February 28, 2006

GROWTH
 Janus Fund
 Janus Enterprise Fund
 Janus Mercury Fund
 Janus Olympus Fund
 Janus Orion Fund
 Janus Triton Fund
 Janus Twenty Fund*
 Janus Venture Fund*

SPECIALTY GROWTH
 Janus Global Life Sciences Fund
 Janus Global Technology Fund

CORE
 Janus Balanced Fund
 Janus Contrarian Fund
 Janus Core Equity Fund
 Janus Growth and Income Fund
 Janus Research Fund

RISK-MANAGED
 INTECH Risk-Managed Stock Fund
   (formerly named Janus
   Risk-Managed Stock Fund)

VALUE
 Janus Mid Cap Value Fund -
   Investor Shares
 Janus Mid Cap Value Fund -
   Institutional Shares*
 Janus Small Cap Value Fund -
   Investor Shares*
 Janus Small Cap Value Fund -
   Institutional Shares*

INTERNATIONAL & GLOBAL
 Janus Global Opportunities Fund
 Janus Overseas Fund
 Janus Worldwide Fund

BOND
 Janus Flexible Bond Fund
 Janus High-Yield Fund
 Janus Short-Term Bond Fund
 Janus Federal Tax-Exempt Fund

                          JANUS EQUITY AND BOND FUNDS

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for the Funds listed above, each of which is a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund. In addition, subadvisers are responsible for the day-to-day operations of certain Funds.

     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated February 28, 2006, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust on www.janus.com, by calling 1-800-525-3713, or by writing the Funds at the address shown on the back of this SAI. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, on www.janus.com, by calling 1-800-525-3713, or by writing the Funds at the address shown on the back cover of this SAI.

      * These Funds/Classes are closed to new investors. However, current investors may continue to invest in the Funds and/or may open new Fund accounts. The Funds may resume sales of their shares to new investors at some future date, but they have no present intention to do so. If you are a current Fund shareholder and close an existing Fund account, you will not be able to make additional investments in the Fund unless you meet one of the specified criteria. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. See the "Shareholder's Manual" or "Shareholder's Guide" section of the Funds' Prospectuses for more details.

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TABLE OF CONTENTS
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       Classification, Portfolio Turnover, Investment Policies
          and Restrictions, and Investment Strategies and
          Risks.................................................    2
       Investment Adviser and Subadvisers.......................   44
       Custodian, Transfer Agent, and Certain Affiliations......   76
       Portfolio Transactions and Brokerage.....................   78
       Trustees and Officers....................................   86
       Purchase of Shares.......................................  110
          Net Asset Value Determination.........................  110
          Reinvestment of Dividends and Distributions...........  111
       Redemption of Shares.....................................  113
       Shareholder Accounts.....................................  114
          Online and Telephone Transactions.....................  114
          Systematic Redemptions................................  114
       Tax-Deferred Accounts....................................  115
       Income Dividends, Capital Gains Distributions, and Tax
          Status................................................  116
       Principal Shareholders...................................  118
       Miscellaneous Information................................  122
          Shares of the Trust...................................  122
          Shareholder Meetings..................................  123
          Voting Rights.........................................  123
          Master/Feeder Option..................................  124
          Independent Registered Public Accounting Firm.........  124
          Registration Statement................................  124
       Financial Statements.....................................  125
       Appendix A...............................................  126
          Explanation of Rating Categories......................  126

CLASSIFICATION, PORTFOLIO TURNOVER, INVESTMENT POLICIES
AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
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JANUS INVESTMENT FUND

   This Statement of Additional Information includes information about 25 series of the Trust. Each Fund is a series of Janus Investment Fund (the "Trust"), an open-end, management investment company.

   EQUITY FUNDS. Janus Fund, Janus Enterprise Fund, Janus Mercury Fund, Janus Olympus Fund, Janus Orion Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Core Equity Fund, Janus Growth and Income Fund, Janus Research Fund, INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund, Janus Small Cap Value Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Worldwide Fund are referred to collectively in this SAI as the "Equity Funds."

   BOND FUNDS. Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, and Janus Federal Tax-Exempt Fund are referred to collectively in this SAI as the "Bond Funds."

CLASSIFICATION

   The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Janus Orion Fund, Janus Twenty Fund, Janus Contrarian Fund, and Janus Global Opportunities Fund are classified as nondiversified. Janus Fund, Janus Enterprise Fund, Janus Mercury Fund, Janus Olympus Fund, Janus Triton Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Balanced Fund, Janus Core Equity Fund, Janus Growth and Income Fund, Janus Research Fund, INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund, Janus Small Cap Value Fund, Janus Overseas Fund, Janus Worldwide Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, and Janus Federal Tax-Exempt Fund are classified as diversified.

SUBADVISERS

   FUND SUBADVISED BY INTECH. Enhanced Investment Technologies, LLC ("INTECH") is the investment subadviser for INTECH Risk-Managed Stock Fund.

   FUNDS SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Janus Mid Cap Value Fund and Janus Small Cap Value Fund.

PORTFOLIO TURNOVER

   The portfolio turnover rate for Janus Fund for the fiscal year ended October 31, 2005 was 78% compared to 21% for the fiscal year ended October 31, 2004. The increase in the Fund's portfolio turnover rate was primarily due to an increase in the number of fund holdings.The portfolio turnover rate for Janus Worldwide Fund for the fiscal year ended October 31, 2005 was 33% compared to 120% for the fiscal year ended October 31, 2004. The decline in the Fund's portfolio turnover rate was primarily due to a restructuring of the Fund's portfolio as a result of a change in portfolio management. The portfolio turnover rate for Janus Federal Tax-Exempt Fund for the fiscal year ended October 31, 2005 was 149% compared to 52% for the fiscal year ended October 31, 2004. The increase in the Fund's portfolio turnover rate was primarily due to a restructuring of the Fund's portfolio as a result of a change in the Fund's portfolio management.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Each of these policies applies to all of the Funds, except policies (1) and (2), which apply only to the Funds specifically listed in those policies.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   (1) With respect to 75% of its total assets, Janus Fund, Janus Enterprise Fund, Janus Mercury Fund, Janus Olympus Fund, Janus Triton Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Balanced Fund, Janus Core Equity Fund, Janus Growth and Income Fund, Janus

   Research Fund, INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund, Janus Small Cap Value Fund, Janus Overseas Fund, Janus Worldwide Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, and Janus Federal Tax-Exempt Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities). This policy does not apply to Janus Global Life Sciences Fund. This policy does not apply to Janus Federal Tax-Exempt Fund regarding municipal obligations only. For the purposes of this limitation only, industrial development bonds issued by nongovernmental users shall not be deemed to be municipal obligations. Industrial development bonds shall be classified according to the industry of the entity that has the ultimate responsibility for the payment of principal and interest on the obligation.

   (3) Invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

   (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (6) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

   (7) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   As a fundamental policy, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

   The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

   (a) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of
   Section 12(d)(1).

   (b) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore ("short sales against the box"). In addition, the Equity Funds may engage in "naked" short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps, and forward contracts are not deemed to constitute selling securities short.

   (c) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps, and forward contracts shall not be deemed to constitute purchasing securities on margin.

   (d) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value ("NAV"), provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps, or forward contracts, or the segregation of assets in connection with such contracts.

   (e) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper, and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (f) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

   JANUS GLOBAL LIFE SCIENCES FUND. As a fundamental policy, Janus Global Life Sciences Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industry groups: health care, pharmaceuticals, agriculture, cosmetics/personal care, and biotechnology. Janus Global Life Sciences Fund does not have a policy to concentrate in any industry other than those listed above.

   JANUS BALANCED FUND. As an operational policy, at least 25% of the assets of Janus Balanced Fund will normally be invested in fixed-income senior securities.

   JANUS SHORT-TERM BOND FUND. As an operational policy, under normal circumstances, Janus Short-Term Bond Fund expects to maintain an average weighted effective maturity of three years or less. The investment personnel may consider estimated prepayment dates or call dates of certain securities in computing the portfolio's effective maturity.

   JANUS FEDERAL TAX-EXEMPT FUND. As a fundamental policy, Janus Federal Tax-Exempt Fund will normally invest at least 80% of its net assets in securities whose income is not subject to federal income taxes, including the alternative minimum tax.

INVESTMENT STRATEGIES AND RISKS

Cash Position

   As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities.")

   INTECH Risk-Managed Stock Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use exchange-traded funds as well as futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Fund may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies, or its normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.


Illiquid Investments

   Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.

   If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Fund to decline.

   Each Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when the investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Foreign Securities

   Unless otherwise limited by its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:

   CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

   EMERGING MARKETS. Within the parameters of their specific investment policies, the Funds, particularly Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Worldwide Fund, may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International ("MSCI") Emerging Markets Index(SM). Janus Orion Fund, Janus Triton Fund, Janus Contrarian Fund, and Janus Research Fund have at times invested a significant portion of their assets in emerging markets and may continue to do so. Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and the Funds' Form N-Q, which are filed with the SEC.

Short Sales

   Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

   The Equity Funds may also engage in "naked" short sales (no more than 8% of a Fund's assets may be invested in naked short sales). In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. A Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked-to-market daily. A Fund will engage in naked short sales when its investment personnel anticipate that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. If a naked short sale is not successful, the Funds' losses are potentially unlimited in cases where the Fund is unable to close out its short position.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities

   Within the parameters of its specific investment policies, each Fund may invest up to 10% (without limit for Janus Flexible Bond Fund and Janus High-Yield Fund) of its assets in zero coupon, pay-in-kind, and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

   Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

   Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

   The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

   Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

   Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

   Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

   The Funds also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectuses may apply.

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.

   Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Depositary Receipts

   The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

   Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectuses.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Janus Balanced Fund, Janus Flexible Bond Fund, and Janus Short-Term Bond Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

   The Funds may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. Janus Federal Tax-Exempt Fund may, at times, invest more than 25% of the value of its assets in industrial development bonds, a type of revenue bond which, although issued by a public authority, may be backed only by the credit and security of a private issuer, thus presenting a greater credit risk.

   The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

   Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

   VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

   In order to most effectively use these investments, the investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the investment personnel incorrectly forecast such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

   STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker-dealer or bank to repurchase a security held by that Fund at a specified price.

   TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money or its NAV could decline by the use of inverse floaters.

   STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   The Funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Repurchase and Reverse Repurchase Agreements

   In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

   A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

Mortgage Dollar Rolls

   The Bond Funds also may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "mortgage dollar roll" transaction, a Fund sells a mortgage-related security (such as a GNMA security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

   A Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed security. A Fund is compensated by the difference between the current sales price and the lower forward price purchase price, often referred to as the "drop," as well as the interest earned on the cash proceeds of the initial sales.

   Successful use of mortgage dollar rolls depends on a Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans

   Janus Balanced Fund and the Bond Funds may invest in bank loans (no more than 5% of a Fund's total assets), which include institutionally traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a lender or financial institution. Assignments and participations involve credit risk and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR").

   When a Fund purchases an assignment, it typically acquires direct rights against the borrower in the loan. However, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. A Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but may otherwise be entitled to all of such bank's rights in the loan. Additional risks are involved in purchasing assignments. For example, if a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. Legal theories of lender liability could conceivably be applied against a Fund. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated.

   When a Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. A Fund generally will have no right to enforce compliance by the borrower with the terms of the underlying loan agreement, nor any rights with respect to set-off against the borrower and the Fund may not directly benefit from any collateral supporting the underlying loan. As a result, a Fund may assume the credit risk of both the borrower and the lender. The failure by a Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected in a reduction in the Fund's NAV.

   The borrower of a loan in which a Fund holds a participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

   A Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, a Fund may be unable to sell assignments or participations at the desired time or only at a price less than fair market value.

   Notwithstanding its intention generally not to receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a Fund's holdings. Possession of such information may in some instances occur despite Janus Capital's efforts to avoid such possession, but in other instances Janus Capital may choose to receive such information (for example, in connection with participation in a creditor's committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Janus Capital's ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on Janus Capital's ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

High-Yield/High-Risk Bonds

   Janus High-Yield Fund may invest without limit in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Service and Fitch, Inc., or Ba or lower by Moody's Investors Service, Inc.). Within the parameters of its specific investment policies, no other Fund intends to invest more than 35% of its net assets in such bonds, and Janus Contrarian Fund, Janus Core Equity Fund, Janus Mid Cap Value Fund, and Janus Small Cap Value Fund will, under normal circumstances, limit their investments in such bonds to 20% or less of their net assets. INTECH Risk-Managed Stock Fund does not intend to invest in high-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

   Any Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in each Fund's limit on investments in bonds rated below investment grade unless its investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of this SAI for a description of bond rating categories.

Defaulted Securities

   A Fund may hold defaulted securities if its investment personnel believe, based upon their analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the investment personnel's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   DISPOSITION OF PORTFOLIO SECURITIES. Although these Funds generally will purchase securities for which their investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

   OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options, and Other Derivative Instruments

   FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian or with the FCM. Effective February 13, 2006, the FCM may no longer maintain margin assets with the Funds' custodian or subcustodian and may be required to hold such accounts directly with the FCM prior to the above referenced effective date.

   The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

   Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

   The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect that Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

   If a Fund owns bonds and the investment personnel expect interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the NAV of that Fund from declining as much as it may have otherwise. If, on the other hand, the investment personnel expect interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

   The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the investment personnel still may not result in a successful use of futures.


   Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the Fund's investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.


   The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

   Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

   OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

   The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

   FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

   The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest for nonhedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the

   U.S. dollar if the investment personnel believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

   These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its investment personnel's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.


   In general, the Funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.


   While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

   OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

   The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

   The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

   The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

   OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in NAV, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

   A put option written by a Fund is "covered" if that Fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

   A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

   The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its investment personnel believe that writing the option would achieve the desired hedge.

   The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

   The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

   In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

   A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

   An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that

   Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

   A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

   The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

   A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

   A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

   A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

   EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

   SWAPS AND SWAP-RELATED PRODUCTS. A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

   There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.


   A Bond Fund may enter into credit default swap agreements (with values not to exceed 10% of the net asset value of such Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.


   A Bond Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case that Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

   ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS, AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

   Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

   A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict that Fund's ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund's rights as a creditor or to protect the value of securities held by that Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.

   The non-money market funds' full portfolio holdings (excluding cash equivalents, derivatives, and short positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for each fund (except that certain funds publish the top five portfolio holdings) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for certain funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com.

   Specific portfolio level performance attribution information and statistics for the funds will be made available to any person monthly upon request, with a 30-day lag, following the posting of the funds' full portfolio holdings on www.janus.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.

   The funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                Quarterly            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
CheckFree Investment Services         Quarterly            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
eVestment Alliance, LLC               Quarterly            Current
Eagle Investment Systems Corp.        As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Informa Investment Solutions, Inc.    Quarterly            Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Manager Selection Ltd.     Quarterly            30 days
Investment Technology Group, Inc.     Daily                Current
Investor Force, Inc.                  Quarterly            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Mercer Investment Consulting, Inc.    Quarterly            Current
Money Manager Review                  Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
Morningstar Inc.                      Quarterly            Current
New England Pension Consultants       Quarterly            Current
Nomura Funds Research and
  Technologies Co., Ltd.              Monthly              Current
Nomura Securities Co., Ltd.           As needed            Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
Schroder Investment Management
  Limited                             Quarterly            30 days
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Macgregor Group, Inc.             As needed            Current
Thomson Financial                     Quarterly            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current

   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages accounts other than registered investment companies, such as separate accounts. Janus Capital also manages products sponsored by companies other than Janus Capital, including registered investment companies and separate accounts. These other products may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings.

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

   As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds. As discussed below, Janus Capital has delegated certain of these duties to INTECH and Perkins pursuant to subadvisory agreements ("Sub-Advisory Agreements") between Janus Capital and each Subadviser.

   Janus Capital and its affiliates may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.

   The Funds pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund and calculated at the annual rate as shown below for each Fund. The following table reflects the Funds' investment advisory fee rates effective during the most recent fiscal year.

                                                     Investment Advisory
                                Average Daily Net         Fees (%)
Fund Name                         Assets of Fund        (annual rate)
------------------------------------------------------------------------
GROWTH
  Janus Fund                    All Asset Levels            0.64
  Janus Enterprise Fund         All Asset Levels            0.64
  Janus Mercury Fund            All Asset Levels            0.64
  Janus Olympus Fund            All Asset Levels            0.64
  Janus Orion Fund              All Asset Levels            0.64
  Janus Triton Fund             All Asset Levels            0.64
  Janus Twenty Fund             All Asset Levels            0.64
  Janus Venture Fund            All Asset Levels            0.64
SPECIALTY GROWTH
  Janus Global Life Sciences
    Fund                        All Asset Levels            0.64
  Janus Global Technology Fund  All Asset Levels            0.64
CORE
  Janus Balanced Fund           All Asset Levels            0.55
  Janus Contrarian Fund         All Asset Levels            0.64
  Janus Core Equity Fund        All Asset Levels            0.60
  Janus Growth and Income Fund  All Asset Levels            0.62
  Janus Research Fund           All Asset Levels            0.64
RISK-MANAGED
  INTECH Risk-Managed Stock
    Fund(1)                     All Asset Levels            0.50
VALUE
  Janus Mid Cap Value Fund(2)   All Asset Levels            0.64
  Janus Small Cap Value
    Fund(2)                     All Asset Levels            0.72
INTERNATIONAL & GLOBAL
  Janus Global Opportunities
    Fund                        All Asset Levels            0.64
  Janus Overseas Fund           All Asset Levels            0.64
  Janus Worldwide Fund          All Asset Levels            0.60
BOND
  Janus Flexible Bond Fund      First $300 Million          0.58
                                Over $300 Million           0.48
  Janus High-Yield Fund         First $300 Million          0.65
                                Over $300 Million           0.55
  Janus Short-Term Bond Fund    First $300 Million          0.64
                                Over $300 Million           0.54
  Janus Federal Tax-Exempt
    Fund                        First $300 Million          0.50
                                Over $300 Million           0.45

(1) Formerly named Janus Risk-Managed Stock Fund.
(2) 50% of the investment advisory fee (less any fee waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.

   PERFORMANCE-BASED INVESTMENT ADVISORY FEE

   APPLIES TO JANUS MERCURY FUND, JANUS CONTRARIAN FUND, JANUS RESEARCH FUND, INTECH RISK-MANAGED STOCK FUND, JANUS MID CAP VALUE FUND, AND JANUS WORLDWIDE FUND ONLY

   Effective January 1, 2006 for Janus Research Fund and INTECH Risk-Managed Stock Fund and effective February 1, 2006 for Janus Mercury Fund, Janus Contrarian Fund, Janus Mid Cap Value Fund, and Janus Worldwide Fund, each such Fund implemented a revised investment advisory agreement that includes a change in the investment advisory fee rate from a fixed rate to a rate that adjusts upward or downward based upon each Fund's performance relative to its respective benchmark index. This change will not impact the investment advisory fee shown in the table above until one year after the effective date when the performance adjustment takes effect. The following discussion provides additional details regarding these changes.

   Shareholders of Janus Mercury Fund, Janus Contrarian Fund, Janus Research Fund, INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund, and Janus Worldwide Fund, voting separately, approved an amended investment advisory agreement between the Trust, on behalf of their Fund, and Janus Capital ("Amendment"). The Amendment introduced a performance incentive investment advisory fee structure for each Fund whereby each Fund's investment advisory fee rate adjusts upward or downward based upon the Fund's performance relative to its benchmark index.

   Under the Amendment, the investment advisory fee paid to Janus Capital by each Fund consists of two components: (i) a base fee calculated by applying the current specified fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (ii) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally will be the previous 36 months, although no Performance Adjustment will be made until the Amendment has been in effect for at least 12 months and, accordingly, only the Fund's Base Fee rate will apply for the initial 12 months. When the Amendment has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the Amendment took effect. The amended fee schedule for each Fund became effective on January 1, 2006 or February 1, 2006, as noted above.

   For each Fund, the fixed rate used in computing the Base Fee is the same as that used in computing the fee paid to Janus Capital by the Fund under its investment advisory agreement effective during the most recent fiscal year. The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of a Fund and the Fund's benchmark index.

   The investment performance of Janus Mid Cap Value Fund's Investor Shares ("Investor Shares") is used for purposes of calculating Janus Mid Cap Value Fund's Performance Adjustment. For the Funds other than Janus Mid Cap Value Fund, should the Trustees subsequently decide to divide shares of a Fund into two or more separate classes, the oldest class of shares will be used for purposes of determining the Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Investor Shares for Janus Mid Cap Value Fund or the oldest class of shares for the other Funds against the investment record of that Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

   The Trustees may determine that a class of shares of a Fund other than Investor Shares for Janus Mid Cap Value Fund or the oldest class of shares for the other Funds is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the successor class was outstanding and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the "Staff") that any changes to a class of shares selected for purposes of calculating the Performance Adjustment will require shareholder approval. If there is a change in the Staff's position, the Trustees will notify the shareholders of such change in position at such time as the Trustees may determine that a change in such selected class is appropriate.

   Each Fund's benchmark index is identified below. The Trustees may from time to time determine that another securities index is a more appropriate benchmark index for purposes of evaluating the performance of that Fund. In that event, the Trustees will approve the substitution of a successor index for the Fund's benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Fund's performance compared to its former benchmark index. Any change to a particular Fund's benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the Staff that any changes to a Fund's benchmark index will require shareholder approval. If there is a change in the Staff's position, the Trustees will notify the shareholders of such change in position at such time as the Trustees may determine that a change in a Fund's benchmark index is appropriate.

   The Base Fee for each Fund (which is the same as the annual investment advisory fee rate paid by the Fund during the most recent fiscal year) and the Fund's benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:

                                                                                   Base Fee(%)
    Fund Name                                  Benchmark Index                    (annual rate)
    ---------------------------------------------------------------------------------------------
    Janus Mercury Fund                         Russell 1000(R) Growth Index(1)      0.64
    Janus Contrarian Fund                      S&P 500(R) Index(2)                  0.64
    Janus Research Fund                        Russell 1000(R) Index(3)             0.64
    INTECH Risk-Managed Stock Fund(4)          S&P 500(R) Index(2)                  0.50(5)
    Janus Mid Cap Value Fund                   Russell Midcap(R) Value              0.64(7)
                                               Index(6)
    Janus Worldwide Fund                       MSCI World(SM) Index(8)              0.60

(1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates.
(2) The S&P 500(R) Index is Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
(3) The Russell 1000(R) Index measures the performance of the largest 1000 companies in the Russell 3000(R) Index.
(4) Formerly named Janus Risk-Managed Stock Fund.
(5) Janus Capital, and not INTECH Risk-Managed Stock Fund, pays INTECH, the Fund's subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital, on behalf of the Fund, and INTECH. For the fiscal year ended October 31, 2005, that fee was calculated at an annual rate of 0.26% of the Fund's average daily net assets.
(6) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

(7) This amount is reduced by the amount payable by Janus Mid Cap Value Fund to Perkins, the subadviser to Janus Mid Cap Value Fund, pursuant to a Sub-Advisory Agreement between Janus Capital and Perkins. Under this Sub-Advisory Agreement, Janus Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee otherwise payable by the Fund to Janus Capital (net of any reimbursements of expenses incurred or fees waived by Janus Capital). For the fiscal year ended October 31, 2005, Janus Mid Cap Value Fund paid Perkins a subadvisory fee at the annual rate of 0.32% of the Fund's average daily net assets.

(8) The MSCI World(SM) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region.

   Janus Capital agreed by contract to waive the advisory fee payable by certain Funds in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding brokerage commissions, interest, taxes, and extraordinary expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of the Funds, see the table in the "Fees and Expenses" section of each Fund's Prospectus. Janus Capital has agreed to continue such waivers until at least March 1, 2007.

                                 Expense Limit
Fund Name                        Percentage (%)
-----------------------------------------------
GROWTH
  Janus Triton Fund                   1.25
CORE
  Janus Research Fund                 1.25
BOND
  Janus Flexible Bond Fund            0.93
  Janus High-Yield Fund               0.90
  Janus Short-Term Bond Fund          0.64
  Janus Federal Tax-Exempt
    Fund                              0.55

   The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years or periods ended October
   31. The information presented in the table below reflects the investment advisory fees in effect during each of the fiscal years or periods shown.

                                     2005                               2004                                2003
                         -----------------------------       --------------------------       --------------------------------
Fund Name                Advisory Fees        Waivers        Advisory Fees    Waivers         Advisory Fees         Waivers
------------------------------------------------------------------------------------------------------------------------------
GROWTH
 Janus Fund               $78,753,161              --         $99,852,014           --        $105,343,428               --
 Janus Enterprise Fund    $11,062,904              --         $11,614,927           --        $ 11,320,918               --
 Janus Mercury Fund       $28,459,376              --         $32,392,574           --        $ 33,066,871               --
 Janus Olympus Fund       $14,610,128              --         $16,663,966           --        $ 15,461,581               --
 Janus Orion Fund         $ 3,778,695              --         $ 3,494,094           --        $  2,802,306               --
 Janus Triton Fund        $   113,098(1)     $102,399         $   --                --        $    --                    --
 Janus Twenty Fund        $60,430,919              --         $60,268,045           --        $ 63,331,924               --
 Janus Venture Fund       $ 8,753,760              --         $ 8,770,064           --        $  6,423,011               --
SPECIALTY GROWTH
 Janus Global Life
   Sciences Fund          $ 7,563,145              --         $ 8,332,957           --        $  8,424,615               --
 Janus Global
   Technology Fund        $ 7,103,412              --         $ 9,581,054           --        $  8,661,205               --
CORE
 Janus Balanced Fund      $14,963,890              --         $20,059,059           --        $ 26,024,299               --
 Janus Contrarian Fund    $17,384,508              --         $16,155,221           --        $ 12,107,699               --
 Janus Core Equity Fund   $ 3,917,480              --         $ 4,146,417           --        $  4,602,152               --
 Janus Growth and
   Income Fund            $33,818,943              --         $35,671,875           --        $ 37,147,147               --
 Janus Research Fund      $   130,634(1)     $ 70,326         $   --                --        $    --                    --

RISK-MANAGED
 INTECH Risk-Managed
   Stock Fund(2)          $ 1,542,157              --         $   763,771    $  488,229       $    223,037(3)     $  223,037(3)
VALUE
 Janus Mid Cap Value
   Fund                   $27,930,032              --         $16,992,386    $  500,763       $  9,406,097(4)            --
 Janus Small Cap Value
   Fund                   $19,771,643              --         $22,982,646    $2,659,228       $ 23,728,560(5)            --
INTERNATIONAL & GLOBAL
 Janus Global
   Opportunities Fund     $ 1,400,774              --         $ 1,131,557           --        $    864,076               --
 Janus Overseas Fund      $14,542,082              --         $16,156,904           --        $ 18,835,257               --
 Janus Worldwide Fund     $35,836,772              --         $58,977,220           --        $ 78,796,638               --

                                     2005                               2004                                2003
                         -----------------------------       --------------------------       --------------------------------
Fund Name                Advisory Fees        Waivers        Advisory Fees    Waivers         Advisory Fees         Waivers
------------------------------------------------------------------------------------------------------------------------------
BOND
 Janus Flexible Bond
   Fund                   $ 5,279,211              --         $ 7,113,293           --        $  9,825,976               --
 Janus High-Yield Fund    $ 3,319,464              --         $ 3,912,620           --        $  5,774,135               --
 Janus Short-Term Bond
   Fund                   $ 1,494,629        $744,392         $ 1,926,252    $1,061,867       $  2,811,827        $1,192,047
 Janus Federal
   Tax-Exempt Fund        $   605,134        $376,646         $   863,282    $  553,328       $  1,372,560        $  576,408

(1) February 25, 2005 (inception) to October 31, 2005.
(2) Formerly named Janus Risk-Managed Stock Fund.
(3) February 28, 2003 (inception) to October 31, 2003.
(4) $4,224,022 of the Advisory Fees for Janus Mid Cap Value Fund were paid to Berger Financial Group LLC, the Fund's former adviser, for the period October 1, 2002 to April 20, 2003, with the remaining $5,182,075 being paid to Janus Capital for the period April 21, 2003 to October 31, 2003.
(5) $11,538,890 of the Advisory Fees for Janus Small Cap Value Fund were paid to Berger Financial Group LLC, the Fund's former adviser, for the period October 1, 2002 to April 20, 2003, with the remaining $12,189,670 being paid to Janus Capital for the period April 21, 2003 to October 31, 2003.

   Janus Services LLC ("Janus Services") receives an administrative services fee at an annual rate of up to 0.05% of the average daily net assets of INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund, and Janus Small Cap Value Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers, and other financial intermediaries for providing these services (at an annual rate of up to 0.05% of the average daily net assets of the shares attributable to their customers). Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

   The following table summarizes the administration fees paid by certain Funds for the fiscal years ended October 31.

                                              2005                  2004
  Fund Name                            Administration Fees   Administration Fees
  ------------------------------------------------------------------------------
  RISK-MANAGED
    INTECH Risk-Managed Stock
      Fund(1)                              $  154,216            $   64,759
  VALUE
    Janus Mid Cap Value Fund               $2,197,481            $1,319,999
    Janus Small Cap Value Fund             $1,381,716            $1,558,406

(1) Formerly named Janus Risk-Managed Stock Fund.


   Janus Small Cap Value Fund's Advisory Agreement is dated July 1, 2004. INTECH Risk-Managed Stock Fund's Advisory Agreement is dated July 1, 2004, as amended January 1, 2006. Janus Research Fund's Advisory Agreement is dated December 2, 2004, as amended January 1, 2006. Janus Triton Fund's Advisory Agreement is dated December 2, 2004, as amended February 1, 2006. Each of the remaining Fund's Advisory Agreement is dated July 1, 2004, as amended February 1, 2006. Each Fund's Advisory Agreement is in effect for an initial one-year period and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940
   Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.


SUBADVISERS

   Janus Capital has entered into Sub-Advisory Agreements on behalf of INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund, and Janus Small Cap Value Fund.

ENHANCED INVESTMENT TECHNOLOGIES, LLC

   Janus Capital has entered into a Sub-Advisory Agreement with Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, on behalf of INTECH Risk-Managed Stock Fund.

   INTECH has been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts. Janus Capital owns approximately 82.5% of the outstanding voting shares of INTECH.

   Under the Sub-Advisory Agreement between Janus Capital and INTECH, INTECH is responsible for the day-to-day investment operations of INTECH Risk-Managed Stock Fund. Investments will be acquired, held, disposed of, or loaned, consistent with the investment objectives, policies, and restrictions established by the Trustees and set forth in the Trust's registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Fund with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Fund; and (iv) maintain all books and records required under federal securities law relating to day-to-day portfolio management of the Funds. The Sub-Advisory Agreement provides that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.


   The Sub-Advisory Agreement is dated July 1, 2004, as amended January 1, 2006, and will continue in effect until January 1, 2007, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the Independent Trustees of the Fund. The Sub-Advisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


PERKINS, WOLF, MCDONNELL AND COMPANY, LLC

   Janus Capital has entered into Sub-Advisory Agreements on behalf of Janus Mid Cap Value Fund and Janus Small Cap Value Fund with Perkins, Wolf, McDonnell and Company, LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.

   Perkins: (i) manages the investment operations of the Funds; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Funds, their condition, investment decisions and conditions; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Funds; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports.

   Perkins and its predecessor have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital has a 30% ownership stake in Perkins.

   Under the Sub-Advisory Agreements between Janus Capital and Perkins, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Sub-Advisory Agreements provide that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Funds, except for willful malfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreements and except to the extent otherwise provided by law.

   Under the Sub-Advisory Agreements, Janus Mid Cap Value Fund and Janus Small Cap Value Fund each pay Perkins a fee equal to 50% of the advisory fee Janus Capital receives from each Fund (calculated after any fee waivers and expense reimbursements). As a result of the reduction of the advisory fees paid by Janus Mid Cap Value Fund and Janus Small Cap Value Fund to Janus Capital in connection with the Assurance of Discontinuance entered into with the New York Attorney General in August 2004, Janus Capital has agreed to pay Perkins a fee equivalent to approximately one-half of the reduction with respect to each Fund. The agreement with respect to Janus Mid Cap Value Fund will terminate effective February 1, 2007.

   The Sub-Advisory Agreements with Perkins will continue in effect until February 1, 2007 for Janus Mid Cap Value Fund and July 1, 2006 for Janus Small Cap Value Fund, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Funds and in either case by vote of a majority of the Independent Trustees of the Funds. The Sub-Advisory Agreements are subject to termination without cause by Janus Capital or the Trust on 60 days' written notice, or material breach of Janus Capital's or Perkins' duties if that breach is not cured within a 20-day period after notice of breach, or if Perkins is unable to discharge its duties and obligations, and terminates automatically in the event of the assignment or termination of each Fund's respective Investment

   Advisory Agreement. Perkins may terminate the Sub-Advisory Agreements upon three years' notice.

   Janus Capital and Perkins have also entered into a Relationship Agreement, which sets forth a framework of mutual cooperation between the parties with respect to the developing, marketing, and servicing of products. Among other things, Janus Capital agrees that it will not terminate or recommend to the Trustees that they terminate the Sub-Advisory Agreements with Perkins, except for cause, as long as the Relationship Agreement is in effect. Among other things, Perkins agrees to provide Janus Capital with exclusive rights to certain value investment products and limit its ability to terminate the Sub-Advisory Agreement without cause. Accordingly, both Janus Capital and Perkins have financial incentives to maintain the relationship between the parties.

   Under each Sub-Advisory Agreement, the respective subadviser was compensated according to the following schedule for the fiscal year ended October 31, 2005.

    Fund Name                                                     Subadviser   Annual Rate(%)
    -----------------------------------------------------------------------------------------
    INTECH Risk-Managed Stock Fund(1)                               INTECH          0.26
    Janus Mid Cap Value Fund                                       Perkins          0.32
    Janus Small Cap Value Fund                                     Perkins          0.36

(1) Formerly named Janus Risk-Managed Stock Fund.

   INTECH Risk-Managed Stock Fund pays no fees directly to INTECH. Janus Capital pays these subadvisory fees out of its advisory fees.

   During the fiscal year ended October 31, 2005, Janus Mid Cap Value Fund and Janus Small Cap Value Fund paid subadvisory fees to Perkins in the amount of $13,965,016 and $9,885,822, respectively.


   PERFORMANCE-BASED SUB-ADVISORY FEE



   APPLIES TO INTECH RISK-MANAGED STOCK FUND

   Effective January 1, 2006, the subadvisory fee rate for INTECH Risk-Managed Stock Fund changed from a fixed rate to a rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark index. This change will not impact the subadvisory fee shown for INTECH Risk-Managed Stock Fund in the table above until January 1, 2007. Janus Capital, and not INTECH Risk-Managed Stock Fund, pays this fee. The following discussion provides additional details regarding this change.

   On December 29, 2005, shareholders of INTECH Risk-Managed Stock Fund approved an amended subadvisory agreement between Janus Capital, on behalf of the Fund, and INTECH that introduces a performance incentive subadvisory fee structure. The subadvisory fee rate payable by Janus Capital to INTECH changed from a fixed rate to a rate that adjusts upward or downward based upon the performance of the Fund relative to its benchmark index, the S&P 500(R) Index. Under the Amended Sub-Advisory Agreement, the subadvisory fee rate paid by Janus Capital to INTECH consists of two components: (i) a base advisory fee calculated and accrued daily and payable monthly equal to 0.26% of the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (ii) half of any performance fee adjustment paid to Janus Capital by the Fund ("Performance Adjustment") pursuant to the investment advisory agreement between Janus Capital and the Trust, on behalf of the Fund as approved by shareholders on December 29, 2005. No Performance Adjustment is paid to INTECH until the amended subadvisory agreement has been in effect for at least 12 months (which is January 1, 2007).

   The Base Fee rate is the same as the current annual fixed-rate fee paid by Janus Capital to INTECH under its Sub-Advisory Agreement. The Performance Adjustment is calculated monthly and may result in an increase or decrease in the subadvisory fee rate paid by Janus Capital to INTECH, depending upon the investment performance of the Fund relative to the S&P 500(R) Index over the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee versus average daily net assets over the performance measurement period for the Performance Adjustment).

   The amended subadvisory agreement and the new fee schedule became effective on January 1, 2006. For the first 12 months after the effective date, only the Base Fee rate applies. When the amended subadvisory agreement has been in effect for at least 12 months, but less than 36 months, the performance measurement period equals the time that has elapsed since the amended subadvisory agreement took effect and the Performance Adjustment will be calculated for that performance measurement period. Once the Fund has 36 months of performance history from the effective date, the Performance Adjustment is calculated using a rolling 36 month period.


   APPLIES TO JANUS MID CAP VALUE FUND

   As a result of shareholder approval of Janus Mid Cap Value Fund's amended investment advisory agreement between Janus Capital and the Trust, on behalf of the Fund, effective February 1, 2006, the subadvisory fee paid to Perkins changed from a fixed-rate fee to a fee that adjusts upward or downward based upon the performance of the Fund relative to the Russell Midcap(R) Value Index, the Fund's benchmark index. In accordance with the Sub-Advisory Agreement,

   Perkins receives a fee from the Fund equal to 50% of the advisory fee payable to Janus Capital from the Fund before reduction of the Janus fee by the amount of the fee payable to Perkins (net of any reimbursement of expenses incurred or fees waived by Janus Capital).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS




   A discussion regarding the basis for the Board of Trustees' approval of continuation of Janus Small Cap Value Fund's investment advisory agreement is included in the Fund's annual report to shareholders.



   AMENDMENTS TO ADVISORY AGREEMENTS TO CONFORM TO PREVAILING INDUSTRY PRACTICE



   APPLIES TO ALL FUNDS EXCEPT INTECH RISK-MANAGED STOCK FUND, JANUS MID CAP VALUE FUND, AND JANUS SMALL CAP VALUE FUND



   On September 20, 2005, the Board of Trustees, including all of the Independent Trustees, voted unanimously to approve an amended Investment Advisory Agreement ("Amended Agreement") for each applicable Fund and authorized the submission of each Amended Agreement to the Fund's shareholders for approval. Shareholders approved the Amended Agreement for their Fund at a special meeting of Shareholders held on December 29, 2005 for Janus Fund, Janus Orion Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Research Fund, Janus Short-Term Bond Fund, and Janus Federal Tax-Exempt Fund; and on January 9, 2006 for Janus Enterprise Fund, Janus Mercury Fund, Janus Olympus Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Core Equity Fund, Janus Growth and Income Fund, Janus Global Opportunities Fund, Janus Overseas Fund, Janus Worldwide Fund, Janus Flexible Bond Fund, and Janus High-Yield Fund.



   In approving the proposed Amended Agreements, the Trustees considered the recommendations of an independent compliance consultant engaged by Janus Capital regarding the form of each of those agreements and concluded that the proposed changes were consistent with industry practice and would reflect an appropriate delegation of authority to Janus Capital clarifying its investment discretion over the Funds it manages.


   In connection with their most recent consideration of the investment advisory agreements for all of the Funds, the Trustees received and reviewed a substantial amount of information provided by Janus Capital and the respective subadvisers for subadvised Funds in response to requests of the Independent Trustees and their counsel. They also received and reviewed a considerable amount of information and analysis provided to the Trustees by an independent fee consultant. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met on two separate occasions with Janus Capital management to consider the agreements, and at each of those meetings they also met separately in executive session with their counsel.

   Based on their evaluation of the information provided by Janus Capital, subadvisers, the independent fee consultant, Lipper Inc. ("Lipper"), and other information, the Trustees determined that the overall arrangements between the Funds and Janus Capital were fair and reasonable in light of the nature and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment.

   In considering the agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the agreements are discussed separately below.

   NATURE, EXTENT, AND QUALITY OF SERVICES
   The Trustees reviewed the nature, extent, and quality of the services of Janus Capital and the subadvisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, especially those who provide investment management services to the Funds. The Trustees also considered other services provided to the Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, serving as the Funds' administrator, monitoring adherence to the Funds' investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees, and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations. The Trustees also reviewed the enhanced compliance program of Janus Capital and the actions taken by Janus Capital in response to various legal and regulatory proceedings since the fall of 2003.

   The Trustees concluded that the nature, extent, and quality of the services provided by Janus Capital and, if applicable, the subadviser to each Fund were appropriate and consistent with the terms of the respective advisory agreements, that the quality of those services had been consistent with or superior to quality norms in the industry, and that the Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its continuing ability to attract and retain well-qualified personnel.

   PERFORMANCE OF THE FUNDS
   The Trustees considered the short-term and longer term performance of each Fund. They reviewed information comparing each Fund's performance with the performance of comparable funds and peer groups identified by Lipper and with the Fund's benchmark index. They concluded that the performance of most Funds was good to very good. Although the performance of some Funds lagged that of their peers for certain periods, they also concluded that Janus Capital had taken appropriate steps to address the under-performance and that the more recent performance of most of those Funds had been improving.

   COSTS OF SERVICES PROVIDED
   The Trustees examined information on the fees and expenses of each Fund in comparison to information for other comparable funds as provided by Lipper. They noted that the rate of management (investment advisory and administrative) fees for each Fund, after contractual expense limitations, was below the mean management fee rate of the respective peer group of funds selected by Lipper.

   The Trustees considered the methodology used by Janus Capital in determining compensation payable to portfolio managers, the very competitive environment for investment management talent and the competitive market for mutual funds in different distribution channels.

   The Trustees also reviewed Janus Capital's management fees for its separate account clients and for its subadvised funds (for which Janus Capital provides only portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fees for Funds having a similar strategy, the Trustees noted that Janus Capital performs significant additional services for the Funds that it does not provide to those other clients, including administrative services, oversight of the Funds' other service providers, trustee support, regulatory compliance, and numerous other services. Moreover, they noted that the spread between the average fees charged to the Funds and the fees that Janus Capital charged to its separate account clients was significantly smaller than the average spread for such fees of other advisers, based on publicly available data and research conducted by their independent fee consultant.

   The Trustees also considered the profitability to Janus Capital and its affiliates of their relationships with each Fund and found Janus Capital's profitability not to be unreasonable.

   Finally, the Trustees considered the financial condition of Janus Capital, which they found to be sound.

   The Trustees concluded that the management fees and any other compensation payable by each Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital or a Fund to the subadvisers of subadvised Funds, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Janus Capital charges to other clients. The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Fund, the quality of services provided by Janus Capital, the investment performance of the Fund, and the expense limitations agreed to by Janus Capital.

   ECONOMIES OF SCALE

   The Trustees received and considered information about the potential of Janus Capital to experience economies of scale as the assets of the Funds increase. They noted that, although each Fund (except four Funds that have breakpoints) pays an advisory fee at a fixed rate as a percentage of net assets, without any breakpoints, the management fee paid by each Fund, after any applicable contractual expense limitations, was below the mean management fee rate of the Fund's peer group selected by Lipper. The Trustees also took note that, for those Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing the Funds because they have not reached adequate scale. Moreover, as the assets of many of the Funds have declined in the past few years, the Funds have benefited from having advisory fee rates that have remained constant rather than fees with breakpoints and higher fee rates at lower asset levels in which the effective fee rate might have increased as assets declined. The Trustees considered certain Amended Agreements that included a change to the advisory fee to reflect a performance-based structure under which the rate of fee would increase or decrease from the current fixed rate if the Fund outperforms or underperforms its benchmark index over a trailing period. Such a fee structure is likely to increase or decrease Janus Capital's economies of scale, depending on whether the effective rate of the fee is increased or decreased. The Trustees also noted that the Funds share directly in economies of scale through lower charges of third-party service providers based on the combined scale of all of the Funds. Based on all of the information they reviewed, the Trustees concluded that the fee structure in each of the advisory agreements was reasonable and that the current rates of fees reflect a sharing between Janus Capital and the Fund of economies of scale at the current asset level of the Fund.

   OTHER BENEFITS TO THE ADVISER
   The Trustees also considered benefits that accrue to Janus Capital and its affiliates from their relationship with the Funds. They recognized that affiliates of Janus Capital separately serve the Funds as transfer agent and distributor, respectively. The Trustees also considered Janus Capital's use of commissions paid by most Funds on their portfolio brokerage transactions to obtain proprietary research products and services benefiting the Funds and/or other clients of Janus Capital, as well as Janus Capital's agreement not to use any Fund's portfolio brokerage transactions to obtain third party research through brokers. The Trustees concluded that Janus Capital's use of "soft" commission dollars to obtain proprietary research products and services was consistent with regulatory requirements and was likely to benefit the Funds. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates pursuant to the agreements and the fees to be paid by each Fund therefore, the Funds and Janus Capital may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital benefits from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds and that the Funds benefit from Janus Capital's receipt of those products and services, as well as research products and services acquired through commissions paid by other clients of Janus Capital. They further concluded that success of each Fund could attract other business to Janus Capital or its other Funds and that the success of Janus Capital could enhance Janus Capital's ability to serve the Funds.


   After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the current Investment Advisory Agreement for each Fund was in the best interest of the Fund and its shareholders. In approving the Amended Agreements, the Independent Trustees also concluded that the Amended Agreement, as proposed, was in the best interest of the Fund and its shareholders.

   PERFORMANCE-BASED INVESTMENT ADVISORY FEE PROPOSAL



   APPLIES TO JANUS MERCURY FUND, JANUS CONTRARIAN FUND, JANUS RESEARCH FUND, INTECH RISK-MANAGED STOCK FUND, JANUS MID CAP VALUE FUND, AND JANUS WORLDWIDE FUND



   On September 20, 2005 and October 19, 2005, the Board of Trustees, including all of the Independent Trustees, voted unanimously to approve an Amended Investment Advisory Agreement for the Fund ("Proposed Agreement") and authorized the submission of the Proposed Agreement to the Fund's shareholders for approval. The Proposed Agreement changed the advisory fee paid by the Fund from a fixed rate to a rate that adjusts upward or downward based upon the Fund's performance relative to a selected benchmark index. Shareholders of the Fund approved the Proposed Agreement at a special meeting of Shareholders held on December 29, 2005 for Janus Research Fund and INTECH Risk-Managed Stock Fund; and on January 9, 2006 for Janus Mercury Fund, Janus Contrarian Fund, Janus Mid Cap Value Fund, and Janus Worldwide Fund.



   For more than a year the Independent Trustees and their independent fee consultant, in consultation with independent legal counsel to the Independent Trustees, have explored the possibility of modifying the fee structure for certain funds to provide for a performance-based adjustment to the current investment advisory fee rate that would increase or decrease the fee based on whether the Fund's total return performance exceeds or lags a stated relevant benchmark index.



   The Independent Trustees also worked with Janus Capital to develop a performance structure that was acceptable to Janus Capital. In doing so, the Independent Trustees were seeking to provide a closer alignment of the interests of Janus Capital with those of the Funds and their shareholders. They believe that the fee structure proposed for each Fund will achieve that objective. Included as part of their analysis of the overall performance fee structure, the Trustees, in consultation with their independent fee consultant, considered the appropriate performance range for achieving the maximum and minimum advisory fee that would result in the Performance Adjustment of up to 0.15% (positive or negative) of a Fund's average daily net assets during the applicable performance measurement period. The Trustees reviewed information provided by Janus Capital and prepared by their independent fee consultant with respect to an appropriate deviation of excess/under returns relative to a Fund's benchmark index, taking into consideration expected tracking error of the Fund, expected returns and potential risks and economics involved both for Janus Capital and the Fund's shareholders. The Trustees also reviewed the structure of performance fees applied by other mutual fund complexes. Based on this information, the Trustees determined that a performance range that approximates one standard deviation of excess/under returns relative to a Fund's benchmark index was appropriate for calculating the maximum range (positive or negative) of the Performance Adjustment.


   As described above, the Performance Adjustment that will be added to or subtracted from the "Base Fee" (as defined in the Proposed Agreement) as a result of a Fund's performance relative to its benchmark index is a variable up to 0.15% of average net assets during the performance measurement period. Importantly, the performance is computed after deducting the Fund's operating expenses (including advisory fees), which means that in order to receive any upward adjustment from the Base Fee, Janus Capital must deliver a total return after expenses that exceeds the return of the benchmark index, which does not incur any expenses.



   The Trustees determined that the benchmark index specified in each of the Proposed Agreements for purposes of computing the performance fee adjustments is appropriate for the respective Fund based on a number of factors, including the fact that the index is broad-based and is composed of securities of the types in which the Fund may invest. The Trustees believe that divergence between the Fund's performance and performance of the index can be attributed, in part, to the ability of the portfolio manager in making investment decisions within the parameters of the Fund's investment objective and investment policies and restrictions.


   The Trustees determined that the class of shares of each Fund selected for purposes of calculating the Performance Adjustment as applied to the Fund is the most appropriate class for use in calculating such Fund's Performance Adjustment. In making that determination, the Trustees considered the fee structure and expenses paid by each class of shares, any fees paid to or retained by Janus Capital or its affiliates, as well as the distribution channel for each class of shares.


   The time periods to be used in determining any Performance Adjustment were also judged to be of appropriate length to ensure proper correlation and to prevent fee adjustments from being based upon random or insignificant differences between the performance of the Fund and of the index. In that regard the Trustees concluded that it would be appropriate for there to be no adjustment from the Base Fee for the first 12 months after the effective date of each Proposed Agreement before implementation of any Performance Adjustment, and that, once implemented, the Performance Adjustment should reflect only the Fund's performance subsequent to that effective date. Moreover, the Trustees believed that, upon reaching the thirty sixth month after the effective date, the performance measurement period would be fully implemented, and that the Performance Adjustment should thereafter be based upon a thirty-six month rolling performance measurement period.


   In addition to considering the performance fee structure reflected in each Proposed Agreement, in approving each of those agreements, the Trustees followed the process and considered the factors and reached the conclusions described above under "Amendments to Advisory Agreements to Conform to Prevailing Industry Practice."



   PERFORMANCE-BASED SUB-ADVISORY FEE PROPOSAL



   APPLIES TO INTECH RISK-MANAGED STOCK FUND



   On September 20, 2005, the Board of Trustees, including all of the Independent Trustees, voted unanimously to approve amendments to the current Sub-Advisory Agreement ("Proposed Amended Sub-Advisory Agreement") for INTECH Risk-Managed Stock Fund and authorized the submission of the Proposed Amended Sub-Advisory Agreement to the Fund's shareholders for approval. Shareholders of the Fund approved the Proposed Amended Sub-Advisory Agreement at a Special Meeting of Shareholders held on December 29, 2005.



   The Trustees determined that, if the fees paid by the Fund to Janus Capital are to be performance-based, the fees paid by Janus Capital to INTECH should be determined under a corresponding performance-based fee structure. In approving the proposed performance fee structure for the Proposed Amended Sub-Advisory Agreement, the Trustees considered the factors and reached the conclusions described above under "Performance-Based Advisory Fee Proposal."



   In addition, in approving the Proposed Amended Sub-Advisory Agreement, the Trustees followed the process and considered the factors and reached the conclusions described above under "Amendments to Advisory Agreements to Conform to Prevailing Industry Practice."


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISERS

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, Janus Capital accounts and Perkins accounts will participate in an IPO if the investment personnel believe the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the investment personnel intend to build a long-term position in the company and purchase securities in both the initial offering and in the immediate aftermarket, then all accounts participating in that IPO will receive IPO shares and any immediate aftermarket shares purchased at a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these conflicts.

   INTECH has adopted its own allocation procedures, which apply to INTECH Risk-Managed Stock Fund. INTECH, the subadviser for INTECH Risk-Managed Stock Fund, generates regular daily trades for all of its clients, including INTECH Risk-Managed Stock Fund, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

   Perkins, the subadviser for Janus Mid Cap Value Fund and Janus Small Cap Value Fund, may buy and sell securities, or engage in other investments, on behalf of multiple clients, including Janus Mid Cap Value Fund and Janus Small Cap Value Fund. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client's portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital, INTECH, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts;
   (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital, INTECH, and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, INTECH, and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, INTECH, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, INTECH, and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

   Perkins has adopted its own Code of Ethics, (the "Code"), which Perkins has certified complies with Rule 17j-1 under the 1940 Act. The Code establishes policies and procedures that govern certain types of personal securities transactions by employees of Perkins. Subject to the requirements and restrictions of the Code, individuals are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds. The Code has provisions that require the employees of Perkins to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds and to avoid serving their own personal interests ahead of the Funds and their shareholders.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital or the Fund's subadviser, as applicable, the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's or the applicable subadviser's own policies and procedures. Summaries of Janus Capital's or the applicable subadviser's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-3713; (ii) on the Funds' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus

   Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

Enhanced Investment Technologies, LLC
Proxy Voting Procedures

   The following are the procedures for INTECH with respect to the voting of proxies on behalf of all clients for which INTECH has been delegated the responsibility for voting proxies and the keeping of records relating to proxy voting.

   GENERAL POLICY. INTECH's investment process involves buy and sell decisions that are determined solely by a mathematical formula that selects target holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate research analysis is not performed. Accordingly, INTECH has engaged Institu-tional Shareholder Services ("ISS") to vote all proxies on behalf of client accounts in accordance, at the client's discretion, with the ISS or PVS Proxy Voting Guidelines (individually and collectively referred to as "ISS Recommendations"). Concurrent with the adoption of these procedures, INTECH will not accept direction in the voting of proxies for which it has voting responsibility from any person or organization other than the ISS Recommendations. INTECH will only accept direction from a client to vote proxies for the client's account pursuant to the ISS or PVS Proxy Voting Guidelines.

   DELEGATION OF PROXY VOTING ADMINISTRATION. INTECH has engaged the services of the Investment Accounting Operations Group of Janus Capital to provide the administration for its proxy voting.

   JANUS INVESTMENT ACCOUNTING OPERATIONS GROUP. The Janus Investment Accounting Operations Group works with the ISS and is responsible to INTECH for ensuring that all proxies are voted consistent with the ISS or PVS Proxy Voting Guidelines.

   VOTING AND USE OF PROXY VOTING SERVICE. Pursuant to its relationship with Janus Capital, INTECH has engaged ISS, an independent Proxy Voting Service, to assist in the voting of proxies. ISS is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. ISS is responsible for working with the Janus Investment Accounting Operations Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital upon request. ISS will process all proxy votes in accordance with the ISS or PVS Proxy Voting Guidelines. Janus Capital has instructed ISS to vote all Janus mutual fund proxies, for which INTECH has voting authority, in accordance with the ISS Guidelines. In absence of specific client direction, INTECH will direct ISS to vote proxies in accordance with PVS Guidelines.

   CONFLICTS OF INTEREST. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

   - ISS shall vote all proxies on INTECH's behalf in accordance with the ISS or PVS Proxy Voting Guidelines. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.

   - The Janus Investment Accounting Operations Group is not authorized to override any recommendation except upon the receipt of express written authorization from the client directing INTECH to vote in a specified manner. All overrides, other than client overrides, shall be approved by the INTECH Chief Compliance Officer. The Janus Investment Accounting Operations Group shall maintain records of all overrides, including all required authorizations.

   - Without limiting the foregoing, the Janus Investment Accounting Operations Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.

   - Any attempts to influence the proxy voting process shall be reported immediately to the INTECH Chief Compliance Officer.

   - All client accounts are prohibited from investing in securities of Janus Capital or securities of its publicly traded affiliates. INTECH maintains a Restricted List of securities that may not be purchased on behalf of the individual accounts which includes, among other things, affiliates of such accounts. The trading system is designed to prohibit transactions in all securities on the Restricted List.

   In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to the INTECH Chief Compliance Officer to determine whether a material conflict exists. To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS recommendation.

   REPORTING AND RECORD RETENTION. Upon request, on a quarterly basis, INTECH will provide its clients with the proxy voting record for that client's account. Janus Capital, on INTECH's behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients, and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and the ISS and PVS Guidelines. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

   REVIEW OF POLICY. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

Perkins, Wolf, McDonnell and Company, LLC
Proxy Voting Summary for Mutual Funds

   Perkins votes proxies in the best interest of its shareholders and without regard to any other Perkins relationship (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Perkins has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that influence how Perkins portfolio managers vote proxies on securities held by the portfolios Perkins manages. The Perkins Wolf Guidelines, which include recommendations on most major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Proxy Voting Committee"). Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines, however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins' behalf, has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the more significant Perkins Wolf Guidelines.

   BOARD OF DIRECTORS ISSUES
   Perkins will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Perkins will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Perkins reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Perkins will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Perkins will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

   GENERAL CORPORATE ISSUES
   Perkins will generally oppose proposals regarding supermajority voting rights. Perkins will generally oppose proposals for different classes of stock with different voting rights. Perkins will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins will generally vote pursuant to that Perkins Wolf Guideline. Perkins will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins Wolf will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Wolf Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds.

   For transfer agency and other services, Janus Services receives an asset-weighted average annual fee based on the proportion of each Fund's total net assets sold directly and the proportion of each Fund's net assets sold through financial intermediaries. The applicable fee rates are 0.16% of net assets on the proportion of assets sold directly and 0.21% on the proportion of assets sold through intermediaries. Janus Services also receives $4 per open shareholder account in each Fund, except Janus Twenty Fund, Janus Venture Fund, Janus Mid Cap Value Fund-Institutional Shares, and Janus Small Cap Value Fund. In addition, the Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for the Equity Funds and $3.98 per shareholder account for the Bond Funds for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.

   For Janus Mid Cap Value Fund and Janus Small Cap Value Fund, due to the differences in the shareholder bases of Investor Shares and Institutional Shares, the transfer agency fee structure is expected to result in different overall transfer agency expenses incurred by each class. By written agreement, Janus Services has agreed until March 1, 2007, to waive the transfer agency fees payable by the Institutional Shares of Janus Mid Cap Value Fund and Janus Small Cap Value Fund so that the total expenses of the Institutional Shares do not exceed the total expenses of the Institutional Shares of Berger Mid Cap Value Fund and Berger Small Cap Value Fund.

   Transfer Agency fees paid on behalf of Janus Mid Cap Value
   Fund - Institutional Shares and Janus Small Cap Value Fund - Institutional Shares for the fiscal year ended October 31, 2005, are summarized below.

Fund Name                                        Transfer Agency Fees   Transfer Agency Waivers
-----------------------------------------------------------------------------------------------
VALUE
  Janus Mid Cap Value Fund - Institutional            $  956,395              $  649,551
    Shares
  Janus Small Cap Value Fund - Institutional          $2,207,159              $2,207,159(1)
    Shares

(1) The waiver exceeded the transfer agency fees.

   Janus Distributors LLC, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which such shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's shares and accepts orders at NAV. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Janus Capital places all portfolio transactions of the Funds, except for INTECH Risk-Managed Stock Fund. With respect to INTECH Risk-Managed Stock Fund, INTECH places portfolio transactions using its proprietary trade system software. With respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund, Janus Capital places all portfolio transactions solely upon Perkins' direction.

   Janus Capital and Perkins have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital and Perkins may occasionally pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for funds subadvised by Perkins, Janus Capital acts on behalf of and in consultation with Perkins. Those factors include, but are not limited to: Janus Capital's and Perkins' knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research, and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins, as applicable. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities, and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses, and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists, and government officials; and other research products and services that assist Janus Capital or Perkins, as applicable, in carrying out their responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's and Perkins' own research efforts. Because Janus Capital and Perkins receive a benefit from research they receive from broker-dealers, Janus Capital and Perkins may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital and Perkins do not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


   For the fiscal year ended October 31, 2005, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below.



Fund Name                                                     Commissions     Transactions
-------------------------------------------------------------------------------------------
GROWTH
  Janus Fund                                                  $1,555,900     $1,443,632,343
  Janus Enterprise Fund                                       $   36,444     $   23,985,732
  Janus Mercury Fund                                          $  328,850     $  226,519,262
  Janus Olympus Fund                                          $  212,458     $  143,628,979
  Janus Orion Fund                                            $    7,000     $    3,801,381
  Janus Twenty Fund                                           $  276,478     $  403,457,239
  Janus Venture Fund                                          $   13,568     $    4,566,906
SPECIALTY GROWTH
  Janus Global Life Sciences Fund                             $   90,650     $   88,072,680
  Janus Global Technology Fund                                $   19,393     $    8,645,426
CORE
  Janus Balanced Fund                                         $  135,630     $  117,287,301
  Janus Contrarian Fund                                       $  100,629     $   76,684,650
  Janus Core Equity Fund                                      $    5,510     $    3,581,674
  Janus Growth and Income Fund                                $  321,952     $  285,263,435
VALUE
  Janus Mid Cap Value Fund                                    $  593,145     $  329,063,087
  Janus Small Cap Value Fund                                  $  461,713     $  165,209,931
INTERNATIONAL & GLOBAL
  Janus Global Opportunities Fund                             $      162     $      146,814
  Janus Overseas Fund                                         $   16,269     $   18,579,549
  Janus Worldwide Fund                                        $  256,803     $  227,127,412

Note: Funds that are not included in the table did not pay any commissions related to research for the stated period.

   Janus Capital and Perkins do not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital and Perkins do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Perkins and such research may not necessarily be used by Janus Capital or Perkins in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income or other clients that normally do not pay brokerage commissions. Perkins may make its own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins' clients, including Janus Mid Cap Value Fund and Janus Small Cap Value Fund.

   Janus Capital and Perkins may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital or Perkins directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-out portion. In a new issue designation, Janus Capital or Perkins directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or Perkins directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital's and Perkins' receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Perkins have an incentive to continue to engage in such transactions; however, Janus Capital and Perkins only intend to utilize step-out transactions and new issue designations when they believe that doing so would help achieve best execution.

   INTECH has a policy of seeking to obtain best execution (obtaining the most favorable price and efficient execution). INTECH seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. INTECH may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in INTECH's opinion, to do so will further the goal of obtaining the best available execution. Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid.

   INTECH does not consider research services in selecting brokers. For INTECH Risk-Managed Stock Fund, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.

   The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal years or periods ending on October 31st of each year shown.

Fund Name                                            2005           2004            2003
---------------------------------------------------------------------------------------------
GROWTH
  Janus Fund                                      $19,080,866    $10,899,367    $11,107,484
  Janus Enterprise Fund                           $ 1,054,497    $ 1,349,388    $ 1,713,305
  Janus Mercury Fund                              $ 4,024,464    $ 6,141,944    $ 8,890,662
  Janus Olympus Fund                              $ 5,277,667    $ 5,165,131    $ 4,666,433
  Janus Orion Fund                                $ 1,028,489    $   982,716    $   976,633
  Janus Triton Fund                               $    50,283(1) $       --     $       --
  Janus Twenty Fund                               $ 5,483,852    $ 3,518,479    $ 8,737,644
  Janus Venture Fund                              $ 2,243,832    $ 2,460,168    $ 2,691,820
SPECIALTY GROWTH
  Janus Global Life Sciences Fund                 $ 1,846,934    $ 2,414,542    $ 4,491,853
  Janus Global Technology Fund                    $ 1,487,767    $ 1,616,996    $ 2,166,710
CORE
  Janus Balanced Fund                             $ 1,432,847    $ 2,913,667    $ 4,042,300
  Janus Contrarian Fund                           $ 2,902,293    $ 3,242,196    $ 3,836,124
  Janus Core Equity Fund                          $   887,329    $   890,152    $ 1,324,629
  Janus Growth and Income Fund                    $ 4,005,977    $ 6,087,632    $ 6,078,554
  Janus Research Fund                             $    66,080(1) $       --     $       --
RISK-MANAGED
  INTECH Risk-Managed Stock Fund(2)               $   274,228    $   125,130    $    57,905(3)
VALUE
  Janus Mid Cap Value Fund                        $ 9,052,306    $ 8,517,971    $ 3,484,851
  Janus Small Cap Value Fund                      $ 4,553,152    $ 6,808,976    $ 5,517,841
INTERNATIONAL & GLOBAL
  Janus Global Opportunities Fund                 $   239,905    $   205,663    $   200,420
  Janus Overseas Fund                             $ 4,969,340    $ 5,768,783    $12,190,106
  Janus Worldwide Fund                            $ 7,943,862    $37,095,464    $41,907,461
BOND
  Janus Flexible Bond Fund                        $     5,738    $     4,166    $     9,408
  Janus High-Yield Fund                           $     7,836    $    42,935    $    14,578
  Janus Short-Term Bond Fund                      $       --     $       --     $       --
  Janus Federal Tax-Exempt Fund                   $       --     $       --     $     2,504

(1) February 25, 2005 (inception) to October 31, 2005.
(2) Formerly named Janus Risk-Managed Stock Fund.
(3) February 28, 2003 (inception) to October 31, 2003.

   Brokerage commissions paid by a Fund may vary significantly from year to year because of portfolio turnover rates, shareholder purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

   Included in such brokerage commissions are the following amounts paid to DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. DST was an affiliate of JCGI prior to June 16, 2004. The following amounts served to reduce each Fund's out-of-pocket expenses through the use of credits against the charges of DST and its affiliates. Information is not shown for the fiscal year ended October 31, 2005 because DST was not considered an "affiliate" of the Funds during this period.

                                         Commission Paid                       Commission Paid
                                         through DSTS for      Reduction       through DSTS for      Reduction
                                         the Period Ended          of          the Period Ended          of
Fund Name                                October 31, 2004     Expenses(1)      October 31, 2003     Expenses(1)
----------------------------------------------------------------------------------------------------------------
GROWTH
  Janus Fund                                 $    --            $    --            $ 56,202           $ 42,162
  Janus Enterprise Fund                      $    --            $    --            $  3,844           $  2,884
  Janus Mercury Fund                         $ 22,505           $ 16,883           $145,246           $108,962
  Janus Olympus Fund                         $  9,169           $  6,878           $ 18,453           $ 13,843
  Janus Orion Fund                           $    --            $    --            $  6,000           $  4,501
  Janus Twenty Fund                          $    --            $    --            $ 19,206           $ 14,408
SPECIALTY GROWTH
  Janus Global Life Sciences Fund            $    --            $    --            $ 40,200           $ 30,158
  Janus Global Technology Fund               $  6,266           $  4,701           $  4,215           $  3,162
CORE
  Janus Balanced Fund                        $  6,000           $  4,501           $ 64,655           $ 48,503
  Janus Contrarian Fund                      $  5,800           $  4,351           $ 26,526           $ 19,899
  Janus Core Equity Fund                     $    --            $    --            $ 13,394           $ 10,048
  Janus Growth and Income Fund               $ 12,000           $  9,002           $108,981           $ 81,756
INTERNATIONAL & GLOBAL
  Janus Global Opportunities Fund            $    --            $    --            $    464           $    348
  Janus Overseas Fund                        $    --            $    --            $ 13,600           $ 10,203
  Janus Worldwide Fund                       $ 33,215           $ 24,917           $143,086           $107,341

(1) The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
Note: Funds that did not execute trades with DSTS during the periods indicated are not included in the table.

   As of October 31, 2005, certain Funds owned securities of their regular broker-dealers (or parents), as shown below.

                                             Name of                      Value of
Fund Name                                 Broker-Dealer               Securities Owned
----------------------------------------------------------------------------------------
GROWTH
  Janus Fund                      Citigroup Global Markets, Inc.        $108,200,000
                                  Merrill Lynch & Company, Inc.           77,973,827
                                  Morgan Stanley Co.                      39,079,438
                                  UBS A.G.                                51,155,270
  Janus Enterprise Fund           Bear Stearns & Company, Inc.          $ 24,100,000
  Janus Mercury Fund              Citigroup, Inc.                       $ 33,419,308
                                  Goldman Sachs Group, Inc.               50,581,488
                                  JP Morgan Chase & Co.                  146,445,027
  Janus Olympus Fund              Citigroup, Inc.                       $ 27,885,971
                                  UBS A.G.                                19,214,963
  Janus Orion Fund                Bear Stearns & Company, Inc.          $  6,300,000
  Janus Triton Fund               Bear Stearns & Company, Inc.          $  3,600,000
  Janus Twenty Fund               Goldman Sachs Group, Inc.             $209,191,003
                                  Citigroup Global Markets, Inc.          41,100,000
SPECIALTY GROWTH
  Janus Global Life Sciences
    Fund                          Bear Stearns & Company, Inc.          $  4,400,000
  Janus Global Technology Fund    Bear Stearns & Company, Inc.            13,400,000
CORE
  Janus Balanced Fund             Bank of America Corp.                 $ 18,553,415
                                  Citigroup, Inc.                          3,423,978
                                  Citigroup, Inc.                         10,322,685
                                  Credit Suisse First Boston
                                   USA, Inc.                               9,100,059
                                  JP Morgan Chase & Co.                   53,409,538
                                  JP Morgan Chase & Co.                    7,314,865
                                  Merrill Lynch & Company, Inc.           76,182,147
  Janus Contrarian Fund           Bear Stearns & Company, Inc.          $  6,800,000
                                  JP Morgan Chase & Co.                   69,343,632
  Janus Core Equity Fund          Bear Stearns & Company, Inc.          $ 23,400,000
                                  Citigroup, Inc.                         18,234,403
                                  JP Morgan Chase & Co.                   20,282,903
                                  Merrill Lynch & Company, Inc.           25,861,040
  Janus Growth and Income Fund    Citigroup, Inc.                       $150,158,858
                                  Goldman Sachs Group, Inc.              127,175,544
                                  JP Morgan Chase & Co.                  107,708,575
                                  Lehman Brothers Holdings, Inc.          46,345,370
                                  Merrill Lynch & Company, Inc.           73,252,260
                                  Morgan Stanley Co.                      70,075,183

                                             Name of                      Value of
Fund Name                                 Broker-Dealer               Securities Owned
----------------------------------------------------------------------------------------
  Janus Research Fund             Bear Stearns & Company, Inc.          $    700,000
                                  Citigroup, Inc.                            653,281
                                  JP Morgan Chase & Co.                      671,793
                                  Merrill Lynch & Company, Inc.              645,458
                                  UBS A.G.                                   657,841
RISK-MANAGED
  INTECH Risk-Managed Stock
    Fund(1)                       Bank of America Corp.                 $  3,797,770
                                  Bear Stearns & Company, Inc.            14,800,000
                                  Bear Stearns Companies, Inc.               190,440
                                  Citigroup, Inc.                          2,485,854
                                  Goldman Sachs Group, Inc.                2,325,208
                                  Lehman Brothers Holdings, Inc.           2,584,872
                                  Merrill Lynch & Company, Inc.              420,810
                                  Morgan Stanley Co.                         516,895
VALUE
  Janus Small Cap Value Fund      Bear Stearns & Company, Inc.          $ 55,000,000
INTERNATIONAL & GLOBAL
  Janus Global Opportunities
    Fund                          Bear Stearns & Company, Inc.          $  1,900,000
                                  JP Morgan Chase & Co.                    9,249,113
  Janus Worldwide Fund            Citigroup, Inc.                       $ 76,421,012
                                  JP Morgan Chase & Co.                  223,396,208
                                  UBS A.G.                                69,792,779
BOND
  Janus Flexible Bond Fund        Bear Stearns & Company, Inc.          $ 12,900,000
                                  Goldman Sachs Group, Inc.                1,853,125
  Janus High-Yield Fund           Bear Stearns & Company, Inc.          $ 28,900,000
  Janus Short-Term Bond Fund      Citigroup, Inc.                       $  4,495,824
                                  Lehman Brothers Holdings, Inc.           1,317,017
                                  Morgan Stanley Co.                       2,156,010

(1) Formerly named Janus Risk-Managed Stock Fund.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. As of the date of this SAI, collectively, the three registered investment companies consist of 69 series or funds.

   In April 2003, the Trustees established an Advisory Board to provide the Trustees with advice regarding certain Janus funds that, in connection with the reorganization of the Berger family of funds into the Janus funds, received assets from the Berger funds. The Advisory Board was designated by a majority vote of the Trustees and served a two-year term, which ended March 2005.

   The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Aspen Series and Janus Adviser Series.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          2/71-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus World
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 49                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                     Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Council.
 Age 48                                                 private family foundation);
                                                        and Vice President of Asian
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL).                   Director of
 Denver, CO 80206                                                                                        Divergence Inc.
 Age 67                                                                                                  (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 62                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business (2001-
                                                        2002) of Thunderbird (American
                                                        Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          6/84-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 61                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

* All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          8/69-Present     Private Investor and            69               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments.
 Age 67                                                 Formerly, CEO and President of
                                                        Marwal, Inc. (homeowner
                                                        association management
                                                        company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal-Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                 (advertising agency) (2001-                      Natural History
                                                        2005); and President of Leo                      (Chicago, IL),
                                                        Burnett (USA) (advertising                       Children's
                                                        agency) (1996-2000).                             Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations, and
                                                                                                         Economic Club
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey**   Trustee          6/69-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994- 2002)
 Age 68                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

----------------------------------------------------------------------------------------------------------------
                                                    OFFICERS
----------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2005,         POSITIONS HELD WITH       LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS                FUNDS                     TIME SERVED    YEARS
----------------------------------------------------------------------------------------------------------------
 William Bales              Executive Vice President  2/97-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206           Janus Venture Fund
 Age 37
----------------------------------------------------------------------------------------------------------------
 Jonathan D. Coleman        Executive Vice President  2/02-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206           Janus Enterprise Fund                    Formerly, Analyst (1994-1997 and 2000-2002)
 Age 34                                                              for Janus Capital Corporation.
----------------------------------------------------------------------------------------------------------------
 David J. Corkins           Executive Vice President  2/06-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206           Janus Fund                               Formerly, Portfolio Manager (2003-2006) for
 Age 39                                                              Janus Mercury Fund, and Portfolio Manager
                                                                     (1997-2003) for Janus Growth and Income
                                                                     Fund.
----------------------------------------------------------------------------------------------------------------
 David C. Decker            Executive Vice President  9/96-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206           Janus Contrarian Fund
 Age 39
----------------------------------------------------------------------------------------------------------------
 James P. Goff              Executive Vice President  2/06-Present   Vice President and Director of Research of
 151 Detroit Street         Janus Mercury Fund        2/05-Present   Janus Capital. Formerly, Portfolio Manager
 Denver, CO 80206           Janus Research Fund                      (1992-2002) for Janus Enterprise Fund.
 Age 41
----------------------------------------------------------------------------------------------------------------
 Gregory R. Kolb            Executive Vice President  5/05-Present   Vice President of Janus Capital and
 151 Detroit Street         and Co-Portfolio Manager                 Assistant Portfolio Manager for other Janus
 Denver, CO 80206           Janus Global                             accounts. Formerly, Analyst (2001-2005) for
 Age 29                     Opportunities Fund                       Janus Capital Corporation.
----------------------------------------------------------------------------------------------------------------
 Brent A. Lynn              Executive Vice President  1/01-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206           Janus Overseas Fund                      Formerly, Analyst (1991-2001) for Janus
 Age 41                                                              Capital Corporation.
----------------------------------------------------------------------------------------------------------------
 Thomas R. Malley           Executive Vice President  11/98-Present  Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206           Janus Global Life
 Age 37                     Sciences Fund
----------------------------------------------------------------------------------------------------------------
 Douglas E. Nelson          Executive Vice President  2/05-Present   Vice President of Janus Capital. Formerly,
 151 Detroit Street         and Portfolio Manager                    Vice President of Public Finance
 Denver, CO 80206           Janus Federal Tax-Exempt                 (2003-2005) for George K. Baum & Co.; and
 Age 46                     Fund                                     Credit Analyst and Assistant Vice President
                                                                     (1996-2003) for Delaware Management.
----------------------------------------------------------------------------------------------------------------
 Marc Pinto                 Executive Vice President  5/05-Present   Vice President of Janus Capital and
 151 Detroit Street         and Co-Portfolio Manager                 Portfolio Manager for other Janus accounts.
 Denver, CO 80206           Janus Balanced Fund
 Age 44
----------------------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------------------
                                                   OFFICERS
--------------------------------------------------------------------------------------------------------------
                                                       TERM OF
 NAME, AGE AS OF                                       OFFICE* AND
 DECEMBER 31, 2005,                                    LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST
 AND ADDRESS                POSITIONS HELD WITH FUNDS  TIME SERVED    FIVE YEARS
--------------------------------------------------------------------------------------------------------------
 Blaine P. Rollins          Executive Vice President   2/06-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                     Portfolio Manager for other Janus
 Denver, CO 80206           Janus Triton Fund                         accounts. Formerly, Portfolio Manager
 Age 38                                                               (2000-2006) for Janus Fund.
--------------------------------------------------------------------------------------------------------------
 Ron Sachs                  Executive Vice President   4/00-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                     Portfolio Manager for other Janus
 Denver, CO 80206           Janus Orion Fund                          accounts. Formerly, Portfolio Manager
 Age 38                                                               (2005-2006) for Janus Triton Fund.
--------------------------------------------------------------------------------------------------------------
 Scott W. Schoelzel         Executive Vice President   8/97-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                     Portfolio Manager for other Janus
 Denver, CO 80206           Janus Twenty Fund                         accounts.
 Age 47
--------------------------------------------------------------------------------------------------------------
 Gibson Smith               Executive Vice President   7/03-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                     Portfolio Manager for other Janus
 Denver, CO 80206           Janus High-Yield Fund and                 accounts. Formerly, Analyst (2001-2003)
 Age 37                     Janus Short-Term Bond                     for Janus Capital Corporation; and
                            Fund                                      worked in the fixed-income division
                                                                      (1991-2001) for Morgan Stanley.
                            Executive Vice President   5/05-Present
                            and Co-Portfolio Manager
                            Janus Balanced Fund
--------------------------------------------------------------------------------------------------------------
 Minyoung Sohn              Executive Vice President   5/05-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                     Portfolio Manager for other Janus
 Denver, CO 80206           Janus Core Equity Fund                    accounts. Formerly, Analyst (1998-2003)
 Age 30                                                               for Janus Capital Corporation.
                            Executive Vice President   1/04-Present
                            and Portfolio Manager
                            Janus Growth and Income
                            Fund
--------------------------------------------------------------------------------------------------------------
 Ronald V. Speaker          Executive Vice President   7/92-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                     Portfolio Manager for other Janus
 Denver, CO 80206           Janus Flexible Bond Fund                  accounts.
 Age 41
--------------------------------------------------------------------------------------------------------------
 Jason P. Yee               Executive Vice President   7/04-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                     Portfolio Manager for other Janus
 Denver, CO 80206           Janus Worldwide Fund                      accounts. Formerly, Analyst (2000-2001)
 Age 36                                                               for Janus Capital Corporation.
                            Executive Vice President   3/01-Present
                            and Co-Portfolio Manager
                            Janus Global
                            Opportunities Fund
--------------------------------------------------------------------------------------------------------------
 Claire Young               Executive Vice President   8/97-Present   Vice President of Janus Capital and
 151 Detroit Street         and Portfolio Manager                     Portfolio Manager for other Janus
 Denver, CO 80206           Janus Olympus Fund                        accounts.
 Age 40
--------------------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

-------------------------------------------------------------------------------------------------------------
                                                  OFFICERS
-------------------------------------------------------------------------------------------------------------
                                                   TERM OF
 NAME, AGE AS OF                                   OFFICE* AND
 DECEMBER 31, 2005,                                LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS            POSITIONS HELD WITH FUNDS  TIME SERVED    YEARS
-------------------------------------------------------------------------------------------------------------
 Stephanie              Chief Legal Counsel and    1/06-Present   Associate Counsel of Janus Capital.
 Grauerholz-Lofton      Secretary                                 Formerly, Associate of Vedder, Price,
 151 Detroit Street                                               Kaufman & Kammholz, P.C. (1999-2003).
 Denver, CO 80206
 Age 35
-------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes    President and Chief        1/06-Present   Senior Vice President and General Counsel
 151 Detroit Street     Executive Officer                         of Janus Capital and Janus Services LLC;
 Denver, CO 80206                                                 and Senior Vice President and Assistant
 Age 40                                                           General Counsel of Janus Distributors LLC.
                                                                  Formerly, Vice President (1999-2005) of
                                                                  Janus Distributors LLC; Vice President
                                                                  (2000-2004) and Assistant General Counsel
                                                                  (2002-2004) of Janus Services LLC; and Vice
                                                                  President and Assistant General Counsel
                                                                  (1999-2004) of Janus Capital.
-------------------------------------------------------------------------------------------------------------
 David R. Kowalski      Vice President and Chief   6/02-Present   Senior Vice President and Chief Compliance
 151 Detroit Street     Compliance Officer                        Officer of Janus Capital, Janus
 Denver, CO 80206                                                 Distributors LLC, and Janus Services LLC;
 Age 48                                                           Chief Compliance Officer of Bay Isle
                                                                  Financial LLC; and Vice President of
                                                                  Enhanced Investment Technologies, LLC.
                                                                  Formerly, Chief Compliance Officer of
                                                                  Enhanced Investment Technologies, LLC
                                                                  (2003-2005); Vice President of Janus
                                                                  Capital (2000-2005), Janus Distributors LLC
                                                                  (2000-2001), and Janus Services LLC
                                                                  (2004-2005); and Assistant Vice President
                                                                  of Janus Services LLC (2000-2004).
-------------------------------------------------------------------------------------------------------------
 Jesper Nergaard        Chief Financial Officer    3/05-Present   Vice President of Janus Capital. Formerly,
 151 Detroit Street                                               Director of Financial Reporting for
 Denver, CO 80206       Vice President,            2/05-Present   OppenheimerFunds, Inc. (2004-2005); Site
 Age 43                 Treasurer, and Principal                  Manager and First Vice President of Mellon
                        Accounting Officer                        Global Securities Services (2003); and
                                                                  Director of Fund Accounting, Project
                                                                  Development, and Training of INVESCO Funds
                                                                  Group (1994-2003).
-------------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table.

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR
--------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial reporting         John W. McCarter, Jr.   4
 COMMITTEE    process, the system of internal         (Chairman)
              controls over financial reporting,      Dennis B. Mullen
              disclosure controls and procedures,     William D. Stewart
              Form N-CSR filings, and the audit
              process. The Committee's review of the
              audit process includes, among other
              things, the appointment, compensation,
              and oversight of the auditors and
              pre-approval of all audit and nonaudit
              services.
--------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommendations       James T. Rothe          5
 COMMITTEE    regarding matters related to the        (Chairman)
              Trust's use of brokerage commissions    William F. McCalpin
              and placement of portfolio              Dennis B. Mullen
              transactions.
--------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment activities of   Dennis B. Mullen        6
 OVERSIGHT    the Trust's non-money market Funds.     (Chairman)
 COMMITTEE                                            Jerome S. Contro(1)
                                                      William F. McCalpin
                                                      John W. McCarter, Jr.
                                                      James T. Rothe
                                                      William D. Stewart
                                                      Martin H. Waldinger
                                                      Linda S. Wolf (1)
--------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with various        William F. McCalpin     4
 REGULATORY   procedures adopted by the Trust,        (Chairman)
 COMMITTEE    reviews registration statements on      William D. Stewart
              Form N-1A, oversees the implementation  Martin H. Waldinger and administration of the Trust's
              Proxy Voting Guidelines.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR
--------------------------------------------------------------------------------------------
 MONEY        Reviews various matters related to the  Martin H. Waldinger     4
 MARKET       operations of the Janus Money Market    (Chairman)
 COMMITTEE    Funds, including compliance with their  William F. McCalpin
              Money Market Fund Procedures.           James T. Rothe
--------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends individuals   Dennis B. Mullen        5
 AND          for election as Trustee, consults with  (Chairman)
 GOVERNANCE   Management in planning Trustee          John W. McCarter, Jr.
 COMMITTEE    meetings, and oversees the              William D. Stewart
              administration of, and ensures
              compliance with, the Trust's
              Governance Procedures and Guidelines.
--------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of securities   William D. Stewart      15
 COMMITTEE    for which market quotations are not     (Chairman)
              readily available or are deemed not to  James T. Rothe
              be reliable, pursuant to procedures     Martin H. Waldinger
              adopted by the Trustees.
--------------------------------------------------------------------------------------------

(1) Mr. Contro and Ms. Wolf became members of the Investment Oversight Committee on November 22, 2005, when they were elected Trustees of the Trust.

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees (which, effective January 1, 2006, shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds), to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Funds that the Trustees own and which are described in this SAI, as well as the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2005.



-------------------------------------------------------------------------------------------------------
                                                                               AGGREGATE DOLLAR RANGE
                                                                               OF EQUITY SECURITIES IN
                                                                               ALL REGISTERED
                                                                               INVESTMENT COMPANIES
                                                                               OVERSEEN BY TRUSTEE IN
 NAME OF TRUSTEE          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS       JANUS FUNDS
-------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN         Janus Enterprise Fund                 over $100,000  over $100,000
                          Janus Mercury Fund                    over $100,000
                          Janus Olympus Fund                    over $100,000
                          Janus Triton Fund                     over $100,000
                          Janus Global Life Sciences Fund       over $100,000
                          Janus Global Technology Fund          over $100,000
                          Janus Research Fund                   over $100,000
                          Janus Contrarian Fund                 over $100,000
                          Janus Global Opportunities Fund       over $100,000
                          Janus Overseas Fund              $50,001 - $100,000
-------------------------------------------------------------------------------------------------------
 JEROME S. CONTRO         Janus Core Equity Fund           $50,001 - $100,000  over $100,000
                          Janus Mid Cap Value Fund         $50,001 - $100,000
-------------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN      Janus Enterprise Fund             $10,001 - $50,000  over $100,000
                          Janus Global Life Sciences Fund        $1 - $10,000
                          Janus Global Technology Fund           $1 - $10,000
                          Janus Balanced Fund               $10,001 - $50,000
                          Janus Contrarian Fund             $10,001 - $50,000
                          Janus Research Fund                    $1 - $10,000
                          INTECH Risk-Managed Stock Fund    $10,001 - $50,000
                          Janus Worldwide Fund              $10,001 - $50,000
                          Janus Short-Term Bond Fund        $10,001 - $50,000
-------------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.    Janus Enterprise Fund             $10,001 - $50,000  over $100,000
                          Janus Mercury Fund                $10,001 - $50,000
                          Janus Olympus Fund                $10,001 - $50,000
                          Janus Orion Fund                  $10,001 - $50,000
                          Janus Global Life Sciences Fund   $10,001 - $50,000
                          Janus Contrarian Fund             $10,001 - $50,000
                          Janus Core Equity Fund           $50,001 - $100,000
                          Janus Growth and Income Fund     $50,001 - $100,000
                          INTECH Risk-Managed Stock Fund    $10,001 - $50,000
                          Janus Overseas Fund               $10,001 - $50,000
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                                               AGGREGATE DOLLAR RANGE
                                                                               OF EQUITY SECURITIES IN
                                                                               ALL REGISTERED
                                                                               INVESTMENT COMPANIES
                                                                               OVERSEEN BY TRUSTEE IN
 NAME OF TRUSTEE          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS       JANUS FUNDS
-------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------
 JAMES T. ROTHE           Janus Enterprise Fund            $50,001 - $100,000  over $100,000
                          Janus Triton Fund                 $10,001 - $50,000
                          Janus Global Life Sciences Fund  $50,001 - $100,000
                          Janus Contrarian Fund            $50,001 - $100,000
                          Janus Research Fund              $50,001 - $100,000
                          INTECH Risk-Managed Stock Fund   $50,001 - $100,000
                          Janus Small Cap                   $10,001 - $50,000
                           Value - Investor Shares
-------------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART       Janus Research Fund                   over $100,000  over $100,000
                          INTECH Risk-Managed Stock Fund        over $100,000
                          Janus Global Opportunities Fund       over $100,000
                          Janus Flexible Bond Fund               $1 - $10,000
-------------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER      Janus Core Equity Fund                over $100,000  over $100,000
                          INTECH Risk-Managed Stock Fund        over $100,000
-------------------------------------------------------------------------------------------------------
 LINDA S. WOLF            Janus Growth and Income Fund          over $100,000  over $100,000
                          Janus Overseas Fund                   over $100,000
-------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY         Janus Fund                            over $100,000  over $100,000
                          Janus Enterprise Fund                 over $100,000
                          Janus Mercury Fund                    over $100,000
                          Janus Olympus Fund                    over $100,000
                          Janus Orion Fund                      over $100,000
                          Janus Triton Fund                 $10,001 - $50,000
                          Janus Twenty Fund                $50,001 - $100,000
                          Janus Venture Fund               $50,001 - $100,000
                          Janus Global Life Sciences Fund       over $100,000
                          Janus Global Technology Fund          over $100,000
                          Janus Balanced Fund              $50,001 - $100,000
                          Janus Contrarian Fund                 over $100,000
                          Janus Core Equity Fund                over $100,000
                          Janus Research Fund               $10,001 - $50,000
                          Janus Growth and Income Fund          over $100,000
                          Janus Global Opportunities Fund       over $100,000
                          Janus Overseas Fund               $10,001 - $50,000
                          Janus Worldwide Fund                  over $100,000
                          Janus Flexible Bond Fund              over $100,000
                          Janus High-Yield Fund                 over $100,000
-------------------------------------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). Given that the deferred compensation plan was effective January 1, 2006 (after the periods indicated in the table below), any deferred amounts are not included in the table.

                                                  Aggregate Compensation       Total Compensation
                                                    from the Funds for      from the Janus Funds for
                                                    fiscal year ended          calendar year ended
Name of Person, Position                             October 31, 2005        December 31, 2005(1)(2)
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee(3)                $240,000                   $441,130
Jerome S. Contro, Trustee(4)                             $      0                   $ 71,444
William F. McCalpin, Trustee                             $165,685                   $265,000
John W. McCarter, Jr., Trustee                           $171,191                   $267,167
James T. Rothe, Trustee                                  $165,685                   $303,500
William D. Stewart, Trustee                              $174,640                   $272,000
Martin H. Waldinger, Trustee                             $165,686                   $262,000
Linda S. Wolf, Trustee(4)                                $ 36,129                   $146,444

(1) For Mr. Mullen, includes compensation for service on the boards of five Janus trusts comprised of 92 portfolios (21 portfolios of which are for service on the board of Janus World Funds Plc, an offshore product). For Messrs. McCalpin, McCarter, Stewart, and Waldinger, includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios. For Mr. Rothe, includes compensation for service on the boards of four Janus trusts comprised of 71 portfolios.
(2) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen

    $36,000; William F. McCalpin $21,000; John W. McCarter, Jr. $27,000; James
    T. Rothe $27,000; William D. Stewart $27,000; and Martin H. Waldinger
    $18,000.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from the Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus World Funds Plc.
(4) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees and were paid by the Trust in this capacity. As of the fiscal year ended October 31, 2005, Ms. Wolf received aggregate compensation of $41,910 from the Trust for serving as a consultant to the Trustees. Mr. Contro did not receive any compensation from the Trust as of the fiscal year ended October 31, 2005.

   The following table shows the aggregate compensation paid to each member of the former Advisory Board by Janus Enterprise Fund, Janus Olympus Fund, Janus Venture Fund, Janus Global Technology Fund, Janus Balanced Fund, Janus Growth and Income Fund, Janus Mid Cap Value Fund, Janus Small Cap Value Fund, Janus Overseas Fund, and all Janus Funds for the periods indicated. None of the Advisory Board members received pension or retirement benefits from such Funds or the Janus Funds. The Advisory Board's two-year term ended March 2005.

                                                     Aggregate Compensation      Total Compensation
                                                       from the Funds for     from the Janus Funds for
                                                       fiscal year ended        calendar year ended
Name of Person, Position                                October 31, 2005         December 31, 2005
------------------------------------------------------------------------------------------------------
Katherine A. Cattanach, Advisory Board Chairperson          $ 9,943                  $ 5,000
Harry T. Lewis, Jr., Advisory Board Member                  $ 9,943                  $ 5,000
Michael Owen, Advisory Board Member                         $ 9,943                  $ 5,000
Albert C. Yates, Advisory Board Member                      $ 9,943                  $ 5,000

JANUS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the portfolio managers as of October 31, 2005. No accounts included in the totals listed below have a performance-based advisory fee.

                                                              Other Registered   Other Pooled
                                                                 Investment       Investment
                                                                 Companies         Vehicles     Other Accounts
--------------------------------------------------------------------------------------------------------------
William H. Bales            Number of Other Accounts Managed                2            None            None
                            Assets in Other Accounts Managed  $   101,353,781            None            None
Jonathan D. Coleman         Number of Other Accounts Managed                2               1               3
                            Assets in Other Accounts Managed  $   857,639,237    $ 37,281,746   $  11,424,389
David J. Corkins            Number of Other Accounts Managed                2            None            None
                            Assets in Other Accounts Managed  $ 1,536,009,688            None            None
David C. Decker             Number of Other Accounts Managed                2            None               3
                            Assets in Other Accounts Managed  $ 2,981,851,032            None   $  16,126,269
James P. Goff               Number of Other Accounts Managed             None            None               2
                            Assets in Other Accounts Managed             None            None   $   9,594,513
Gregory R. Kolb             Number of Other Accounts Managed             None            None            None
                            Assets in Other Accounts Managed             None            None            None
Brent A. Lynn               Number of Other Accounts Managed                2               1            None
                            Assets in Other Accounts Managed  $ 1,461,318,631    $ 75,745,122            None
Thomas R. Malley            Number of Other Accounts Managed                3            None            None
                            Assets in Other Accounts Managed  $   515,534,857            None            None
Douglas E. Nelson           Number of Other Accounts Managed             None            None            None
                            Assets in Other Accounts Managed             None            None            None
Marc Pinto                  Number of Other Accounts Managed                9               2              28
                            Assets in Other Accounts Managed  $ 4,523,215,336    $ 83,568,319   $ 444,844,473
Blaine P. Rollins           Number of Other Accounts Managed                3            None               1
                            Assets in Other Accounts Managed  $ 1,621,998,885            None   $  34,679,264
Ron Sachs                   Number of Other Accounts Managed                3            None            None
                            Assets in Other Accounts Managed  $   126,414,686            None            None
Scott W. Schoelzel          Number of Other Accounts Managed               13               1              11
                            Assets in Other Accounts Managed  $ 4,735,886,371    $ 33,181,186   $ 137,678,554
J. Bradley Slingerlend(1)   Number of Other Accounts Managed             None            None            None
                            Assets in Other Accounts Managed             None            None            None
Gibson Smith                Number of Other Accounts Managed                6            None               2
                            Assets in Other Accounts Managed  $ 4,326,452,345            None   $ 234,921,237
Minyoung Sohn               Number of Other Accounts Managed                6            None               1
                            Assets in Other Accounts Managed  $   634,543,036            None   $   6,669,463
Ronald V. Speaker           Number of Other Accounts Managed                3            None               6
                            Assets in Other Accounts Managed  $ 1,316,628,610            None   $ 896,949,925
Burton H. Wilson(1)         Number of Other Accounts Managed             None            None            None
                            Assets in Other Accounts Managed             None            None            None

                                                              Other Registered   Other Pooled
                                                                 Investment       Investment
                                                                 Companies         Vehicles     Other Accounts
--------------------------------------------------------------------------------------------------------------
Jason P. Yee                Number of Other Accounts Managed                5            None               3
                            Assets in Other Accounts Managed  $ 2,091,243,303            None   $  60,525,580
Claire Young                Number of Other Accounts Managed                3            None               3
                            Assets in Other Accounts Managed  $   882,029,697            None   $   6,612,938

(1) Effective February 1, 2006, J. Bradley Slingerlend and Burton H. Wilson became jointly and primarily responsible for the day-to-day management of Janus Global Technology Fund.

   MATERIAL CONFLICTS

   As shown in the table above, certain Funds' portfolio managers may manage other accounts with investment strategies similar to the Funds, including other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. These procedures are described in further detail under "Additional Information About Janus Capital."

   COMPENSATION

   The following describes the structure and method of calculating a portfolio manager's compensation as of October 31, 2005.

   A portfolio manager is compensated for managing a Fund and any other funds, portfolios, or accounts managed by the portfolio manager (collectively, the

   "Managed Funds") through two components: fixed compensation and variable compensation.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure, and long-term performance as a portfolio manager.

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. ("JCGI") restricted stock, stock options, and a cash deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is structured to pay the portfolio manager primarily on individual performance (and leadership criteria, as applicable), with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

   A portfolio manager's individual performance compensation is determined by applying a multiplier against the portfolio manager's fixed compensation. The multiplier is tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three-year results. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four, or five consecutive years (performance periods may be from commencement of a portfolio manager's tenure managing a Fund). Equity portfolio manager compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance. Portfolio managers are not eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

   Equity and fixed-income portfolio managers are also eligible to participate in team performance compensation pools. Equity portfolio managers participate in a designated equity team compensation pool and fixed-income portfolio managers participate in a designated fixed-income team compensation pool. The compensation pools generally are each derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Compensation from each pool is then allocated among the eligible respective participants in each pool at the discretion of Janus Capital. No team performance compensation is paid to any portfolio manager if the aggregate asset-weighted team performance for the one-year period for their respective pool does not meet or exceed a certain ranking in the relevant Lipper peer group.

   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

   COMPENSATION

   The following describes the structure and method of calculating James Goff's, the Director of Research, compensation as of October 31, 2005.

   Mr. Goff is compensated for his role as Director of Research and for managing a Fund and any other funds, portfolios, or accounts managed by Mr. Goff (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as his scope of responsibility, tenure, and his performance as the Director of Research and for managing funds.

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of Janus Capital Group Inc. ("JCGI") restricted stock, stock options, and a cash deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by Mr. Goff). Variable compensation is structured to pay Mr. Goff primarily on team performance, with additional compensation available for individual performance (which includes a subjective component based on leadership, contributions to Janus Capital and the development of analysts), with a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

   Mr. Goff's individual performance compensation is based on fixed amounts tied and interpolated to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for a rolling three-year performance period, or since inception date if shorter. Mr. Goff is not eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

   Mr. Goff is also eligible to participate in a team performance compensation component derived from a formula tied to the team's aggregate asset-weighted

   Lipper peer group performance ranking for one and three-year performance periods, with equal weighting. No team performance compensation is paid to Mr. Goff if the aggregate asset-weighted team performance for the one and three-year periods does not meet or exceed a certain ranking in the relevant Lipper peer group. Mr. Goff may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

   COMPENSATION

   The following describes the structure and method of calculating J. Bradley Slingerlend's and Burton H. Wilson's (the "Investment Personnel") compensation as of February 1, 2006:

   The Investment Personnel are compensated for their responsibilities as analysts and for their management and leadership roles with respect to the Portfolio and any other funds, portfolios, or accounts for which they have responsibilities through two components: fixed compensation and variable compensation.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as scope of responsibility, tenure, and long-term performance.

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the Investment Personnel). Variable compensation is based on pre-tax performance of the Janus mutual funds.

   The Investment Personnel are eligible for variable compensation through participation in two compensation pools: an analyst-managed fund performance pool and a team performance pool. Aggregate compensation available in each pool is derived from a formula tied to the aggregate asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year periods, subject to a reduction in the event of absolute negative performance. Aggregate compensation in each pool is allocated among the eligible respective participants at the discretion of Janus Capital based on factors which may include performance of investment recommendations, team contributions, scope of coverage, and subjective criteria. In the case of the analyst-managed fund performance pool, no performance compensation is paid to any team member if the team's aggregate asset-weighted performance for the one- or three-year periods does not meet or exceed a certain ranking.

   Each Fund's Lipper peer group for compensation purposes is shown in the following table.


Fund                                          Lipper Peer Group
----------------------------------------------------------------------------------------
GROWTH
  Janus Fund                                  Multi-Cap Growth Funds
  Janus Enterprise Fund                       Mid-Cap Growth Funds
  Janus Mercury Fund                          Large-Cap Growth Funds
  Janus Olympus Fund                          Multi-Cap Growth Funds
  Janus Orion Fund                            Multi-Cap Growth Funds
  Janus Triton Fund                           Small-Cap Growth Funds
  Janus Twenty Fund                           Large-Cap Growth Funds
  Janus Venture Fund                          Small-Cap Growth Funds
SPECIALTY GROWTH
  Janus Global Life Sciences Fund             Health/Biotechnology Funds
  Janus Global Technology Fund                Science & Technology Funds
CORE
  Janus Balanced Fund                         Balanced Funds
  Janus Contrarian Fund                       Multi-Cap Core Funds
  Janus Core Equity Fund                      Large-Cap Core Funds
  Janus Growth and Income Fund                Large-Cap Core Funds
  Janus Research Fund                         Multi-Cap Growth Funds
INTERNATIONAL & GLOBAL
  Janus Global Opportunities Fund             Global Funds
  Janus Overseas Fund                         International Funds
  Janus Worldwide Fund                        Global Funds
BOND
  Janus Flexible Bond Fund                    Intermediate Investment Grade Debt Funds
  Janus High-Yield Fund                       High Current Yield Funds
  Janus Short-Term Bond Fund                  Short Investment Grade Debt Funds
  Janus Federal Tax-Exempt Fund               General Municipal Debt Funds

INTECH INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the investment personnel as of October 31, 2005. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.


                                                          Other Registered    Other Pooled
                                                             Investment        Investment
                                                             Companies          Vehicles       Other Accounts(1)
----------------------------------------------------------------------------------------------------------------
Robert Fernholz        Number of Other Accounts Managed                 9                  5                290
                       Assets in Other Accounts Managed   $ 3,174,362,421    $ 3,485,947,487   $ 31,637,659,503
David E. Hurley        Number of Other Accounts Managed                 9                  5                290
                       Assets in Other Accounts Managed   $ 3,174,362,421    $ 3,485,947,487   $ 31,637,659,503
Cary Maguire           Number of Other Accounts Managed                 9                  5                290
                       Assets in Other Accounts Managed   $ 3,174,362,421    $ 3,485,947,487   $ 31,637,659,503
Joseph Runnels         Number of Other Accounts Managed                 9                  5                290
                       Assets in Other Accounts Managed   $ 3,174,362,421    $ 3,485,947,487   $ 31,637,659,503


(1) 35 of the accounts included in the totals, consisting of $5,831,357,139 of the total assets in the category, have performance-based advisory fees.

   MATERIAL CONFLICTS

   As shown in the table above, INTECH Risk-Managed Stock Fund's investment personnel may manage other accounts with investment strategies similar to the Fund. Fees earned by the adviser may vary among these accounts and the investment personnel may personally invest in some but not all of these accounts. These factors could create conflicts of interest because the investment personnel may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the investment personnel identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the investment personnel may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, INTECH believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the investment personnel are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. These procedures are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

   COMPENSATION

   As described under "Investment Adviser and Subadvisers," Janus Capital has entered into Sub-Advisory Agreements on behalf of INTECH Risk-Managed Stock Fund. The compensation structure of the investment personnel is determined by INTECH and is summarized by INTECH below. The following describes the structure and method of calculating the investment personnel's compensation as of October 31, 2005.

   For managing the Fund and all other accounts, the investment personnel receive base pay in the form of a fixed annual salary paid by INTECH, and which is not directly based on performance or assets of the Fund or other accounts. The investment personnel are also eligible for a cash bonus as determined by INTECH, and which is not directly based on performance or assets of the Fund or other accounts. The investment personnel, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

   The investment personnel may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

PERKINS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the portfolio managers as of October 31, 2005. No accounts included in the totals listed below have a performance-based advisory fee.

                                                          Other Registered   Other Pooled
                                                             Investment       Investment
                                                             Companies         Vehicles      Other Accounts
-------------------------------------------------------------------------------------------------------------
Jeffrey Kautz          Number of Other Accounts Managed                4         None                    124
                       Assets in Other Accounts Managed    $ 477,839,455         None        $   660,645,882
Robert Perkins         Number of Other Accounts Managed                6         None                    127
                       Assets in Other Accounts Managed    $ 745,848,325         None        $ 1,599,219,679
Thomas Perkins         Number of Other Accounts Managed                2         None                    115
                       Assets in Other Accounts Managed    $ 268,008,870         None        $ 1,120,912,274
Todd H. Perkins        Number of Other Accounts Managed                6         None                    127
                       Assets in Other Accounts Managed    $ 745,848,325         None        $ 1,599,219,679

   MATERIAL CONFLICTS

   As shown in the table above, Janus Mid Cap Value Fund's and Janus Small Cap Value Fund's portfolio managers may manage other funds and accounts with investment strategies similar to the Funds. Fees earned by the adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts or funds outperforming the Funds. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Funds are not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Funds. However, Perkins believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes and similar factors. Information regarding Perkins' trade allocation procedures is described under "Additional Information About Janus Capital and the Subadvisers."

   COMPENSATION

   As described under "Investment Adviser and Subadvisers," Janus Capital has entered into a Sub-Advisory Agreement on behalf of Janus Mid Cap Value Fund and Janus Small Cap Value Fund. The compensation structure of the portfolio managers is determined by Perkins and is summarized by Perkins below.

   For managing the Funds, the portfolio managers receive base pay in the form of a fixed annual salary paid by Perkins, Wolf, McDonnell and Company, LLC.

   The portfolio managers, as part owners of Perkins, also receive compensation by virtue of their ownership interests in Perkins. Portfolio managers are also entitled to participate in such life insurance, medical, profit sharing and other programs as may be made generally available from time to time by Perkins for the benefit of its employees generally.

OWNERSHIP OF SECURITIES

   As of the fiscal year ended October 31, 2005, the portfolio managers of the Funds described in this SAI beneficially owned securities of the Fund(s) they manage in the dollar range shown in the following table. The last column of the table also reflects each portfolio manger's aggregate beneficial ownership of all funds advised by Janus Capital within the Janus family of funds (collectively, the "Janus Funds").

                                                                                             Aggregate Dollar Range
                                                                                             of Equity Securities in
Portfolio Manager               Dollar Range of Equity Securities in the Fund(s) Managed(1)      Janus Funds(1)
--------------------------------------------------------------------------------------------------------------------
JANUS CAPITAL
  William H. Bales              Janus Venture Fund                     $500,001-$1,000,000          Over $1,000,000
  Jonathan Coleman              Janus Enterprise Fund                      Over $1,000,000          Over $1,000,000
  David J. Corkins              Janus Mercury Fund                       $100,001-$500,000          Over $1,000,000
  David C. Decker               Janus Contrarian Fund                      Over $1,000,000          Over $1,000,000
  James P. Goff                 Janus Research Fund                        Over $1,000,000          Over $1,000,000
  Gregory R. Kolb               Janus Global Opportunities Fund          $100,001-$500,000      $500,001-$1,000,000
  C. Mike Lu                    Janus Global Technology Fund               Over $1,000,000          Over $1,000,000
  Brent A. Lynn                 Janus Overseas Fund                        Over $1,000,000          Over $1,000,000
  Thomas R. Malley              Janus Global Life Sciences Fund          $100,001-$500,000      $500,001-$1,000,000
  Douglas E. Nelson             Janus Federal Tax-Exempt Fund                   $1-$10,000        $100,001-$500,000
  Marc Pinto                    Janus Balanced Fund                    $500,001-$1,000,000          Over $1,000,000
  Blaine P. Rollins             Janus Fund                                 Over $1,000,000          Over $1,000,000
  Ron Sachs                     Janus Orion Fund                           Over $1,000,000          Over $1,000,000
                                Janus Triton Fund                          Over $1,000,000

                                                                                             Aggregate Dollar Range
                                                                                             of Equity Securities in
Portfolio Manager               Dollar Range of Equity Securities in the Fund(s) Managed(1)      Janus Funds(1)
--------------------------------------------------------------------------------------------------------------------
  Scott W. Schoelzel            Janus Twenty Fund                          Over $1,000,000          Over $1,000,000
  Gibson Smith                  Janus Balanced Fund                        $10,001-$50,000          Over $1,000,000
                                Janus High-Yield Fund                    $100,001-$500,000
                                Janus Short-Term Bond Fund                 $10,001-$50,000
  Minyoung Sohn                 Janus Core Equity Fund                   $100,001-$500,000          Over $1,000,000
                                Janus Growth and Income Fund           $500,001-$1,000,000
  Ronald V. Speaker             Janus Flexible Bond Fund                   Over $1,000,000          Over $1,000,000
  Jason P. Yee                  Janus Global Opportunities Fund          $100,001-$500,000          Over $1,000,000
                                Janus Worldwide Fund                     $100,001-$500,000
  Claire Young                  Janus Olympus Fund                         Over $1,000,000          Over $1,000,000
INTECH
  Robert Fernholz               INTECH Risk-Managed Stock Fund(2)      $500,001-$1,000,000      $500,001-$1,000,000
  David E. Hurley               INTECH Risk-Managed Stock Fund(2)                     None               $1-$10,000
  Cary Maquire                  INTECH Risk-Managed Stock Fund(2)                     None        $100,001-$500,000
  Joseph Runnels                INTECH Risk-Managed Stock Fund(2)               $1-$10,000          $10,001-$50,000
PERKINS
  Jeffrey Kautz                 Janus Mid Cap Value Fund                 $100,001-$500,000        $100,001-$500,000
  Robert Perkins                Janus Mid Cap Value Fund                   Over $1,000,000          Over $1,000,000
                                Janus Small Cap Value Fund                 Over $1,000,000
  Thomas Perkins                Janus Mid Cap Value Fund                   Over $1,000,000          Over $1,000,000
                                Janus Small Cap Value Fund               $100,001-$500,000
  Todd H. Perkins               Janus Small Cap Value Fund               $100,001-$500,000      $500,001-$1,000,000

(1) Ownership shown may include amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more Funds at the election of the investment personnel.
(2) Formerly named Janus Risk-Managed Stock Fund.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Although Janus Twenty Fund, Janus Venture Fund, Janus Mid Cap Value Fund - Institutional Shares and Janus Small Cap Value Fund are closed, certain investors may continue to invest in the Funds and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria. You may be required to demonstrate your eligibility to purchase shares of a Fund before your investment is accepted. Shares of the Funds are sold at the NAV per share as determined as of the close of the regular trading session of the New York Stock Exchange (the "NYSE") next occurring after a purchase order is received in good order by a Fund. The "Shareholder's Manual" or "Shareholder's Guide" section of the Funds' Prospectuses contains detailed information about the purchase of shares.

NET ASSET VALUE DETERMINATION

   As stated in the Funds' Prospectuses, the net asset value ("NAV") of the shares of each Fund is determined once each day the NYSE is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV of each Fund is determined by dividing the total value of a Fund's securities and other assets, less liabilities, attributable to the Fund, by the total number of shares outstanding. In the case of Funds with share classes, the NAV for each class is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to:
   (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   If investors do not elect online at www.janus.com, in writing, or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on a Fund's shares are reinvested automatically in additional shares of that Fund at the NAV determined on the payment date. Checks for cash dividends and distributions and confirmations of reinvestments are usually sent to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made online at www.janus.com or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving cash distributions and dividends may elect online at www.janus.com, in writing, or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Procedures for redeeming shares are set forth in the "Shareholder's Manual" or "Shareholder's Guide" section of the Funds' Prospectuses. Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

   Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Funds' Prospectuses and at www.janus.com. Applications for specific types of accounts may be obtained by visiting www.janus.com, calling a Janus representative, or writing to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375.

ONLINE AND TELEPHONE TRANSACTIONS

   As stated in the Prospectuses, shareholders may initiate a number of transactions at www.janus.com and by telephone. The Funds, their transfer agent, and their distributor disclaim responsibility for the authenticity of instructions received at www.janus.com and by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated online and by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon online and telephone instructions, providing written confirmation of online and telephone transactions, and tape recording telephone conversations. Your account information should be kept private, and you should immediately review any account statements that you receive from Janus Capital. Someone other than you could act on your account if they are able to provide the required identifying information. Contact Janus Capital immediately about any transactions you believe to be unauthorized.

SYSTEMATIC REDEMPTIONS

   As stated in the "Shareholder's Manual" or "Shareholder's Guide" section of the Funds' Prospectuses, if you have a regular account or are eligible for distributions from a retirement plan, you may establish a systematic redemption option. The payments will be made from the proceeds of periodic redemptions of shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of a Fund's portfolio holdings, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

   Information about requirements to establish a systematic redemption option may be obtained by visiting www.janus.com, calling a Janus representative, or writing the Funds.

TAX-DEFERRED ACCOUNTS
--------------------------------------------------------------------------------

   The Funds offer several different types of tax-deferred accounts that an investor may establish to invest in Fund shares, depending on rules prescribed by the Internal Revenue Code. Traditional and Roth Individual Retirement Accounts ("IRAs") may be used by most individuals who have taxable compensation. Simplified Employee Pensions ("SEPs") and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships, and small business owners (including sole proprietors), for the benefit of business owners and their employees. In addition, the Funds offer a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

   Contributions under Traditional and Roth IRAs, SEPs, Defined Contribution Plans, and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant.

   Distributions from tax-deferred retirement accounts may be subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Additionally, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several exceptions to these general rules may apply and several methods exist to determine the amount and timing of the minimum annual distribution (if any). Shareholders should consult with their tax adviser or legal counsel prior to receiving any distribution from any tax-deferred account, in order to determine the income tax impact of any such distribution.

   Coverdell Education Savings Accounts (formerly Education IRAs) allow individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.

   To receive additional information about Traditional and Roth IRAs, SEPs, Defined Contribution Plans, Section 403(b)(7) Plans, and Coverdell Education Savings Accounts along with the necessary materials to establish an account, please visit www.janus.com, call a Janus representative, or write to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to a Traditional or Roth IRA, SEP, Defined Contribution Plan, Section 403(b)(7) Plan, or Coverdell Education Savings Account can be made until the appropriate forms to establish any such plan have been completed.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS,
AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

   It is a policy of the Funds to make distributions of substantially all of their investment income and any net realized capital gains. Any capital gains realized during each fiscal year ended October 31, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. Janus Fund, Janus Enterprise Fund, Janus Mercury Fund, Janus Olympus, Janus Orion Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Contrarian Fund, Janus Core Equity Fund, Janus Research Fund, INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund, Janus Small Cap Value Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Worldwide Fund declare and make annual distributions of income (if any); Janus Balanced Fund and Janus Growth and Income Fund declare and make quarterly distributions of income; and Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, and Janus Federal Tax-Exempt Fund declare dividends daily and make monthly distributions of income. If a month begins on a Saturday, Sunday, or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month. Janus Federal Tax-Exempt Fund will use the "average annual method" to determine the designated percentage of each distribution that is tax-exempt. Under this method, the percentage of income designated as tax-exempt is based on the percentage of tax-exempt income earned for each annual period, and may be substantially different from the Fund's income that was tax-exempt during any monthly period.

   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income."

   In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

   The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

   Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   As of January 31, 2006, the officers and Trustees as a group owned 2.17% of Janus Triton Fund, 5.65% of Janus Research Fund, 1.02% of Janus Global Opportunities Fund, and less than 1% of the outstanding shares of each of the other Funds in this SAI.

   As of January 31, 2006, Charles Schwab & Co., Inc. ("Schwab"), 101 Montgomery Street, San Francisco, CA 94104-4122, and National Financial Services Co. ("National Financial"), P.O. Box 3908, Church Street Station, New York, NY 10008-3908, owned of record 5% or more of the outstanding shares of the Funds for the exclusive benefit of their customers, as shown below:

Fund Name                                                     Held by Schwab
----------------------------------------------------------------------------
Janus Fund                                                         11.2%
Janus Enterprise Fund                                              10.7%
Janus Mercury Fund                                                 12.2%
Janus Olympus Fund                                                 14.7%
Janus Orion Fund                                                    9.5%
Janus Triton Fund                                                  32.7%(1)
Janus Twenty Fund                                                   8.8%
Janus Venture Fund                                                  9.6%
Janus Global Life Sciences Fund                                    14.1%
Janus Global Technology Fund                                       12.4%
Janus Balanced Fund                                                17.3%
Janus Contrarian Fund                                              13.1%
Janus Core Equity Fund                                             19.7%
Janus Growth and Income Fund                                       28.6%
Janus Research Fund                                                19.7%
INTECH Risk-Managed Stock Fund(2)                                   8.9%
Janus Mid Cap Value Fund - Investor Shares                         25.7%
Janus Mid Cap Value Fund - Institutional Shares                    19.1%
Janus Small Cap Value Fund - Investor Shares                        8.0%
Janus Small Cap Value Fund - Institutional Shares                   7.6%
Janus Global Opportunities Fund                                    17.0%
Janus Overseas Fund                                                22.3%
Janus Worldwide Fund                                               19.5%
Janus Flexible Bond Fund                                           19.6%
Janus High-Yield Fund                                              24.2%
Janus Short-Term Bond Fund                                         11.8%
Janus Federal Tax-Exempt Fund                                       5.9%

(1) 5% or more of the outstanding shares of the Fund may be held for the exclusive benefit of an individual shareholder.
(2) Formerly named Janus Risk-Managed Stock Fund

                                                                 Held by
                                                                 National
Fund Name                                                       Financial
----------------------------------------------------------------------------
Janus Fund                                                          6.2%
Janus Enterprise Fund                                              13.7%
Janus Mercury Fund                                                 21.9%
Janus Olympus Fund                                                  7.7%
Janus Orion Fund                                                    9.7%
Janus Triton Fund                                                   8.5%
Janus Twenty Fund                                                   7.5%
Janus Global Life Sciences Fund                                    10.1%
Janus Global Technology Fund                                        7.7%
Janus Balanced Fund                                                14.9%
Janus Contrarian Fund                                               8.2%
Janus Core Equity Fund                                             12.3%
Janus Growth and Income Fund                                        8.7%
INTECH Risk-Managed Stock Fund(1)                                   5.3%
Janus Mid Cap Value Fund - Investor Shares                         24.5%
Janus Small Cap Value Fund - Investor Shares                       19.0%
Janus Small Cap Value Fund - Institutional Shares                  11.1%
Janus Overseas Fund                                                16.5%
Janus Worldwide Fund                                               16.3%
Janus Flexible Bond Fund                                           11.5%
Janus High-Yield Fund                                              16.2%
Janus Short-Term Bond Fund                                          5.1%

(1) Formerly named Janus Risk-Managed Stock Fund

   According to the information provided by Schwab and National Financial, this ownership is by nominee only and does not represent beneficial ownership of such shares, because they have no investment discretion or voting power with respect to such shares.

   As of January 31, 2006, the following shareholders owned 5% or more of the shares of the following Funds:


                                                                                      Percentage
Fund Name                            Shareholder and Address of Record                Ownership
------------------------------------------------------------------------------------------------
Janus Enterprise Fund                Merrill Lynch Pierce Fenner & Smith Inc.             5.9%
                                     For the sole Benefit of Customers
                                     4800 Deer Lake Drive East
                                     Jacksonville, FL 32246

Janus Balanced Fund                  The Guardian Insurance & Annuity Company Inc.        5.5%
                                     1560 Valley Center Parkway, Suite 100
                                     Bethlehem, PA 18017-2275

Janus Small Cap Value Fund           Northern Trust Company                              11.7%
  - Investor Shares                  FBO Triad Hospitals Inc.
                                     P.O. Box 92994
                                     Chicago, IL 60675-2994

                                     Merrill Lynch Pierce Fenner & Smith Inc.             7.8%
                                     For the sole Benefit of Customers
                                     4800 Deer Lake Drive East
                                     Jacksonville, FL 32246

Janus Small Cap Value Fund           JP Morgan Chase Bank                                15.4%
  - Institutional Shares             Plan for EE of Participating AMR CO
                                     Subsidiaries
                                     4 New York Plaza, 2nd Floor
                                     New York, NY 10004-2413

                                     Vanguard Fiduciary Trust Company                    11.6%
                                     P.O. Box 2600
                                     Valley Forge, PA 19482-2600

                                     Mitra & Company                                      8.3%
                                     1000 N. Water Street
                                     Milwaukee, WI 53202-6648

Janus High-Yield Fund                Citigroup Global Markets Inc.                        8.7%
                                     388 Greenwich Street
                                     New York, NY 10013-2375

   As of January 31, 2006, the following shareholder owned more than 25% of the shares of the following Fund:


                                                                                      Percentage
Fund Name                            Shareholder and Address of Record                Ownership
------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund             Prudential Investment Management Service(1)         73.2%
  - Institutional Shares             FBO Mutual Fund Clients
                                     100 Mullberry Street
                                     3 Gateway Center, 11th Floor
                                     Newark, NJ 07102-4000



(1) This entity could be deemed to be a "control person" and may have the power to control any of the Shares of the Fund.


   To the knowledge of the Funds, no other shareholder owned 5% or more of the outstanding shares of any Fund included in this SAI as of January 31, 2006.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers 32 separate series, two of which currently offer two classes of shares and three of which currently offer three classes of shares. Additional series and/or classes may be created from time to time.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

   Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by the shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books.

   Of the Funds discussed in this SAI, two Funds offer two classes of shares. The Shares discussed in this SAI are generally offered directly to investors or through financial intermediaries. See the Funds' Prospectuses for further detail.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders' rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least 10% of the Shares then outstanding. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

VOTING RIGHTS

   As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

MASTER/FEEDER OPTION

   The Trust may in the future seek to achieve a Fund's objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and reviews their tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The following audited financial statements are hereby incorporated into this SAI by reference to the following annual reports:

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORTS DATED OCTOBER 31, 2005

   Schedules of Investments as of October 31, 2005

   Statements of Operations for the period ended October 31, 2005

   Statements of Assets and Liabilities as of October 31, 2005

   Statements of Changes in Net Assets for each of the periods indicated

   Financial Highlights for each of the periods indicated

   Notes to Financial Statements

   Report of Independent Registered Public Accounting Firm

   The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

FITCH, INC.

    LONG-TERM BOND RATING     EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.

    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

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                                  (JANUS LOGO)
                                  www.janus.com

                                  PO Box 173375
                                  Denver, CO 80217-3375
                                  1-800-525-3713

                                           February 28, 2006

                                           MONEY MARKET FUNDS - INVESTOR SHARES
                                           Janus Money Market Fund
                                           Janus Tax-Exempt Money Market Fund
                                           Janus Government Money Market Fund

                             JANUS INVESTMENT FUND

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Investor Shares (the "Shares") of Janus Money Market Fund, Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund. The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated February 28, 2006, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust on www.janus.com, by calling 1-800-525-3713, or by writing the Funds at the address shown on the back cover of this SAI. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, on www.janus.com, by calling 1-800-525-3713, or by writing the Funds at the address shown on the back cover of this SAI.

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TABLE OF CONTENTS
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    Investment Policies and Restrictions and Investment
      Strategies................................................    2
    Investment Adviser and Administrator........................   19
    Custodian, Transfer Agent, and Certain Affiliations.........   31
    Portfolio Transactions and Brokerage........................   32
    Trustees and Officers.......................................   34
    Purchase of Shares..........................................   45
    Redemption of Shares........................................   47
    Shareholder Accounts........................................   48
    Tax-Deferred Accounts.......................................   49
    Dividends and Tax Status....................................   50
    Principal Shareholders......................................   52
    Miscellaneous Information...................................   53
    Financial Statements........................................   56
    Appendix A..................................................   57
       Description of Securities Ratings........................   57
    Appendix B..................................................   59
       Description of Municipal Securities......................   59

INVESTMENT POLICIES AND RESTRICTIONS AND
INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Funds have adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   (2) A Fund may not purchase securities if 25% or more of the value of a Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) A Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

   (4) A Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) A Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   (7) A Fund may not borrow money, except that the Funds may each borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (8) Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as that Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Funds interpret restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the

   Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of
   Section 12(d)(1).

   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper, and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) A Fund may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

FUNDAMENTAL INVESTMENT POLICY APPLICABLE TO JANUS TAX-EXEMPT MONEY MARKET FUND

   JANUS TAX-EXEMPT MONEY MARKET FUND. As a fundamental policy, this Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax.

INVESTMENT STRATEGIES

   Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, each Fund (except Janus Tax-Exempt Money Market Fund) will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund (except for Janus Tax-Exempt Money Market Fund, in certain cases) may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages, which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
   (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). Funds managed by Janus Capital ("Janus Funds") may invest in securities of the Funds and any other money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.

Debt Obligations

   Janus Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Janus Government Money Market Fund and, to a lesser extent, Janus Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Securities

   The municipal securities in which Janus Tax-Exempt Money Market Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes, and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B.

   When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the nongovernmental issuer, the nongovernmental issuer will be deemed to be the sole issuer of the bond.

Municipal Leases

   Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.

   The non-money market funds' full portfolio holdings (excluding cash equivalents, derivatives, and short positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for each fund (except that certain funds publish the top five portfolio holdings) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for certain funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com.

   Specific portfolio level performance attribution information and statistics for the funds will be made available to any person monthly upon request, with a 30-day lag, following the posting of the funds' full portfolio holdings on www.janus.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.

   The funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                Quarterly            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
CheckFree Investment Services         Quarterly            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
eVestment Alliance, LLC               Quarterly            Current
Eagle Investment Systems Corp.        As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Informa Investment Solutions, Inc.    Quarterly            Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Manager Selection Ltd.     Quarterly            30 days
Investment Technology Group, Inc.     Daily                Current
Investor Force, Inc.                  Quarterly            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Money Manager Review                  Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
Morningstar Inc.                      Quarterly            Current
New England Pension Consultants       Quarterly            Current
Nomura Funds Research and
  Technologies Co., Ltd.              Monthly              Current
Nomura Securities Co., Ltd.           As needed            Current
PricewaterhouseCoopers LLP            As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Reuters America Inc.                  Daily                Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
Schroder Investment Management
  Limited                             Quarterly            30 days
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Macgregor Group, Inc.             As needed            Current
Thomson Financial                     Quarterly            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current

   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages accounts other than registered investment companies, such as separate accounts. Janus Capital also manages products sponsored by companies other than Janus Capital, including registered investment companies and separate accounts. These other products may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings.

INVESTMENT ADVISER AND ADMINISTRATOR
--------------------------------------------------------------------------------

   As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

   Janus Capital and its affiliates may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The Funds have each agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least

   March 1, 2006. Effective March 1, 2006, the waiver related to each Fund's total operating expenses will become voluntary. At that time, the waiver could change or be terminated at any time at the discretion of Janus Capital. In addition, the Funds pay brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

   On behalf of the Shares, each of the Funds has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreements, each of the Funds has agreed to compensate Janus Capital for administrative services at the annual rate of 0.50% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

   The following table summarizes the advisory fees paid by the Funds for the fiscal years ended October 31.

                                          2005                        2004                         2003
                                -------------------------   -------------------------   --------------------------
                                  Advisory      Advisory      Advisory      Advisory      Advisory      Advisory
                                 Fees Prior    Fees After    Fees Prior    Fees After    Fees Prior    Fees After
Fund Name                       to Reduction   Reduction    to Reduction   Reduction    to Reduction    Reduction
------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund         $13,001,369    $6,500,684   $18,560,746    $9,280,373   $26,260,550    $13,130,275
Janus Tax-Exempt Money Market
 Fund                           $   279,100    $  139,550   $   364,941    $  182,470   $   549,229    $   274,615
Janus Government Money Market
 Fund                           $ 1,755,601    $  877,801   $ 2,056,016    $1,028,008   $ 3,429,594    $ 1,714,797

   The following table summarizes the administration fees paid by the Shares for the fiscal years ended October 31.

                                                            2005             2004             2003
                                                       --------------   --------------   --------------
                                                       Administration   Administration   Administration
Fund Name                                                   Fees             Fees             Fees
-------------------------------------------------------------------------------------------------------
Janus Money Market Fund - Investor Shares                $7,247,843      $ 8,952,359      $13,292,009
Janus Tax-Exempt Money Market Fund - Investor Shares     $  481,148      $   602,722      $   865,760
Janus Government Money Market Fund - Investor Shares     $  991,156      $ 1,265,914      $ 1,940,385

   Advisory fees are paid on the Fund level while administration fees are paid on the class level.

   Each Fund's Advisory Agreement is dated April 3, 2002, as amended February 1, 2006, and will continue in effect until February 1, 2007, and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement:
   (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS


   AMENDMENTS TO ADVISORY AGREEMENTS TO CONFORM TO PREVAILING INDUSTRY PRACTICE



   On September 20, 2005, the Board of Trustees, including all of the Independent Trustees, voted unanimously to approve an amended Investment Advisory Agreement ("Amended Agreement") for each applicable Fund and authorized the submission of each Amended Agreement to the Fund's shareholders for approval. Shareholders approved the Amended Agreement for their Fund at a special meeting of Shareholders held on December 29, 2005 for Janus Tax-Exempt Money Market Fund, and on January 9, 2006 for Janus Money Market Fund and Janus Government Money Market Fund.



   In approving the proposed Amended Agreements, the Trustees considered the recommendations of an independent compliance consultant engaged by Janus

   Capital regarding the form of each of those agreements and concluded that the proposed changes were consistent with industry practice and would reflect an appropriate delegation of authority to Janus Capital clarifying its investment discretion over the Funds it manages.


   In connection with their most recent consideration of the investment advisory agreements for all of the Funds, the Trustees received and reviewed a substantial amount of information provided by Janus Capital and the respective subadvisers for subadvised Funds in response to requests of the Independent Trustees and their counsel. They also received and reviewed a considerable amount of information and analysis provided to the Trustees by an independent fee consultant. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met on two separate occasions with Janus Capital management to consider the agreements, and at each of those meetings they also met separately in executive session with their counsel.

   Based on their evaluation of the information provided by Janus Capital, subadvisers, the independent fee consultant, Lipper Inc. ("Lipper"), and other information, the Trustees determined that the overall arrangements between the Funds and Janus Capital were fair and reasonable in light of the nature and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment.

   In considering the agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the agreements are discussed separately below.

   NATURE, EXTENT, AND QUALITY OF SERVICES
   The Trustees reviewed the nature, extent, and quality of the services of Janus Capital and the subadvisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, especially those who provide investment management services to the Funds. The Trustees also considered other services provided to the Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, serving as the Funds' administrator, monitoring adherence to the Funds' investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees, and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations. The Trustees also reviewed the enhanced compliance program of Janus Capital and the actions taken by Janus Capital in response to various legal and regulatory proceedings since the fall of 2003.

   The Trustees concluded that the nature, extent, and quality of the services provided by Janus Capital and, if applicable, the subadviser to each Fund were appropriate and consistent with the terms of the respective advisory agreements, that the quality of those services had been consistent with or superior to quality norms in the industry, and that the Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its continuing ability to attract and retain well-qualified personnel.

   PERFORMANCE OF THE FUNDS
   The Trustees considered the short-term and longer term performance of each Fund. They reviewed information comparing each Fund's performance with the performance of comparable funds and peer groups identified by Lipper and with the Fund's benchmark index. They concluded that the performance of most Funds was good to very good. Although the performance of some Funds lagged that of their peers for certain periods, they also concluded that Janus Capital had taken appropriate steps to address the under-performance and that the more recent performance of most of those Funds had been improving.

   COSTS OF SERVICES PROVIDED
   The Trustees examined information on the fees and expenses of each Fund in comparison to information for other comparable funds as provided by Lipper. They noted that the rate of management (investment advisory and administrative) fees for each Fund, after contractual expense limitations, was below the mean management fee rate of the respective peer group of funds selected by Lipper.

   The Trustees considered the methodology used by Janus Capital in determining compensation payable to portfolio managers, the very competitive environment for investment management talent and the competitive market for mutual funds in different distribution channels.

   The Trustees also reviewed Janus Capital's management fees for its separate account clients and for its subadvised funds (for which Janus Capital provides only portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fees for Funds having a similar strategy, the Trustees noted that Janus Capital performs significant additional services for the Funds that it does not provide to those other clients, including administrative services, oversight of the Funds' other service providers, trustee support, regulatory compliance, and numerous other services. Moreover, they noted that the spread between the average fees charged to the Funds and the fees that Janus Capital charged to its separate account clients was significantly smaller than the average spread for such fees of other advisers, based on publicly available data and research conducted by their independent fee consultant.

   The Trustees also considered the profitability to Janus Capital and its affiliates of their relationships with each Fund and found Janus Capital's profitability not to be unreasonable.

   Finally, the Trustees considered the financial condition of Janus Capital, which they found to be sound.

   The Trustees concluded that the management fees and any other compensation payable by each Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital or a Fund to the subadvisers of subadvised Funds, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Janus Capital charges to other clients. The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Fund, the quality of services provided by Janus Capital, the investment performance of the Fund, and the expense limitations agreed to by Janus Capital.

   ECONOMIES OF SCALE
   The Trustees received and considered information about the potential of Janus Capital to experience economies of scale as the assets of the Funds increase. They noted that, although each Fund (except four Funds that have breakpoints) pays an advisory fee at a fixed rate as a percentage of net assets, without any breakpoints, the management fee paid by each Fund, after any applicable contractual expense limitations, was below the mean management fee rate of the Fund's peer group selected by Lipper. The Trustees also took note that, for those Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing the Funds because they have not reached adequate scale. Moreover, as the assets of many of the Funds have declined in the past few years, the Funds have benefited from having advisory fee rates that have remained constant rather than fees with breakpoints and higher fee rates at lower asset levels in which the effective fee rate might have increased as assets declined. The Trustees considered certain Amended Agreements that included a change to the advisory fee to reflect a performance-based structure under which the rate of fee would increase or decrease from the current fixed rate if the Fund outperforms or underperforms its benchmark index over a trailing period. Such a fee structure is likely to increase or decrease Janus Capital's economies of scale, depending on whether the effective rate of the fee is increased or decreased. The Trustees also noted that the Funds share directly in economies of scale through lower charges of third-party service providers based on the combined scale of all of the Funds. Based on all of the information they reviewed, the Trustees concluded that the fee structure in each of the advisory agreements was reasonable and that the current rates of fees reflect a sharing between Janus Capital and the Fund of economies of scale at the current asset level of the Fund.


   OTHER BENEFITS TO THE ADVISER
   The Trustees also considered benefits that accrue to Janus Capital and its affiliates from their relationship with the Funds. They recognized that affiliates of Janus Capital separately serve the Funds as transfer agent and distributor, respectively. The Trustees also considered Janus Capital's use of commissions paid by most Funds on their portfolio brokerage transactions to obtain proprietary research products and services benefiting the Funds and/or other clients of Janus Capital, as well as Janus Capital's agreement not to use any Fund's portfolio brokerage transactions to obtain third party research through brokers. The Trustees concluded that Janus Capital's use of "soft" commission dollars to obtain proprietary research products and services was consistent with regulatory requirements and was likely to benefit the Funds. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates pursuant to the agreements and the fees to be paid by each Fund therefore, the Funds and Janus Capital may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital benefits from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds and that the Funds benefit from Janus Capital's receipt of those products and services, as well as research products and services acquired through commissions paid by other clients of Janus Capital. They further concluded that success of each Fund could attract other business to Janus Capital or its other Funds and that the success of Janus Capital could enhance Janus Capital's ability to serve the Funds.

   After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the current Investment Advisory Agreement for each Fund was in the best interest of the Fund and its shareholders. In approving the Amended Agreements, the Independent Trustees also concluded that the Amended Agreement, as proposed, was in the best interest of the Fund and its shareholders.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. Summaries of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-3713; (ii) on the Funds' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. The Funds do not pay Janus Services a fee.

   Janus Distributors LLC, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of Shares are paid by Janus Capital. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research, and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities, and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses, and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists, and government officials; and other research products and services that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   For the fiscal year ended October 31, 2005, the Funds paid no brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds.

   For the fiscal years ended October 31, 2005, October 31, 2004, and October 31, 2003, the Funds did not incur any brokerage commissions. The Funds generally buy and sell securities in principal transactions, in which no commissions are paid. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the respective Fund will be no less favorable than that of contemporaneously available principal transactions.

   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

   As of October 31, 2005, certain Funds owned securities of their regular broker-dealers (or parents), as shown below.


                                                  Name of                       Value of
Fund Name                                      Broker-Dealer                Securities Owned
-----------------------------------------------------------------------------------------------
Janus Money Market Fund             Bank of America Securities LLC           $  150,000,000
                                    Citigroup Global Markets, Inc.              150,000,000
                                    Credit Suisse First Boston LLC              150,000,000
                                    Goldman Sachs & Co.                         150,000,000
                                    JP Morgan Securities, Inc.                  155,000,000
                                    Lehman Brothers, Inc.                       145,000,000
                                    Merrill Lynch & Company, Inc.               155,000,001
Janus Tax-Exempt Money Market Fund  JP Morgan Chase Bank N.A.                $    5,644,000
Janus Government Money Market Fund  Bear Stearns & Company, Inc.             $  200,000,000
                                    Credit Suisse First Boston LLC              175,000,000
                                    Lehman Brothers, Inc.                       141,200,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. As of the date of this SAI, collectively, the three registered investment companies consist of 69 series or funds.

   The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Aspen Series and Janus Adviser Series.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          2/71-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus World
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 49                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                     Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Council.
 Age 48                                                 private family foundation);
                                                        and Vice President of Asian
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL).                   Director of
 Denver, CO 80206                                                                                        Divergence Inc.
 Age 67                                                                                                  (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 62                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business (2001-
                                                        2002) of Thunderbird (American
                                                        Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          6/84-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 61                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

* All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          8/69-Present     Private Investor and            69               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments.
 Age 67                                                 Formerly, CEO and President of
                                                        Marwal, Inc. (homeowner
                                                        association management
                                                        company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal-Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                 (advertising agency) (2001-                      Natural History
                                                        2005); and President of Leo                      (Chicago, IL),
                                                        Burnett (USA) (advertising                       Children's
                                                        agency) (1996-2000).                             Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations, and
                                                                                                         Economic Club
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey**   Trustee          6/69-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994- 2002)
 Age 68                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

----------------------------------------------------------------------------------------------------------
                                                 OFFICERS
----------------------------------------------------------------------------------------------------------
                                                 TERM OF
 NAME, AGE AS OF                                 OFFICE* AND
 DECEMBER 31, 2005,                              LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS          POSITIONS HELD WITH FUNDS  TIME SERVED    YEARS
----------------------------------------------------------------------------------------------------------
 Jeanine Morroni      Executive Vice President   9/03-Present   Vice President of Janus Capital.
 151 Detroit Street   and Co-Portfolio Manager
 Denver, CO 80206     Janus Government Money
 Age 36               Market Fund
----------------------------------------------------------------------------------------------------------
 Sharon S. Pichler    Executive Vice President   12/94-Present  Vice President of Janus Capital and
 151 Detroit Street   and                                       Portfolio Manager for other Janus
 Denver, CO 80206     Co-Portfolio Manager                      accounts.
 Age 56               Janus Money Market Fund
                      and Portfolio Manager
                      Janus Tax-Exempt Money
                      Market Fund
----------------------------------------------------------------------------------------------------------
 J. Eric Thorderson   Executive Vice President   2/04-Present   Vice President of Janus Capital and
 151 Detroit Street   and Co-Portfolio Manager                  Portfolio Manager for other Janus
 Denver, CO 80206     Janus Money Market Fund                   accounts.
 Age 44
                      Executive Vice President   2/99-Present
                      and Co-Portfolio Manager
                      Janus Government Money
                      Market Fund
----------------------------------------------------------------------------------------------------------
 Stephanie            Chief Legal Counsel and    1/06-Present   Associate Counsel of Janus Capital.
 Grauerholz-Lofton    Secretary                                 Formerly, Associate of Vedder, Price,
 151 Detroit Street                                             Kaufman & Kammholz, P.C. (1999-2003).
 Denver, CO 80206
 Age 35
----------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and Chief        1/06-Present   Senior Vice President and General Counsel
 151 Detroit Street   Executive Officer                         of Janus Capital and Janus Services LLC;
 Denver, CO 80206                                               and Senior Vice President and Assistant
 Age 40                                                         General Counsel of Janus Distributors LLC.
                                                                Formerly, Vice President (1999-2005) of
                                                                Janus Distributors LLC; Vice President
                                                                (2000-2004) and Assistant General Counsel
                                                                (2002-2004) of Janus Services LLC; and
                                                                Vice President and Assistant General
                                                                Counsel (1999-2004) of Janus Capital.
----------------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

---------------------------------------------------------------------------------------------------
                                             OFFICERS
---------------------------------------------------------------------------------------------------
                                                 TERM OF
 NAME, AGE AS OF                                 OFFICE* AND
 DECEMBER 31, 2005,                              LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          POSITIONS HELD WITH FUNDS  TIME SERVED    PAST FIVE YEARS
---------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street   Compliance Officer                        Compliance Officer of Janus
 Denver, CO 80206                                               Capital, Janus Distributors LLC,
 Age 48                                                         and Janus Services LLC; Chief
                                                                Compliance Officer of Bay Isle
                                                                Financial LLC; and Vice President
                                                                of Enhanced Investment
                                                                Technologies, LLC. Formerly, Chief
                                                                Compliance Officer of Enhanced
                                                                Investment Technologies, LLC
                                                                (2003-2005); Vice President of
                                                                Janus Capital (2000-2005), Janus
                                                                Distributors LLC (2000-2001), and
                                                                Janus Services LLC (2004-2005); and
                                                                Assistant Vice President of Janus
                                                                Services LLC (2000-2004).
---------------------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial Officer    3/05-Present   Vice President of Janus Capital.
 151 Detroit Street                                             Formerly, Director of Financial
 Denver, CO 80206     Vice President,            2/05-Present   Reporting for OppenheimerFunds,
 Age 43               Treasurer, and Principal                  Inc. (2004-2005); Site Manager and
                      Accounting Officer                        First Vice President of Mellon
                                                                Global Securities Services (2003);
                                                                and Director of Fund Accounting,
                                                                Project Development, and Training
                                                                of INVESCO Funds Group (1994-2003).
---------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective, policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table.

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR
--------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial reporting         John W. McCarter, Jr.   4
 COMMITTEE    process, the system of internal         (Chairman)
              controls over financial reporting,      Dennis B. Mullen
              disclosure controls and procedures,     William D. Stewart
              Form N-CSR filings, and the audit
              process. The Committee's review of the
              audit process includes, among other
              things, the appointment, compensation,
              and oversight of the auditors and
              pre-approval of all audit and nonaudit
              services.
--------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommendations       James T. Rothe          5
 COMMITTEE    regarding matters related to the        (Chairman)
              Trust's use of brokerage commissions    William F. McCalpin
              and placement of portfolio              Dennis B. Mullen
              transactions.
--------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment activities of   Dennis B. Mullen        6
 OVERSIGHT    the Trust's non-money market Funds.     (Chairman)
 COMMITTEE                                            Jerome S. Contro(1)
                                                      William F. McCalpin
                                                      John W. McCarter, Jr.
                                                      James T. Rothe
                                                      William D. Stewart
                                                      Martin H. Waldinger
                                                      Linda S. Wolf (1)
--------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with various        William F. McCalpin     4
 REGULATORY   procedures adopted by the Trust,        (Chairman)
 COMMITTEE    reviews registration statements on      William D. Stewart
              Form N-1A, oversees the implementation  Martin H. Waldinger and administration of the Trust's
              Proxy Voting Guidelines.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR
--------------------------------------------------------------------------------------------
 MONEY        Reviews various matters related to the  Martin H. Waldinger     4
 MARKET       operations of the Janus Money Market    (Chairman)
 COMMITTEE    Funds, including compliance with their  William F. McCalpin
              Money Market Fund Procedures.           James T. Rothe
--------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends individuals   Dennis B. Mullen        5
 AND          for election as Trustee, consults with  (Chairman)
 GOVERNANCE   Management in planning Trustee          John W. McCarter, Jr.
 COMMITTEE    meetings, and oversees the              William D. Stewart
              administration of, and ensures
              compliance with, the Trust's
              Governance Procedures and Guidelines.
--------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of securities   William D. Stewart      15
 COMMITTEE    for which market quotations are not     (Chairman)
              readily available or are deemed not to  James T. Rothe
              be reliable, pursuant to procedures     Martin H. Waldinger
              adopted by the Trustees.
--------------------------------------------------------------------------------------------

(1) Mr. Contro and Ms. Wolf became members of the Investment Oversight Committee on November 22, 2005, when they were elected Trustees of the Trust.

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees (which, effective January 1, 2006, shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds), to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Funds that the Trustees own and which are described in this SAI, as well as the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2005.


-----------------------------------------------------------------------------------------------------------------
                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                        EQUITY SECURITIES IN ALL
                                                                                        REGISTERED INVESTMENT
                            DOLLAR RANGE OF EQUITY                                      COMPANIES OVERSEEN BY
 NAME OF TRUSTEE            SECURITIES IN SHARES OF THE FUNDS                           TRUSTEE IN JANUS FUNDS
-----------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN           None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 JEROME S. CONTRO           None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN        Janus Money Market Fund                     over $100,000   over $100,000
-----------------------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.      Janus Money Market Fund                      $1 - $10,000   over $100,000
-----------------------------------------------------------------------------------------------------------------
 JAMES T. ROTHE             Janus Tax-Exempt Money Market Fund      $10,001 - $50,000   over $100,000
                            Janus Money Market Fund                      $1 - $10,000
-----------------------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART         Janus Money Market Fund                     over $100,000   over $100,000
-----------------------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER        None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 LINDA S. WOLF              None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY           None                                                        over $100,000
-----------------------------------------------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). Given that the deferred compensation plan was effective January 1, 2006 (after the periods indicated in the table below), any deferred amounts are not included in the table.

                                                  Aggregate Compensation       Total Compensation
                                                    from the Funds for      from the Janus Funds for
                                                    fiscal year ended          calendar year ended
Name of Person, Position                             October 31, 2005        December 31, 2005(1)(2)
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee(3)                $26,629                    $441,130
Jerome S. Contro, Trustee(4)                             $     0                    $ 71,444
William F. McCalpin, Trustee                             $28,635                    $265,000
John W. McCarter, Jr., Trustee                           $19,413                    $267,167
James T. Rothe, Trustee                                  $28,635                    $303,500
William D. Stewart, Trustee                              $19,741                    $272,000
Martin H. Waldinger, Trustee                             $28,635                    $262,000
Linda S. Wolf, Trustee(4)                                $ 4,336                    $146,444

(1) For Mr. Mullen, includes compensation for service on the boards of five Janus trusts comprised of 92 portfolios (21 portfolios of which are for service on the board of Janus World Funds Plc, an offshore product). For Messrs. McCalpin, McCarter, Stewart, and Waldinger, includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios. For Mr. Rothe, includes compensation for service on the boards of four Janus trusts comprised of 71 portfolios.

(2) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $36,000; William F. McCalpin $21,000; John W. McCarter, Jr. $27,000; James T. Rothe $27,000; William D. Stewart $27,000; and Martin H. Waldinger $18,000.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from the Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus World Funds Plc.
(4) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees and were paid by the Trust in this capacity. As of the fiscal year ended October 31, 2005, Ms. Wolf received aggregate compensation of $41,910 from the Trust for serving as a consultant to the Trustees. Mr. Contro did not receive any compensation from the Trust as of the fiscal year ended October 31, 2005.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Shares are generally sold at the NAV per share as determined as of 5:00 p.m. (New York time) next occurring after a purchase order is received in good order by a Fund (except for Janus Tax-Exempt Money Market Fund, whose NAV is normally determined at 4:00 p.m., New York time). A Fund's NAV is calculated each day that the New York Stock Exchange (the "NYSE") is open. As stated in the Prospectus, the Funds each seek to maintain a stable NAV per share of $1.00. The "Shareholder's Manual" or "Shareholder's Guide" section of the Funds' Prospectus contains detailed information about the purchase of Shares.

DETERMINATION OF NET ASSET VALUE

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per Share as determined by using available market quotations. Each Fund (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   If investors do not elect online at www.janus.com, in writing, or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of that Fund at the NAV determined on the payment date. Checks for cash dividends and distributions and confirmations of reinvestments are usually sent to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made online at www.janus.com or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving cash distributions and dividends may elect online at www.janus.com, in writing, or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Procedures for redeeming Shares are set forth in the "Shareholder's Manual" or "Shareholder's Guide" section of the Funds' Prospectuses. Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If Shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

   Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Funds' Prospectuses and at www.janus.com. Applications for specific types of accounts may be obtained by visiting www.janus.com, calling a Janus representative, or writing to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375.

ONLINE AND TELEPHONE TRANSACTIONS

   As stated in the Prospectuses, shareholders may initiate a number of transactions at www.janus.com and by telephone. The Funds, their transfer agent, and their distributor disclaim responsibility for the authenticity of instructions received at www.janus.com and by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated online and by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon online and telephone instructions, providing written confirmation of online and telephone transactions, and tape recording telephone conversations. Your account information should be kept private, and you should immediately review any account statements that you receive from Janus Capital. Someone other than you could act on your account if they are able to provide the required identifying information. Contact Janus Capital immediately about any transactions you believe to be unauthorized.

SYSTEMATIC REDEMPTIONS

   As stated in the "Shareholder's Manual" or "Shareholder's Guide" section of the Prospectuses, if you have a regular account or are eligible for distributions from a retirement plan, you may establish a systematic redemption option. The payments will be made from the proceeds of periodic redemptions of Shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of a Fund's portfolio holdings, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

   Information about requirements to establish a systematic redemption option may be obtained by visiting www.janus.com, calling a Janus representative, or writing the Funds.

TAX-DEFERRED ACCOUNTS
--------------------------------------------------------------------------------

   The Funds offer several different types of tax-deferred accounts that an investor may establish to invest in Fund Shares, depending on rules prescribed by the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"). Traditional and Roth Individual Retirement Accounts ("IRAs") may be used by most individuals who have taxable compensation. Simplified Employee Pensions ("SEPs") and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships, and small business owners (including sole proprietors), for the benefit of business owners and their employees. In addition, the Funds offer a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

   Contributions under Traditional and Roth IRAs, SEPs, Defined Contribution Plans, and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant.

   Distributions from tax-deferred retirement accounts may be subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Additionally, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several exceptions to these general rules may apply and several methods exist to determine the amount and timing of the minimum annual distribution (if any). Shareholders should consult with their tax adviser or legal counsel prior to receiving any distribution from any tax-deferred account, in order to determine the income tax impact of any such distribution.

   Coverdell Education Savings Accounts (formerly Education IRAs) allow individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.

   To receive additional information about Traditional and Roth IRAs, SEPs, Defined Contribution Plans, Section 403(b)(7) Plans, and Coverdell Education Savings Accounts along with the necessary materials to establish an account, please visit www.janus.com, call a Janus representative, or write to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to a Traditional or Roth IRA, SEP, Defined Contribution Plan, Section 403(b)(7) Plan, or Coverdell Education Savings Account can be made until the appropriate forms to establish any such plan have been completed.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Bank are open) will receive that day's dividend if the purchase is effected as of or prior to 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund and 5:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund. Otherwise, such Shares will begin to accrue dividends on the following day.

   Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) on the business day of receipt and such Shares will begin to accrue dividends on the first bank business day following receipt of the order. Written or online requests for redemption of Shares of a Fund will be redeemed as of the close of the NYSE, and such redemption will generally include dividends declared through the day of redemption. However, redemption requests received via a phone call and made by wire transfer that are received prior to 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund and 5:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. If Shares of a Fund were originally purchased by check or through an Automated Investment Program, the Fund may delay transmittal of redemption proceeds up to 15 days in order to ensure that purchase funds have been collected. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early.

   Distributions for all of the Funds (except Janus Tax-Exempt Money Market
   Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. As described in detail in the Prospectus, Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax, although dividends attributable to interest on taxable investments, together with distributions from any net realized short- or long-term capital gains, are taxable.

   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   As of January 31, 2006, the officers and Trustees as a group owned less than 1% of the outstanding Shares of the Funds.

   To the knowledge of the Funds, no shareholder owned 5% or more of the outstanding Shares of any Fund included in this SAI as of January 31, 2006.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers 32 separate series, two of which currently offer two classes of shares and three of which currently offer three classes of shares. Additional series and/or classes may be created from time to time.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

   Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by the shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

   The Trust is authorized to issue multiple classes of shares for each Fund. Currently, Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund each offer three classes of shares by separate prospectuses. The Shares discussed in this SAI are offered to the general public. A second class of shares, Service Shares, is offered through banks and other financial institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. A third class of shares, Institutional Shares, is offered only to clients meeting certain minimum investment criteria. See the Funds' Prospectuses for further detail.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders' rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least 10% of the Shares then outstanding. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

VOTING RIGHTS

   As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and reviews their tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The following audited financial statements are hereby incorporated into this SAI by reference to the following annual report.

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT DATED OCTOBER 31, 2005

   Schedules of Investments as of October 31, 2005

   Statements of Operations for the period ended October 31, 2005

   Statements of Assets and Liabilities as of October 31, 2005

   Statements of Changes in Net Assets for each of the periods indicated

   Financial Highlights for each of the periods indicated

   Notes to Financial Statements

   Report of Independent Registered Public Accounting Firm

   The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.
    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.
    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. PROJECT NOTES, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

   4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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                                  (JANUS LOGO)
                                  www.janus.com

                                  PO Box 173375
                                  Denver, CO 80217-3375
                                  1-800-525-3713

                                      February 28, 2006

                                      MONEY MARKET FUNDS -- INSTITUTIONAL SHARES
                                      Janus Money Market Fund
                                      Janus Tax-Exempt Money Market Fund
                                      Janus Government Money Market Fund

                             JANUS INVESTMENT FUND

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Janus Money Market Fund, Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund. The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated February 28, 2006, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust by calling 1-800-29JANUS or by writing the Funds at the address shown on the back cover of this SAI. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, on www.janus.com, by calling 1-800-29JANUS, or by writing the Funds at the address shown on the back cover of this SAI.

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TABLE OF CONTENTS
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       Investment Policies and Restrictions and Investment
          Strategies............................................    2
       Investment Adviser and Administrator.....................   19
       Custodian, Transfer Agent, and Certain Affiliations......   31
       Portfolio Transactions and Brokerage.....................   32
       Trustees and Officers....................................   34
       Purchase of Shares.......................................   45
       Redemption of Shares.....................................   46
       Shareholder Accounts.....................................   47
       Tax-Deferred Accounts....................................   47
       Dividends and Tax Status.................................   48
       Principal Shareholders...................................   50
       Miscellaneous Information................................   52
       Financial Statements.....................................   55
       Appendix A...............................................   56
          Description of Securities Ratings.....................   56
       Appendix B...............................................   58
          Description of Municipal Securities...................   58

INVESTMENT POLICIES AND RESTRICTIONS AND
INVESTMENT STRATEGIES
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INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Funds have adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   (2) A Fund may not purchase securities if 25% or more of the value of a Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) A Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

   (4) A Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) A Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   (7) A Fund may not borrow money, except that the Funds may each borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (8) Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as that Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Funds interpret restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the

   Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of
   Section 12(d)(1).

   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper, and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) A Fund may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

FUNDAMENTAL INVESTMENT POLICY APPLICABLE TO JANUS TAX-EXEMPT MONEY MARKET FUND

   JANUS TAX-EXEMPT MONEY MARKET FUND. As a fundamental policy, this Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax.

INVESTMENT STRATEGIES

   Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, each Fund (except Janus Tax-Exempt Money Market Fund) will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund (except for Janus Tax-Exempt Money Market Fund, in certain cases) may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages, which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
   (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). Funds managed by Janus Capital ("Janus Funds") may invest in securities of the Funds and any other money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.

Debt Obligations

   Janus Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Janus Government Money Market Fund and, to a lesser extent, Janus Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Securities

   The municipal securities in which Janus Tax-Exempt Money Market Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes, and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B.

   When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the nongovernmental issuer, the nongovernmental issuer will be deemed to be the sole issuer of the bond.

Municipal Leases

   Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.

   The non-money market funds' full portfolio holdings (excluding cash equivalents, derivatives, and short positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for each fund (except that certain funds publish the top five portfolio holdings) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for certain funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com.

   Specific portfolio level performance attribution information and statistics for the funds will be made available to any person monthly upon request, with a 30-day lag, following the posting of the funds' full portfolio holdings on www.janus.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.

   The funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                Quarterly            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
CheckFree Investment Services         Quarterly            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
eVestment Alliance, LLC               Quarterly            Current
Eagle Investment Systems Corp.        As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Informa Investment Solutions, Inc.    Quarterly            Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Manager Selection Ltd.     Quarterly            30 days
Investment Technology Group, Inc.     Daily                Current
Investor Force, Inc.                  Quarterly            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Money Manager Review                  Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
Morningstar Inc.                      Quarterly            Current
New England Pension Consultants       Quarterly            Current
Nomura Funds Research and
  Technologies Co., Ltd.              Monthly              Current
Nomura Securities Co., Ltd.           As needed            Current
PricewaterhouseCoopers LLP            As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Reuters America Inc.                  Daily                Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
Schroder Investment Management
  Limited                             Quarterly            30 days
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Macgregor Group, Inc.             As needed            Current
Thomson Financial                     Quarterly            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current

   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages accounts other than registered investment companies, such as separate accounts. Janus Capital also manages products sponsored by companies other than Janus Capital, including registered investment companies and separate accounts. These other products may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings.

INVESTMENT ADVISER AND ADMINISTRATOR
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   As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

   Janus Capital and its affiliates may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The Funds have each agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least

   March 1, 2006. Effective March 1, 2006, the waiver related to each Fund's total operating expenses will become voluntary. At that time, the waiver could change or be terminated at any time at the discretion of Janus Capital. In addition, the Funds pay brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

   On behalf of the Shares, each of the Funds has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreements, each of the Funds has agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs. Janus Capital has agreed to reduce a portion of the administration fee, and accordingly the effective rate for calculating the administration fee payable by Shares of Janus Money Market Fund and Janus Tax-Exempt Money Market Fund will be 0.08% and by Shares of Janus Government Money Market Fund will be 0.05%. Janus Capital has agreed to continue such reductions until at least March 1, 2007.

   The following table summarizes the advisory fees paid by the Funds for the fiscal years ended October 31.

                                          2005                        2004                         2003
                                -------------------------   -------------------------   --------------------------
                                  Advisory      Advisory      Advisory      Advisory      Advisory      Advisory
                                 Fees Prior    Fees After    Fees Prior    Fees After    Fees Prior    Fees After
Fund Name                       to Reduction   Reduction    to Reduction   Reduction    to Reduction    Reduction
------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund         $13,001,369    $6,500,684   $18,560,746    $9,280,373   $26,260,550    $13,130,275
Janus Tax-Exempt Money Market
 Fund                           $   279,100    $  139,550   $   364,941    $  182,470   $   549,229    $   274,615
Janus Government Money Market
 Fund                           $ 1,755,601    $  877,801   $ 2,056,016    $1,028,008   $ 3,429,594    $ 1,714,797

   The following table summarizes the administration fees paid by the Shares for the fiscal years ended October 31.

                                           2005                        2004                        2003
                                 -------------------------   -------------------------   -------------------------
                                    Admin-        Admin-        Admin-        Admin-        Admin-        Admin-
                                  istration     istration     istration     istration     istration     istration
                                  Fees Prior    Fees After    Fees Prior    Fees After    Fees Prior    Fees After
Fund Name                        to Reduction   Reduction    to Reduction   Reduction    to Reduction   Reduction
------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund -
 Institutional Shares            $ 7,542,566    $4,022,702   $11,180,220    $5,962,784   $15,605,651    $8,323,041
Janus Tax-Exempt Money Market
 Fund - Institutional Shares     $    64,703    $   34,508   $    92,701    $   49,441   $   151,844    $   80,983
Janus Government Money Market
 Fund - Institutional Shares     $   809,330    $  269,777   $   915,078    $  305,026   $ 1,705,363    $  568,454

   Advisory fees are paid on the Fund level while administration fees are paid on the class level.

   Each Fund's Advisory Agreement is dated April 3, 2002, as amended February 1, 2006, and will continue in effect until February 1, 2007, and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement:
   (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS


   AMENDMENTS TO ADVISORY AGREEMENTS TO CONFORM TO PREVAILING INDUSTRY PRACTICE



   On September 20, 2005, the Board of Trustees, including all of the Independent Trustees, voted unanimously to approve an amended Investment Advisory Agreement ("Amended Agreement") for each applicable Fund and authorized the submission of each Amended Agreement to the Fund's shareholders for approval. Shareholders approved the Amended Agreement for their Fund at a special meeting of Shareholders held on December 29, 2005 for Janus Tax-Exempt Money Market Fund, and on January 9, 2006 for Janus Money Market Fund and Janus Government Money Market Fund.

   In approving the proposed Amended Agreements, the Trustees considered the recommendations of an independent compliance consultant engaged by Janus Capital regarding the form of each of those agreements and concluded that the proposed changes were consistent with industry practice and would reflect an appropriate delegation of authority to Janus Capital clarifying its investment discretion over the Funds it manages.


   In connection with their most recent consideration of the investment advisory agreements for all of the Funds, the Trustees received and reviewed a substantial amount of information provided by Janus Capital and the respective subadvisers for subadvised Funds in response to requests of the Independent Trustees and their counsel. They also received and reviewed a considerable amount of information and analysis provided to the Trustees by an independent fee consultant. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met on two separate occasions with Janus Capital management to consider the agreements, and at each of those meetings they also met separately in executive session with their counsel.

   Based on their evaluation of the information provided by Janus Capital, subadvisers, the independent fee consultant, Lipper Inc. ("Lipper"), and other information, the Trustees determined that the overall arrangements between the Funds and Janus Capital were fair and reasonable in light of the nature and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment.

   In considering the agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the agreements are discussed separately below.

   NATURE, EXTENT, AND QUALITY OF SERVICES
   The Trustees reviewed the nature, extent, and quality of the services of Janus Capital and the subadvisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, especially those who provide investment management services to the Funds. The Trustees also considered other services provided to the Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, serving as the Funds' administrator, monitoring adherence to the Funds' investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees, and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations. The Trustees also reviewed the enhanced compliance program of Janus Capital and the actions taken by Janus Capital in response to various legal and regulatory proceedings since the fall of 2003.

   The Trustees concluded that the nature, extent, and quality of the services provided by Janus Capital and, if applicable, the subadviser to each Fund were appropriate and consistent with the terms of the respective advisory agreements, that the quality of those services had been consistent with or superior to quality norms in the industry, and that the Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its continuing ability to attract and retain well-qualified personnel.

   PERFORMANCE OF THE FUNDS
   The Trustees considered the short-term and longer term performance of each Fund. They reviewed information comparing each Fund's performance with the performance of comparable funds and peer groups identified by Lipper and with the Fund's benchmark index. They concluded that the performance of most Funds was good to very good. Although the performance of some Funds lagged that of their peers for certain periods, they also concluded that Janus Capital had taken appropriate steps to address the under-performance and that the more recent performance of most of those Funds had been improving.

   COSTS OF SERVICES PROVIDED
   The Trustees examined information on the fees and expenses of each Fund in comparison to information for other comparable funds as provided by Lipper. They noted that the rate of management (investment advisory and administrative) fees for each Fund, after contractual expense limitations, was below the mean management fee rate of the respective peer group of funds selected by Lipper.

   The Trustees considered the methodology used by Janus Capital in determining compensation payable to portfolio managers, the very competitive environment for investment management talent and the competitive market for mutual funds in different distribution channels.

   The Trustees also reviewed Janus Capital's management fees for its separate account clients and for its subadvised funds (for which Janus Capital provides only portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fees for Funds having a similar strategy, the Trustees noted that Janus Capital performs significant additional services for the Funds that it does not provide to those other clients, including administrative services, oversight of the Funds' other service providers, trustee support, regulatory compliance, and numerous other services. Moreover, they noted that the spread between the average fees charged to the Funds and the fees that Janus Capital charged to its separate account clients was significantly smaller than the average spread for such fees of other advisers, based on publicly available data and research conducted by their independent fee consultant.

   The Trustees also considered the profitability to Janus Capital and its affiliates of their relationships with each Fund and found Janus Capital's profitability not to be unreasonable.

   Finally, the Trustees considered the financial condition of Janus Capital, which they found to be sound.

   The Trustees concluded that the management fees and any other compensation payable by each Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital or a Fund to the subadvisers of subadvised Funds, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Janus Capital charges to other clients. The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Fund, the quality of services provided by Janus Capital, the investment performance of the Fund, and the expense limitations agreed to by Janus Capital.

   ECONOMIES OF SCALE
   The Trustees received and considered information about the potential of Janus Capital to experience economies of scale as the assets of the Funds increase. They noted that, although each Fund (except four Funds that have breakpoints) pays an advisory fee at a fixed rate as a percentage of net assets, without any breakpoints, the management fee paid by each Fund, after any applicable contractual expense limitations, was below the mean management fee rate of the Fund's peer group selected by Lipper. The Trustees also took note that, for those Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing the Funds because they have not reached adequate scale. Moreover, as the assets of many of the Funds have declined in the past few years, the Funds have benefited from having advisory fee rates that have remained constant rather than fees with breakpoints and higher fee rates at lower asset levels in which the effective fee rate might have increased as assets declined. The Trustees considered certain Amended Agreements that included a change to the advisory fee to reflect a performance-based structure under which the rate of fee would increase or decrease from the current fixed rate if the Fund outperforms or underperforms its benchmark index over a trailing period. Such a fee structure is likely to increase or decrease Janus Capital's economies of scale, depending on whether the effective rate of the fee is increased or decreased. The Trustees also noted that the Funds share directly in economies of scale through lower charges of third-party service providers based on the combined scale of all of the Funds. Based on all of the information they reviewed, the Trustees concluded that the fee structure in each of the advisory agreements was reasonable and that the current rates of fees reflect a sharing between Janus Capital and the Fund of economies of scale at the current asset level of the Fund.


   OTHER BENEFITS TO THE ADVISER
   The Trustees also considered benefits that accrue to Janus Capital and its affiliates from their relationship with the Funds. They recognized that affiliates of Janus Capital separately serve the Funds as transfer agent and distributor, respectively. The Trustees also considered Janus Capital's use of commissions paid by most Funds on their portfolio brokerage transactions to obtain proprietary research products and services benefiting the Funds and/or other clients of Janus Capital, as well as Janus Capital's agreement not to use any Fund's portfolio brokerage transactions to obtain third party research through brokers. The Trustees concluded that Janus Capital's use of "soft" commission dollars to obtain proprietary research products and services was consistent with regulatory requirements and was likely to benefit the Funds. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates pursuant to the agreements and the fees to be paid by each Fund therefore, the Funds and Janus Capital may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital benefits from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds and that the Funds benefit from Janus Capital's receipt of those products and services, as well as research products and services acquired through commissions paid by other clients of Janus Capital. They further concluded that success of each Fund could attract other business to Janus Capital or its other Funds and that the success of Janus Capital could enhance Janus Capital's ability to serve the Funds.

   After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the current Investment Advisory Agreement for each Fund was in the best interest of the Fund and its shareholders. In approving the Amended Agreements, the Independent Trustees also concluded that the Amended Agreement, as proposed, was in the best interest of the Fund and its shareholders.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. Summaries of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-3713; (ii) on the Funds' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. The Funds do not pay Janus Services a fee.

   Janus Distributors LLC, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of Shares are paid by Janus Capital. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research, and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities, and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses, and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists, and government officials; and other research products and services that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   For the fiscal year ended October 31, 2005, the Funds paid no brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds.

   For the fiscal years ended October 31, 2005, October 31, 2004, and October 31, 2003, the Funds did not incur any brokerage commissions. The Funds generally buy and sell securities in principal transactions, in which no commissions are paid. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the respective Fund will be no less favorable than that of contemporaneously available principal transactions.

   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

   As of October 31, 2005, certain Funds owned securities of their regular broker-dealers (or parents), as shown below.


                                                     Name of                    Value of
Fund Name                                         Broker-Dealer             Securities Owned
----------------------------------------------------------------------------------------------
Janus Money Market Fund                    Bank of America Securities        $  150,000,000
                                            LLC
                                           Citigroup Global Markets,            150,000,000
                                            Inc.
                                           Credit Suisse First Boston           150,000,000
                                            LLC
                                           Goldman Sachs & Co.                  150,000,000
                                           JP Morgan Securities, Inc.           155,000,000
                                           Lehman Brothers, Inc.                145,000,000
                                           Merrill Lynch & Company,             155,000,001
                                            Inc.
Janus Tax-Exempt Money Market Fund         JP Morgan Chase Bank N.A.         $    5,644,000
Janus Government Money Market Fund         Bear Stearns & Company,           $  200,000,000
                                            Inc.
                                           Credit Suisse First Boston           175,000,000
                                            LLC
                                           Lehman Brothers, Inc.                141,200,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. As of the date of this SAI, collectively, the three registered investment companies consist of 69 series or funds.

   The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Aspen Series and Janus Adviser Series.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          2/71-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus World
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 49                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                     Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Council.
 Age 48                                                 private family foundation);
                                                        and Vice President of Asian
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL).                   Director of
 Denver, CO 80206                                                                                        Divergence Inc.
 Age 67                                                                                                  (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 62                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business (2001-
                                                        2002) of Thunderbird (American
                                                        Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          6/84-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 61                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

* All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          8/69-Present     Private Investor and            69               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments.
 Age 67                                                 Formerly, CEO and President of
                                                        Marwal, Inc. (homeowner
                                                        association management
                                                        company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal-Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                 (advertising agency) (2001-                      Natural History
                                                        2005); and President of Leo                      (Chicago, IL),
                                                        Burnett (USA) (advertising                       Children's
                                                        agency) (1996-2000).                             Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations, and
                                                                                                         Economic Club
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey**   Trustee          6/69-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994- 2002)
 Age 68                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

----------------------------------------------------------------------------------------------------------
                                                 OFFICERS
----------------------------------------------------------------------------------------------------------
                                                 TERM OF
 NAME, AGE AS OF                                 OFFICE* AND
 DECEMBER 31, 2005,                              LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS          POSITIONS HELD WITH FUNDS  TIME SERVED    YEARS
----------------------------------------------------------------------------------------------------------
 Jeanine Morroni      Executive Vice President   9/03-Present   Vice President of Janus Capital.
 151 Detroit Street   and Co-Portfolio Manager
 Denver, CO 80206     Janus Government Money
 Age 36               Market Fund
----------------------------------------------------------------------------------------------------------
 Sharon S. Pichler    Executive Vice President   12/94-Present  Vice President of Janus Capital and
 151 Detroit Street   and                                       Portfolio Manager for other Janus
 Denver, CO 80206     Co-Portfolio Manager                      accounts.
 Age 56               Janus Money Market Fund
                      and Portfolio Manager
                      Janus Tax-Exempt Money
                      Market Fund
----------------------------------------------------------------------------------------------------------
 J. Eric Thorderson   Executive Vice President   2/04-Present   Vice President of Janus Capital and
 151 Detroit Street   and Co-Portfolio Manager                  Portfolio Manager for other Janus
 Denver, CO 80206     Janus Money Market Fund                   accounts.
 Age 44
                      Executive Vice President   2/99-Present
                      and Co-Portfolio Manager
                      Janus Government Money
                      Market Fund
----------------------------------------------------------------------------------------------------------
 Stephanie            Chief Legal Counsel and    1/06-Present   Associate Counsel of Janus Capital.
 Grauerholz-Lofton    Secretary                                 Formerly, Associate of Vedder, Price,
 151 Detroit Street                                             Kaufman & Kammholz, P.C. (1999-2003).
 Denver, CO 80206
 Age 35
----------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and Chief        1/06-Present   Senior Vice President and General Counsel
 151 Detroit Street   Executive Officer                         of Janus Capital and Janus Services LLC;
 Denver, CO 80206                                               and Senior Vice President and Assistant
 Age 40                                                         General Counsel of Janus Distributors LLC.
                                                                Formerly, Vice President (1999-2005) of
                                                                Janus Distributors LLC; Vice President
                                                                (2000-2004) and Assistant General Counsel
                                                                (2002-2004) of Janus Services LLC; and
                                                                Vice President and Assistant General
                                                                Counsel (1999-2004) of Janus Capital.
----------------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

----------------------------------------------------------------------------------------------------------
                                                 OFFICERS
----------------------------------------------------------------------------------------------------------
                                                 TERM OF
 NAME, AGE AS OF                                 OFFICE* AND
 DECEMBER 31, 2005,                              LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS          POSITIONS HELD WITH FUNDS  TIME SERVED    YEARS
----------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief   6/02-Present   Senior Vice President and Chief Compliance
 151 Detroit Street   Compliance Officer                        Officer of Janus Capital, Janus
 Denver, CO 80206                                               Distributors LLC, and Janus Services LLC;
 Age 48                                                         Chief Compliance Officer of Bay Isle
                                                                Financial LLC; and Vice President of
                                                                Enhanced Investment Technologies, LLC.
                                                                Formerly, Chief Compliance Officer of
                                                                Enhanced Investment Technologies, LLC
                                                                (2003-2005); Vice President of Janus
                                                                Capital (2000-2005), Janus Distributors
                                                                LLC (2000-2001), and Janus Services LLC
                                                                (2004-2005); and Assistant Vice President
                                                                of Janus Services LLC (2000-2004).
----------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial Officer    3/05-Present   Vice President of Janus Capital. Formerly,
 151 Detroit Street                                             Director of Financial Reporting for
 Denver, CO 80206     Vice President,            2/05-Present   OppenheimerFunds, Inc. (2004-2005); Site
 Age 43               Treasurer, and Principal                  Manager and First Vice President of Mellon
                      Accounting Officer                        Global Securities Services (2003); and
                                                                Director of Fund Accounting, Project
                                                                Development, and Training of INVESCO Funds
                                                                Group (1994-2003).
----------------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective, policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table.

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR
--------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial reporting         John W. McCarter, Jr.   4
 COMMITTEE    process, the system of internal         (Chairman)
              controls over financial reporting,      Dennis B. Mullen
              disclosure controls and procedures,     William D. Stewart
              Form N-CSR filings, and the audit
              process. The Committee's review of the
              audit process includes, among other
              things, the appointment, compensation,
              and oversight of the auditors and
              pre-approval of all audit and nonaudit
              services.
--------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommendations       James T. Rothe          5
 COMMITTEE    regarding matters related to the        (Chairman)
              Trust's use of brokerage commissions    William F. McCalpin
              and placement of portfolio              Dennis B. Mullen
              transactions.
--------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment activities of   Dennis B. Mullen        6
 OVERSIGHT    the Trust's non-money market Funds.     (Chairman)
 COMMITTEE                                            Jerome S. Contro(1)
                                                      William F. McCalpin
                                                      John W. McCarter, Jr.
                                                      James T. Rothe
                                                      William D. Stewart
                                                      Martin H. Waldinger
                                                      Linda S. Wolf (1)
--------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with various        William F. McCalpin     4
 REGULATORY   procedures adopted by the Trust,        (Chairman)
 COMMITTEE    reviews registration statements on      William D. Stewart
              Form N-1A, oversees the implementation  Martin H. Waldinger and administration of the Trust's
              Proxy Voting Guidelines.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR
--------------------------------------------------------------------------------------------
 MONEY        Reviews various matters related to the  Martin H. Waldinger     4
 MARKET       operations of the Janus Money Market    (Chairman)
 COMMITTEE    Funds, including compliance with their  William F. McCalpin
              Money Market Fund Procedures.           James T. Rothe
--------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends individuals   Dennis B. Mullen        5
 AND          for election as Trustee, consults with  (Chairman)
 GOVERNANCE   Management in planning Trustee          John W. McCarter, Jr.
 COMMITTEE    meetings, and oversees the              William D. Stewart
              administration of, and ensures
              compliance with, the Trust's
              Governance Procedures and Guidelines.
--------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of securities   William D. Stewart      15
 COMMITTEE    for which market quotations are not     (Chairman)
              readily available or are deemed not to  James T. Rothe
              be reliable, pursuant to procedures     Martin H. Waldinger
              adopted by the Trustees.
--------------------------------------------------------------------------------------------

(1) Mr. Contro and Ms. Wolf became members of the Investment Oversight Committee on November 22, 2005, when they were elected Trustees of the Trust.

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees (which, effective January 1, 2006, shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds), to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Funds that the Trustees own and which are described in this SAI, as well as the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2005.


------------------------------------------------------------------------------------------------------
                                                                              AGGREGATE DOLLAR RANGE
                                                                              OF EQUITY SECURITIES IN
                                                                              ALL REGISTERED
                                                                              INVESTMENT COMPANIES
                          DOLLAR RANGE OF EQUITY                              OVERSEEN BY TRUSTEE IN
 NAME OF TRUSTEE          SECURITIES IN SHARES OF THE FUNDS                   JANUS FUNDS
------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN         None                                                over $100,000
------------------------------------------------------------------------------------------------------
 JEROME S. CONTRO         None                                                over $100,000
------------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN      None                                                over $100,000
------------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.    None                                                over $100,000
------------------------------------------------------------------------------------------------------
 JAMES T. ROTHE           None                                                over $100,000
------------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART       None                                                over $100,000
------------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER      None                                                over $100,000
------------------------------------------------------------------------------------------------------
 LINDA S. WOLF            None                                                over $100,000
------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY         Janus Money Market Fund            over $100,000    over $100,000
------------------------------------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). Given that the deferred compensation plan was effective January 1, 2006 (after the periods indicated in the table below), any deferred amounts are not included in the table.

                                                  Aggregate Compensation       Total Compensation
                                                    from the Funds for      from the Janus Funds for
                                                    fiscal year ended          calendar year ended
Name of Person, Position                             October 31, 2005        December 31, 2005(1)(2)
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee(3)                $26,629                    $441,130
Jerome S. Contro, Trustee(4)                             $     0                    $ 71,444
William F. McCalpin, Trustee                             $28,635                    $265,000
John W. McCarter, Jr., Trustee                           $19,413                    $267,167
James T. Rothe, Trustee                                  $28,635                    $303,500
William D. Stewart, Trustee                              $19,741                    $272,000
Martin H. Waldinger, Trustee                             $28,635                    $262,000
Linda S. Wolf, Trustee(4)                                $ 4,336                    $146,444

(1) For Mr. Mullen, includes compensation for service on the boards of five Janus trusts comprised of 92 portfolios (21 portfolios of which are for service on the board of Janus World Funds Plc, an offshore product). For Messrs. McCalpin, McCarter, Stewart, and Waldinger, includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios. For Mr. Rothe, includes compensation for service on the boards of four Janus trusts comprised of 71 portfolios.
(2) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen

    $36,000; William F. McCalpin $21,000; John W. McCarter, Jr. $27,000; James
    T. Rothe $27,000; William D. Stewart $27,000; and Martin H. Waldinger
    $18,000.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from the Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus World Funds Plc.
(4) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees and were paid by the Trust in this capacity. As of the fiscal year ended October 31, 2005, Ms. Wolf received aggregate compensation of $41,910 from the Trust for serving as a consultant to the Trustees. Mr. Contro did not receive any compensation from the Trust as of the fiscal year ended October 31, 2005.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Shares are generally sold at the NAV per share as determined as of 5:00 p.m. (New York time) next occurring after a purchase order is received in good order by a Fund (except for Janus Tax-Exempt Money Market Fund, whose NAV is normally determined at 4:00 p.m., New York time). A Fund's NAV is calculated each day that the New York Stock Exchange (the "NYSE") is open. As stated in the Prospectus, the Funds each seek to maintain a stable NAV per share of $1.00. The "Shareholder's Guide" section of the Funds' Prospectus contains detailed information about the purchase of Shares.

DETERMINATION OF NET ASSET VALUE

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per Share as determined by using available market quotations. Each Fund (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   If investors do not elect in writing or by phone to receive their dividends and distributions via wire transfer, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of that Fund at the NAV determined on the payment date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made in writing or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving distributions and dividends via wire transfer may elect to change back to automatic reinvestment at any time in writing or by phone.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Procedures for redeeming Shares are set forth in the "Shareholder's Guide" section of the Funds' Prospectus. Shares normally will be redeemed for cash (via wire), although each Fund retains the right to redeem some or all of its Shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem Shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Fund will have the option of redeeming the excess in cash or in-kind. If Shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

   Detailed information about the general procedures for shareholder accounts is set forth in the Funds' Prospectus. Applications to open accounts may be obtained by calling the Funds at 1-800-29JANUS or writing to the Funds at 151 Detroit Street, Denver, Colorado 80206-4805, Attention: Institutional Services.

TAX-DEFERRED ACCOUNTS
--------------------------------------------------------------------------------

   The Funds offer tax-deferred retirement plans for rollover accounts in excess of $250,000. The Individual Retirement Account ("IRA") may be used by individuals who meet the above requirement.

   Contributions under Traditional and Roth IRAs, Simplified Employee Pensions ("SEPs"), Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant. The investment is then held by State Street Bank and Trust Company as custodian.

   Distributions from tax-deferred retirement accounts may be subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Additionally, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several exceptions to these general rules may apply and several methods exist to determine the amount and timing of the minimum annual distribution (if any). Shareholders should consult with their tax adviser or legal counsel prior to receiving any distribution from any tax-deferred account, in order to determine the income tax impact of any such distribution.

   To receive additional information about IRAs along with the necessary materials to establish an account, please call the Funds at 1-800-29JANUS or write the Funds at 151 Detroit Street, Denver, Colorado 80206-4805,
   Attention: Institutional Services. No contribution to any IRA can be made until the appropriate forms to establish any such plan have been completed.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Bank are open) will receive that day's dividend if the purchase is effected as of or prior to 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund and 5:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund. Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund and 5:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early.

   Distributions for all of the Funds (except Janus Tax-Exempt Money Market
   Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. As described in detail in the Prospectus, Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax, although dividends attributable to interest on taxable investments, together with distributions from any net realized short- or long-term capital gains, are taxable.

   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   As of January 31, 2006, the officers and Trustees as a group owned 5.09% of Janus Money Market Fund and less than 1% of the outstanding Shares of Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund.

   As of January 31, 2006, the following shareholders owned 5% or more of the Shares of Janus Money Market Fund:


                                                                                    Percentage
Shareholder                                           Address                       Ownership
----------------------------------------------------------------------------------------------
Bear Stearns Securities Corporation                   FBO Delphi Asset Mgmt           6.5 %
                                                      Corp.
                                                      1 Metrotech Center North
                                                      Brooklyn, NY 11201-3870

Bear Stearns Securities Corporation                   FBO Kappa Capital               5.3 %
                                                      Management
                                                      1 Metrotech Center North
                                                      Brooklyn, NY 11201-3870

The CIT Group Holdings Inc.                           1 CIT Drive                     5.3 %
                                                      Livingston, NJ 07039-5703

Thomas H. Bailey                                      151 Detroit Street              5.1 %
                                                      Denver, CO 80206-4805


   As of January 31, 2006, the following shareholder owned more than 25% of the Shares of Janus Money Market Fund:


                                                                                    Percentage
Shareholder                                           Address                       Ownership
----------------------------------------------------------------------------------------------
Comerica Bank(1)                                      411 W. Lafayette Street        46.3  %
                                                      Detroit, MI 48226


(1) This entity could be deemed to be a "control person" and may have the power to control any of the Shares of the Fund.

   As of January 31, 2006, the following shareholder owned 5% or more of the Shares of Janus Tax-Exempt Money Market Fund:

                                                                                    Percentage
Shareholder                                           Address                       Ownership
----------------------------------------------------------------------------------------------
The Nautilus Group Inc.                               16400 SE Nautilus Drive        20.8  %
                                                      Vancouver, WA 98683-5535

   As of January 31, 2006, the following shareholder owned more than 25% of the Shares of Janus Tax-Exempt Money Market Fund:

                                                                                    Percentage
Shareholder                                           Address                       Ownership
----------------------------------------------------------------------------------------------
Jon Goodykoontz & Marilee Goodykoontz Commercial      P.O. Box 100                   79.2  %
  Property(1)                                         Danville, CA 94526-0199

(1) This entity could be deemed to be a "control person" and may have the power to control any of the Shares of the Fund.

   As of January 31, 2006, the following shareholders owned 5% or more of the Shares of Janus Government Money Market Fund:

                                                                                     Percentage
Shareholder                                          Address                         Ownership
-----------------------------------------------------------------------------------------------
Delta Dental Plan of California                      100 1st Street                     14.4%
                                                     San Francisco, CA 94105-2634

Janus Mid Cap Value Fund(1)                          151 Detroit Street                 13.7%
                                                     Denver, CO 80206-4805

Janus Twenty Fund(1)                                 151 Detroit Street                  9.1%
                                                     Denver, CO 80206-4805

Albertsons Inc.                                      250 E. Parkcenter Blvd              6.6%
                                                     Boise, ID 83706-3999

Texas Instruments Inc.                               P.O. Box 660199                     5.8%
                                                     Dallas, TX 75226-0199

(1) Pursuant to an exemptive order received from the SEC, other funds managed by Janus Capital may invest in the Funds.

   As of January 31, 2006, the following shareholder owned more than 25% of the Shares of Janus Government Money Market Fund:


                                                                                     Percentage
Shareholder                                          Address                         Ownership
-----------------------------------------------------------------------------------------------
Comerica Bank(1)                                     411 W. Lafayette Street          32.4  %
                                                     Detroit, MI 48226


(1) This entity could be deemed to be a "control person" and may have the power to control any of the Shares of the Fund.

   To the knowledge of the Funds, no other shareholder owned 5% or more of the outstanding Shares of any Fund included in this SAI as of January 31, 2006.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers 32 separate series, two of which currently offer two classes of shares and three of which currently offer three classes of shares. Additional series and/or classes may be created from time to time.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

   Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by the shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

   The Trust is authorized to issue multiple classes of shares for each Fund. Currently, Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund each offer three classes of shares by separate prospectuses. The Shares discussed in this SAI are offered only to individual, institutional, and corporate clients, and foundations and trusts meeting certain minimum investment criteria. A second class of shares, Service Shares, is offered through banks and other financial institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. A third class of shares, Investor Shares, is offered to the general public. See the Funds' Prospectuses for further detail.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders' rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least 10% of the Shares then outstanding. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

VOTING RIGHTS

   As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and reviews their tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The following audited financial statements are hereby incorporated into this SAI by reference to the following annual report.

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT DATED OCTOBER 31, 2005

   Schedules of Investments as of October 31, 2005

   Statements of Operations for the period ended October 31, 2005

   Statements of Assets and Liabilities as of October 31, 2005

   Statements of Changes in Net Assets for each of the periods indicated

   Financial Highlights for each of the periods indicated

   Notes to Financial Statements

   Report of Independent Registered Public Accounting Firm

   The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.
    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.
    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. PROJECT NOTES, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

   4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

                                  (JANUS LOGO)

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-29JANUS

                                             February 28, 2006

                                             MONEY MARKET FUNDS - SERVICE SHARES
                                             Janus Money Market Fund
                                             Janus Tax-Exempt Money Market Fund
                                             Janus Government Money Market Fund

                             JANUS INVESTMENT FUND

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of Janus Money Market Fund, Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund. The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated February 28, 2006, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust by calling 1-800-29JANUS or by writing the Funds at the address shown on the back cover of this SAI. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, on www.janus.com, by calling 1-800-29JANUS, or by writing the Funds at the address shown on the back cover of this SAI.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       Investment Policies and Restrictions and Investment
          Strategies............................................    2
       Investment Adviser and Administrator.....................   19
       Custodian, Transfer Agent, and Certain Affiliations......   32
       Portfolio Transactions and Brokerage.....................   33
       Trustees and Officers....................................   35
       Purchase of Shares.......................................   46
       Redemption of Shares.....................................   47
       Shareholder Accounts.....................................   48
       Dividends and Tax Status.................................   48
       Principal Shareholders...................................   50
       Miscellaneous Information................................   52
       Financial Statements.....................................   55
       Appendix A...............................................   56
          Description of Securities Ratings.....................   56
       Appendix B...............................................   58
          Description of Municipal Securities...................   58

INVESTMENT POLICIES AND RESTRICTIONS AND
INVESTMENT STRATEGIES
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INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Funds have adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   (2) A Fund may not purchase securities if 25% or more of the value of a Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) A Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

   (4) A Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) A Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   (7) A Fund may not borrow money, except that the Funds may each borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (8) Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as that Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Funds interpret restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the

   Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of
   Section 12(d)(1).

   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper, and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) A Fund may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

FUNDAMENTAL INVESTMENT POLICY APPLICABLE TO JANUS TAX-EXEMPT MONEY MARKET FUND

   JANUS TAX-EXEMPT MONEY MARKET FUND. As a fundamental policy, this Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax.

INVESTMENT STRATEGIES

   Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, each Fund (except Janus Tax-Exempt Money Market Fund) will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund (except for Janus Tax-Exempt Money Market Fund, in certain cases) may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages, which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
   (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). Funds managed by Janus Capital ("Janus Funds") may invest in securities of the Funds and any other money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.

Debt Obligations

   Janus Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Janus Government Money Market Fund and, to a lesser extent, Janus Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Securities

   The municipal securities in which Janus Tax-Exempt Money Market Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes, and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B.

   When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the nongovernmental issuer, the nongovernmental issuer will be deemed to be the sole issuer of the bond.

Municipal Leases

   Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.

   The non-money market funds' full portfolio holdings (excluding cash equivalents, derivatives, and short positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for each fund (except that certain funds publish the top five portfolio holdings) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for certain funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com.

   Specific portfolio level performance attribution information and statistics for the funds will be made available to any person monthly upon request, with a 30-day lag, following the posting of the funds' full portfolio holdings on www.janus.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.

   The funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                Quarterly            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
CheckFree Investment Services         Quarterly            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
eVestment Alliance, LLC               Quarterly            Current
Eagle Investment Systems Corp.        As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Informa Investment Solutions, Inc.    Quarterly            Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Manager Selection Ltd.     Quarterly            30 days
Investment Technology Group, Inc.     Daily                Current
Investor Force, Inc.                  Quarterly            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Money Manager Review                  Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
Morningstar Inc.                      Quarterly            Current
New England Pension Consultants       Quarterly            Current
Nomura Funds Research and
  Technologies Co., Ltd.              Monthly              Current
Nomura Securities Co., Ltd.           As needed            Current
PricewaterhouseCoopers LLP            As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Reuters America Inc.                  Daily                Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
Schroder Investment Management
  Limited                             Quarterly            30 days
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Macgregor Group, Inc.             As needed            Current
Thomson Financial                     Quarterly            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current

   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages accounts other than registered investment companies, such as separate accounts. Janus Capital also manages products sponsored by companies other than Janus Capital, including registered investment companies and separate accounts. These other products may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings.

INVESTMENT ADVISER AND ADMINISTRATOR
--------------------------------------------------------------------------------

   As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

   Janus Capital and its affiliates may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The Funds have each agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least

   March 1, 2006. Effective March 1, 2006, the waiver related to each Fund's total operating expenses will become voluntary. At that time, the waiver could change or be terminated at any time at the discretion of Janus Capital. In addition, the Funds pay brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

   On behalf of the Shares, each of the Funds has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreements, each of the Funds has agreed to compensate Janus Capital for administrative services at the annual rate of 0.40% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs. Janus Capital has agreed to reduce a portion of the administration fee, and accordingly the effective rate for calculating the administration fee payable by Shares of Janus Money Market Fund and Janus Tax-Exempt Money Market Fund will be 0.33% and by Shares of Janus Government Money Market Fund will be 0.30%. Janus Capital has agreed to continue such reductions until at least March 1, 2007.

   Janus Capital may use all or a portion of its administration fee, designated separately as service fees, to compensate financial institutions for providing administrative services to their customers who invest in the Shares. The types of services that the financial institutions would provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, and providing other similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the financial institutions, as shareholders of record.

   The following table summarizes the advisory fees paid by the Funds for the fiscal years ended October 31.

                                          2005                        2004                         2003
                                -------------------------   -------------------------   --------------------------
                                  Advisory      Advisory      Advisory      Advisory      Advisory      Advisory
                                 Fees Prior    Fees After    Fees Prior    Fees After    Fees Prior    Fees After
Fund Name                       to Reduction   Reduction    to Reduction   Reduction    to Reduction    Reduction
------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund         $13,001,369    $6,500,684   $18,560,746    $9,280,373   $26,260,550    $13,130,275
Janus Tax-Exempt Money Market
 Fund                           $   279,100    $  139,550   $   364,941    $  182,470   $   549,229    $   274,615
Janus Government Money Market
 Fund                           $ 1,755,601    $  877,801   $ 2,056,016    $1,028,008   $ 3,429,594    $ 1,714,797

   The following table summarizes the administration fees paid by the Shares for the fiscal years ended October 31.

                                                 2005                        2004                        2003
                                       -------------------------   -------------------------   -------------------------
                                          Admin-        Admin-        Admin-        Admin-        Admin-        Admin-
                                        istration     istration     istration     istration     istration     istration
                                        Fees Prior    Fees After    Fees Prior    Fees After    Fees Prior    Fees After
Fund Name                              to Reduction   Reduction    to Reduction   Reduction    to Reduction   Reduction
------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund - Service
 Shares                                  $ 90,953      $ 75,036      $145,684      $120,189      $102,159      $54,485
Janus Tax-Exempt Money Market Fund -
 Service Shares                          $    740      $    611      $    498      $    411      $    350      $   187
Janus Government Money Market Fund -
 Service Shares                          $560,065      $420,049      $659,093      $494,320      $284,717      $94,906

   Advisory fees are paid on the Fund level while administration fees are paid on the class level.

   Each Fund's Advisory Agreement is dated April 3, 2002, as amended February 1, 2006, and will continue in effect until February 1, 2007, and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement:
   (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS


   AMENDMENTS TO ADVISORY AGREEMENTS TO CONFORM TO PREVAILING INDUSTRY PRACTICE



   On September 20, 2005, the Board of Trustees, including all of the Independent Trustees, voted unanimously to approve an amended Investment Advisory Agreement ("Amended Agreement") for each applicable Fund and authorized the submission of each Amended Agreement to the Fund's shareholders for approval. Shareholders approved the Amended Agreement for their Fund at a special meeting of Shareholders held on December 29, 2005 for Janus Tax-Exempt Money Market Fund, and on January 9, 2006 for Janus Money Market Fund and Janus Government Money Market Fund.



   In approving the proposed Amended Agreements, the Trustees considered the recommendations of an independent compliance consultant engaged by Janus Capital regarding the form of each of those agreements and concluded that the proposed changes were consistent with industry practice and would reflect an appropriate delegation of authority to Janus Capital clarifying its investment discretion over the Funds it manages.


   In connection with their most recent consideration of the investment advisory agreements for all of the Funds, the Trustees received and reviewed a substantial amount of information provided by Janus Capital and the respective subadvisers for subadvised Funds in response to requests of the Independent Trustees and their counsel. They also received and reviewed a considerable amount of information and analysis provided to the Trustees by an independent fee consultant. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met on two separate occasions with Janus Capital management to consider the agreements, and at each of those meetings they also met separately in executive session with their counsel.

   Based on their evaluation of the information provided by Janus Capital, subadvisers, the independent fee consultant, Lipper Inc. ("Lipper"), and other information, the Trustees determined that the overall arrangements between the Funds and Janus Capital were fair and reasonable in light of the nature and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment.

   In considering the agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the agreements are discussed separately below.

   NATURE, EXTENT, AND QUALITY OF SERVICES
   The Trustees reviewed the nature, extent, and quality of the services of Janus Capital and the subadvisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, especially those who provide investment management services to the Funds. The Trustees also considered other services provided to the Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, serving as the Funds' administrator, monitoring adherence to the Funds' investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees, and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations. The Trustees also reviewed the enhanced compliance program of Janus Capital and the actions taken by Janus Capital in response to various legal and regulatory proceedings since the fall of 2003.

   The Trustees concluded that the nature, extent, and quality of the services provided by Janus Capital and, if applicable, the subadviser to each Fund were appropriate and consistent with the terms of the respective advisory agreements, that the quality of those services had been consistent with or superior to quality norms in the industry, and that the Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its continuing ability to attract and retain well-qualified personnel.

   PERFORMANCE OF THE FUNDS
   The Trustees considered the short-term and longer term performance of each Fund. They reviewed information comparing each Fund's performance with the performance of comparable funds and peer groups identified by Lipper and with the Fund's benchmark index. They concluded that the performance of most Funds was good to very good. Although the performance of some Funds lagged that of their peers for certain periods, they also concluded that Janus Capital had taken appropriate steps to address the under-performance and that the more recent performance of most of those Funds had been improving.

   COSTS OF SERVICES PROVIDED
   The Trustees examined information on the fees and expenses of each Fund in comparison to information for other comparable funds as provided by Lipper. They noted that the rate of management (investment advisory and administrative) fees for each Fund, after contractual expense limitations, was below the mean management fee rate of the respective peer group of funds selected by Lipper.

   The Trustees considered the methodology used by Janus Capital in determining compensation payable to portfolio managers, the very competitive environment for investment management talent and the competitive market for mutual funds in different distribution channels.

   The Trustees also reviewed Janus Capital's management fees for its separate account clients and for its subadvised funds (for which Janus Capital provides only portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fees for Funds having a similar strategy, the Trustees noted that Janus Capital performs significant additional services for the Funds that it does not provide to those other clients, including administrative services, oversight of the Funds' other service providers, trustee support, regulatory compliance, and numerous other services. Moreover, they noted that the spread between the average fees charged to the Funds and the fees that Janus Capital charged to its separate account clients was significantly smaller than the average spread for such fees of other advisers, based on publicly available data and research conducted by their independent fee consultant.

   The Trustees also considered the profitability to Janus Capital and its affiliates of their relationships with each Fund and found Janus Capital's profitability not to be unreasonable.

   Finally, the Trustees considered the financial condition of Janus Capital, which they found to be sound.

   The Trustees concluded that the management fees and any other compensation payable by each Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital or a Fund to the subadvisers of subadvised Funds, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Janus Capital charges to other clients.

   The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Fund, the quality of services provided by Janus Capital, the investment performance of the Fund, and the expense limitations agreed to by Janus Capital.

   ECONOMIES OF SCALE

   The Trustees received and considered information about the potential of Janus Capital to experience economies of scale as the assets of the Funds increase. They noted that, although each Fund (except four Funds that have breakpoints) pays an advisory fee at a fixed rate as a percentage of net assets, without any breakpoints, the management fee paid by each Fund, after any applicable contractual expense limitations, was below the mean management fee rate of the Fund's peer group selected by Lipper. The Trustees also took note that, for those Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing the Funds because they have not reached adequate scale. Moreover, as the assets of many of the Funds have declined in the past few years, the Funds have benefited from having advisory fee rates that have remained constant rather than fees with breakpoints and higher fee rates at lower asset levels in which the effective fee rate might have increased as assets declined. The Trustees considered certain Amended Agreements that included a change to the advisory fee to reflect a performance-based structure under which the rate of fee would increase or decrease from the current fixed rate if the Fund outperforms or underperforms its benchmark index over a trailing period. Such a fee structure is likely to increase or decrease Janus Capital's economies of scale, depending on whether the effective rate of the fee is increased or decreased. The Trustees also noted that the Funds share directly in economies of scale through lower charges of third-party service providers based on the combined scale of all of the Funds. Based on all of the information they reviewed, the Trustees concluded that the fee structure in each of the advisory agreements was reasonable and that the current rates of fees reflect a sharing between Janus Capital and the Fund of economies of scale at the current asset level of the Fund.


   OTHER BENEFITS TO THE ADVISER
   The Trustees also considered benefits that accrue to Janus Capital and its affiliates from their relationship with the Funds. They recognized that affiliates of Janus Capital separately serve the Funds as transfer agent and distributor, respectively. The Trustees also considered Janus Capital's use of commissions paid by most Funds on their portfolio brokerage transactions to obtain proprietary research products and services benefiting the Funds and/or other clients of Janus Capital, as well as Janus Capital's agreement not to use any

   Fund's portfolio brokerage transactions to obtain third party research through brokers. The Trustees concluded that Janus Capital's use of "soft" commission dollars to obtain proprietary research products and services was consistent with regulatory requirements and was likely to benefit the Funds. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates pursuant to the agreements and the fees to be paid by each Fund therefore, the Funds and Janus Capital may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital benefits from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds and that the Funds benefit from Janus Capital's receipt of those products and services, as well as research products and services acquired through commissions paid by other clients of Janus Capital. They further concluded that success of each Fund could attract other business to Janus Capital or its other Funds and that the success of Janus Capital could enhance Janus Capital's ability to serve the Funds.


   After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the current Investment Advisory Agreement for each Fund was in the best interest of the Fund and its shareholders. In approving the Amended Agreements, the Independent Trustees also concluded that the Amended Agreement, as proposed, was in the best interest of the Fund and its shareholders.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. Summaries of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-3713; (ii) on the Funds' website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company.

   Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. The Funds do not pay Janus Services a fee.

   Janus Distributors LLC, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of Shares are paid by Janus Capital. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research, and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities, and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses, and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists, and government officials; and other research products and services that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   For the fiscal year ended October 31, 2005, the Funds paid no brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds.

   For the fiscal years ended October 31, 2005, October 31, 2004, and October 31, 2003, the Funds did not incur any brokerage commissions. The Funds generally buy and sell securities in principal transactions, in which no commissions are paid. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the respective Fund will be no less favorable than that of contemporaneously available principal transactions.

   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

   As of October 31, 2005, certain Funds owned securities of their regular broker-dealers (or parents), as shown below.


                                                     Name of                    Value of
Fund Name                                         Broker-Dealer             Securities Owned
----------------------------------------------------------------------------------------------
Janus Money Market Fund                    Bank of America Securities        $  150,000,000
                                            LLC
                                           Citigroup Global Markets,            150,000,000
                                            Inc.
                                           Credit Suisse First Boston           150,000,000
                                            LLC
                                           Goldman Sachs & Co.                  150,000,000
                                           JP Morgan Securities, Inc.           155,000,000
                                           Lehman Brothers, Inc.                145,000,000
                                           Merrill Lynch & Company,             155,000,001
                                            Inc.
Janus Tax-Exempt Money Market Fund         JP Morgan Chase Bank N.A.         $    5,644,000
Janus Government Money Market Fund         Bear Stearns & Company,           $  200,000,000
                                            Inc.
                                           Credit Suisse First Boston           175,000,000
                                            LLC
                                           Lehman Brothers, Inc.                141,200,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. As of the date of this SAI, collectively, the three registered investment companies consist of 69 series or funds.

   The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Aspen Series and Janus Adviser Series.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          2/71-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus World
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 49                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                     Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Council.
 Age 48                                                 private family foundation);
                                                        and Vice President of Asian
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL).                   Director of
 Denver, CO 80206                                                                                        Divergence Inc.
 Age 67                                                                                                  (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 62                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business (2001-
                                                        2002) of Thunderbird (American
                                                        Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          6/84-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 61                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

* All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/
                                                                                        FUNDS IN FUND
 NAME, AGE AS OF                                                                        COMPLEX          OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          8/69-Present     Private Investor and            69               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments.
 Age 67                                                 Formerly, CEO and President of
                                                        Marwal, Inc. (homeowner
                                                        association management
                                                        company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal-Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                 (advertising agency) (2001-                      Natural History
                                                        2005); and President of Leo                      (Chicago, IL),
                                                        Burnett (USA) (advertising                       Children's
                                                        agency) (1996-2000).                             Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations, and
                                                                                                         Economic Club
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey**   Trustee          6/69-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994- 2002)
 Age 68                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

-------------------------------------------------------------------------------------------------------------
                                                  OFFICERS
-------------------------------------------------------------------------------------------------------------
                                                   TERM OF
 NAME, AGE AS OF                                   OFFICE* AND
 DECEMBER 31, 2005,                                LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS            POSITIONS HELD WITH FUNDS  TIME SERVED    YEARS
-------------------------------------------------------------------------------------------------------------
 Jeanine Morroni        Executive Vice President   9/03-Present   Vice President of Janus Capital.
 151 Detroit Street     and Co-Portfolio Manager
 Denver, CO 80206       Janus Government Money
 Age 36                 Market Fund
-------------------------------------------------------------------------------------------------------------
 Sharon S. Pichler      Executive Vice President   12/94-Present  Vice President of Janus Capital and
 151 Detroit Street     and                                       Portfolio Manager for other Janus accounts.
 Denver, CO 80206       Co-Portfolio Manager
 Age 56                 Janus Money Market Fund
                        and Portfolio Manager
                        Janus Tax-Exempt Money
                        Market Fund
-------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson     Executive Vice President   2/04-Present   Vice President of Janus Capital and
 151 Detroit Street     and Co-Portfolio Manager                  Portfolio Manager for other Janus accounts.
 Denver, CO 80206       Janus Money Market Fund
 Age 44
                        Executive Vice President   2/99-Present
                        and Co-Portfolio Manager
                        Janus Government Money
                        Market Fund
-------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-  Chief Legal Counsel and    1/06-Present   Associate Counsel of Janus Capital.
 Lofton                 Secretary                                 Formerly, Associate of Vedder, Price,
 151 Detroit Street                                               Kaufman & Kammholz, P.C. (1999-2003).
 Denver, CO 80206
 Age 35
-------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes    President and Chief        1/06-Present   Senior Vice President and General Counsel
 151 Detroit Street     Executive Officer                         of Janus Capital and Janus Services LLC;
 Denver, CO 80206                                                 and Senior Vice President and Assistant
 Age 40                                                           General Counsel of Janus Distributors LLC.
                                                                  Formerly, Vice President (1999-2005) of
                                                                  Janus Distributors LLC; Vice President
                                                                  (2000-2004) and Assistant General Counsel
                                                                  (2002-2004) of Janus Services LLC; and Vice
                                                                  President and Assistant General Counsel
                                                                  (1999-2004) of Janus Capital.
-------------------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

-------------------------------------------------------------------------------------------------------------
                                                  OFFICERS
-------------------------------------------------------------------------------------------------------------
                                                   TERM OF
 NAME, AGE AS OF                                   OFFICE* AND
 DECEMBER 31, 2005,                                LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS            POSITIONS HELD WITH FUNDS  TIME SERVED    YEARS
-------------------------------------------------------------------------------------------------------------
 David R. Kowalski      Vice President and Chief   6/02-Present   Senior Vice President and Chief Compliance
 151 Detroit Street     Compliance Officer                        Officer of Janus Capital, Janus
 Denver, CO 80206                                                 Distributors LLC, and Janus Services LLC;
 Age 48                                                           Chief Compliance Officer of Bay Isle
                                                                  Financial LLC; and Vice President of
                                                                  Enhanced Investment Technologies, LLC.
                                                                  Formerly, Chief Compliance Officer of
                                                                  Enhanced Investment Technologies, LLC
                                                                  (2003-2005); Vice President of Janus
                                                                  Capital (2000-2005), Janus Distributors LLC
                                                                  (2000-2001), and Janus Services LLC
                                                                  (2004-2005); and Assistant Vice President
                                                                  of Janus Services LLC (2000-2004).
-------------------------------------------------------------------------------------------------------------
 Jesper Nergaard        Chief Financial Officer    3/05-Present   Vice President of Janus Capital. Formerly,
 151 Detroit Street                                               Director of Financial Reporting for
 Denver, CO 80206       Vice President,            2/05-Present   OppenheimerFunds, Inc. (2004-2005); Site
 Age 43                 Treasurer, and Principal                  Manager and First Vice President of Mellon
                        Accounting Officer                        Global Securities Services (2003); and
                                                                  Director of Fund Accounting, Project
                                                                  Development, and Training of INVESCO Funds
                                                                  Group (1994-2003).
-------------------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective, policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table.

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR
--------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial reporting         John W. McCarter, Jr.   4
 COMMITTEE    process, the system of internal         (Chairman)
              controls over financial reporting,      Dennis B. Mullen
              disclosure controls and procedures,     William D. Stewart
              Form N-CSR filings, and the audit
              process. The Committee's review of the
              audit process includes, among other
              things, the appointment, compensation,
              and oversight of the auditors and
              pre-approval of all audit and nonaudit
              services.
--------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommendations       James T. Rothe          5
 COMMITTEE    regarding matters related to the        (Chairman)
              Trust's use of brokerage commissions    William F. McCalpin
              and placement of portfolio              Dennis B. Mullen
              transactions.
--------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment activities of   Dennis B. Mullen        6
 OVERSIGHT    the Trust's non-money market Funds.     (Chairman)
 COMMITTEE                                            Jerome S. Contro(1)
                                                      William F. McCalpin
                                                      John W. McCarter, Jr.
                                                      James T. Rothe
                                                      William D. Stewart
                                                      Martin H. Waldinger
                                                      Linda S. Wolf (1)
--------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with various        William F. McCalpin     4
 REGULATORY   procedures adopted by the Trust,        (Chairman)
 COMMITTEE    reviews registration statements on      William D. Stewart
              Form N-1A, oversees the implementation  Martin H. Waldinger and administration of the Trust's
              Proxy Voting Guidelines.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR
--------------------------------------------------------------------------------------------
 MONEY        Reviews various matters related to the  Martin H. Waldinger     4
 MARKET       operations of the Janus Money Market    (Chairman)
 COMMITTEE    Funds, including compliance with their  William F. McCalpin
              Money Market Fund Procedures.           James T. Rothe
--------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends individuals   Dennis B. Mullen        5
 AND          for election as Trustee, consults with  (Chairman)
 GOVERNANCE   Management in planning Trustee          John W. McCarter, Jr.
 COMMITTEE    meetings, and oversees the              William D. Stewart
              administration of, and ensures
              compliance with, the Trust's
              Governance Procedures and Guidelines.
--------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of securities   William D. Stewart      15
 COMMITTEE    for which market quotations are not     (Chairman)
              readily available or are deemed not to  James T. Rothe
              be reliable, pursuant to procedures     Martin H. Waldinger
              adopted by the Trustees.
--------------------------------------------------------------------------------------------

(1) Mr. Contro and Ms. Wolf became members of the Investment Oversight Committee on November 22, 2005, when they were elected Trustees of the Trust.

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees (which, effective January 1, 2006, shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds), to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2005.

------------------------------------------------------------------------------------------------
                                             AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                             REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE                              IN JANUS FUNDS
------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN                            over $100,000
------------------------------------------------------------------------------------------------
 JEROME S. CONTRO                            over $100,000
------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN                         over $100,000
------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.                       over $100,000
------------------------------------------------------------------------------------------------
 JAMES T. ROTHE                              over $100,000
------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART                          over $100,000
------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER                         over $100,000
------------------------------------------------------------------------------------------------
 LINDA S. WOLF                               over $100,000
------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY                            over $100,000
------------------------------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). Given that the deferred compensation plan was effective January 1, 2006 (after the periods indicated in the table below), any deferred amounts are not included in the table.

                                                  Aggregate Compensation       Total Compensation
                                                    from the Funds for      from the Janus Funds for
                                                    fiscal year ended          calendar year ended
Name of Person, Position                             October 31, 2005        December 31, 2005(1)(2)
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee(3)                $26,629                    $441,130
Jerome S. Contro, Trustee(4)                             $     0                    $ 71,444
William F. McCalpin, Trustee                             $28,635                    $265,000
John W. McCarter, Jr., Trustee                           $19,413                    $267,167
James T. Rothe, Trustee                                  $28,635                    $303,500
William D. Stewart, Trustee                              $19,741                    $272,000
Martin H. Waldinger, Trustee                             $28,635                    $262,000
Linda S. Wolf, Trustee(4)                                $ 4,336                    $146,444

(1) For Mr. Mullen, includes compensation for service on the boards of five Janus trusts comprised of 92 portfolios (21 portfolios of which are for service on the board of Janus World Funds Plc, an offshore product). For Messrs. McCalpin, McCarter, Stewart, and Waldinger, includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios. For Mr. Rothe, includes compensation for service on the boards of four Janus trusts comprised of 71 portfolios.

(2) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $36,000; William F. McCalpin $21,000; John W. McCarter, Jr. $27,000; James T. Rothe $27,000; William D. Stewart $27,000; and Martin H. Waldinger $18,000.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from the Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus World Funds Plc.
(4) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees and were paid by the Trust in this capacity. As of the fiscal year ended October 31, 2005, Ms. Wolf received aggregate compensation of $41,910 from the Trust for serving as a consultant to the Trustees. Mr. Contro did not receive any compensation from the Trust as of the fiscal year ended October 31, 2005.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Shares are generally sold at the NAV per share as determined as of 5:00 p.m. (New York time) next occurring after a purchase order is received in good order by a Fund (except for Janus Tax-Exempt Money Market Fund, whose NAV is normally determined at 4:00 p.m., New York time). A Fund's NAV is calculated each day that the New York Stock Exchange (the "NYSE") is open. As stated in the Prospectus, the Funds each seek to maintain a stable NAV per share of $1.00. The "Shareholder's Guide" section of the Funds' Prospectus contains detailed information about the purchase of Shares.

DETERMINATION OF NET ASSET VALUE

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per Share as determined by using available market quotations. Each Fund (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Procedures for redeeming Shares are set forth in the "Shareholder's Guide" section of the Funds' Prospectus. Redemptions, like purchases, may only be effected through the trust accounts, cash management programs, and similar programs of participating banks and financial institutions. Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its Shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem Shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If Shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

   Detailed information about the general procedures for shareholder accounts is set forth in the Funds' Prospectus. Applications to open accounts may be obtained by calling or writing your financial institution.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Bank are open) will receive that day's dividend if the purchase request is received from a financial institution as of or prior to 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund and 5:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund. Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received from a financial institution prior to 12:00 p.m. (New York time) for Janus Tax-Exempt Money Market Fund and 5:00 p.m. (New York time) for Janus Money Market Fund and Janus Government Money Market Fund on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early.

   Distributions for all of the Funds (except Janus Tax-Exempt Money Market
   Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. As described in detail in the Prospectus, Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax, although dividends attributable to interest on taxable investments, together with distributions from any net realized short- or long-term capital gains, are taxable.

   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   As of January 31, 2006, the officers and Trustees as a group owned less than 1% of the outstanding Shares of the Funds.

   As of January 31, 2006, the following shareholders owned more than 25% of the Shares of Janus Money Market Fund:


                                                                                    Percentage
Shareholder                                           Address                       Ownership
----------------------------------------------------------------------------------------------
EGAP & Co.(1)(2)                                      Chittenden Trust Company       68.9  %
                                                      P.O. Box 820
                                                      Burlington, VT 05402-0820

Wells Fargo Brokerage Services, LLC(1)(3)             608 Second Avenue South        31.1  %
                                                      Minneapolis, MN 55402-1916


(1) This entity could be deemed to be a "control person" and may have the power to control any of the Shares of the Fund.

(2) EGAP & Co. is governed under the laws of the State of Vermont, and its parent company is Chittenden Trust Company.

(3) Wells Fargo Brokerage Services, LLC is governed under the laws of the State of California, and its parent company is Wells Fargo Co.

   As of January 31, 2006, the following shareholder owned more than 25% of the Shares of Janus Tax-Exempt Money Market Fund:

                                                                                    Percentage
Shareholder                                           Address                       Ownership
----------------------------------------------------------------------------------------------
Janus Capital Management LLC(1)                       151 Detroit Street             100.0 %
                                                      Denver, CO 80206-4805

(1) This entity could be deemed to be a "control person" and may have the power to control any of the Shares of the Fund.

   As of January 31, 2006, the following shareholders owned more than 25% of the Shares of Janus Government Money Market Fund:


                                                                                    Percentage
Shareholder                                           Address                       Ownership
----------------------------------------------------------------------------------------------
EGAP & Co.(1)(2)                                      Chittenden Trust Company       69.2  %
                                                      P.O. Box 820
                                                      Burlington, VT 05402-0820

Wells Fargo Brokerage Services, LLC(1)(3)             608 Second Avenue South        30.8  %
                                                      Minneapolis, MN 55402-1916


(1) This entity could be deemed to be a "control person" and may have the power to control any of the Shares of the Fund.

(2) EGAP & Co. is governed under the laws of the State of Vermont, and its parent company is Chittenden Trust Company.

(3) Wells Fargo Brokerage Services, LLC is governed under the laws of the State of California, and its parent company is Wells Fargo Co.

   To the knowledge of the Funds, no other shareholder owned 5% or more of the outstanding Shares of any Fund included in this SAI as of January 31, 2006.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers 32 separate series, two of which currently offer two classes of shares and three of which currently offer three classes of shares. Additional series and/or classes may be created from time to time.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

   Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by the shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

   The Trust is authorized to issue multiple classes of shares for each Fund. Currently, Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund each offer three classes of shares by separate prospectuses. The Shares discussed in this SAI are offered only through financial institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs provided to their customers. A second class of shares, Institutional Shares, is offered to individual, institutional, and corporate clients and foundations and trusts meeting certain minimum investment criteria. A third class of shares, Investor Shares, is offered to the general public. See the Funds' Prospectuses for further detail.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders' rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least 10% of the Shares then outstanding. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

VOTING RIGHTS

   As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and reviews their tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The following audited financial statements are hereby incorporated into this SAI by reference to the following annual report.

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT DATED OCTOBER 31, 2005

   Schedules of Investments as of October 31, 2005

   Statements of Operations for the period ended October 31, 2005

   Statements of Assets and Liabilities as of October 31, 2005

   Statements of Changes in Net Assets for each of the periods indicated

   Financial Highlights for each of the periods indicated

   Notes to Financial Statements

   Report of Independent Registered Public Accounting Firm

   The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.
    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.
    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. PROJECT NOTES, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

   4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

                                  (JANUS LOGO)

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-29JANUS

                                      February 28, 2006

                                      Janus Institutional Cash Reserves Fund

                             JANUS INVESTMENT FUND

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the initial class of shares ("Shares") of Janus Institutional Cash Reserves Fund. The Fund is a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"), and is managed by Janus Capital Management LLC ("Janus Capital").

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated February 28, 2006, and any supplements thereto, which is incorporated by reference into this SAI and may be obtained from the Trust by calling 1-800-29JANUS or by writing the Fund at the address shown on the back cover of this SAI. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Fund, are incorporated by reference into this SAI and are also available, without charge, on www.janus.com, by calling 1-800-29JANUS, or by writing the Fund at the address shown on the back cover of this SAI.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       Investment Policies and Restrictions and Investment
          Strategies............................................    2
       Investment Adviser and Administrator.....................   18
       Custodian, Transfer Agent, and Certain Affiliations......   30
       Portfolio Transactions and Brokerage.....................   31
       Trustees and Officers....................................   33
       Purchase of Shares.......................................   43
       Redemption of Shares.....................................   44
       Shareholder Accounts.....................................   45
       Dividends and Tax Status.................................   45
       Principal Shareholders...................................   47
       Miscellaneous Information................................   48
       Financial Statements.....................................   51
       Appendix A...............................................   52
          Description of Securities Ratings.....................   52
       Appendix B...............................................   54
          Description of Municipal Securities...................   54

INVESTMENT POLICIES AND RESTRICTIONS AND
INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

   The Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of Shares if a matter affects just the Fund or that class of Shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of Shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   (2) The Fund may not purchase securities if 25% or more of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) The Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   (7) The Fund may not borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

   (8) The Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the

   Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

   (1) If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of
   Section 12(d)(1).

   (2) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) The Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) The Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Fund may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

   The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:

   (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   The Fund may purchase participation interests in loans or securities in which the Fund may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages, which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

   Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.

   Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Fund does not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When-Issued and Delayed Delivery Securities

   The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of
   Section 12(d)(1) of the

   1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). Funds managed by Janus Capital ("Janus Funds") may invest in securities of the Fund and any other money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds. Cash collateral may also be invested in unaffiliated money market funds or other accounts in excess of limitations of Section 12(d)(1), subject to an appropriate SEC exemptive order.

Debt Obligations

   The Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks

   (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings. The following describes those policies and procedures.

   The non-money market funds' full portfolio holdings (excluding cash equivalents, derivatives, and short positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The top ten portfolio holdings for each fund (except that certain funds publish the top five portfolio holdings) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for certain funds are published monthly with a 30-day lag, and quarterly, with a 15-day lag, on www.janus.com.

   Specific portfolio level performance attribution information and statistics for the funds will be made available to any person monthly upon request, with a 30-day lag, following the posting of the funds' full portfolio holdings on www.janus.com. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the funds.

   The funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of the Fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                Quarterly            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
CheckFree Investment Services         Quarterly            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
CRA RogersCasey                       Quarterly            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
eVestment Alliance, LLC               Quarterly            Current
Eagle Investment Systems Corp.        As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Informa Investment Solutions, Inc.    Quarterly            Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Manager Selection Ltd.     Quarterly            30 days
Investment Technology Group, Inc.     Daily                Current
Investor Force, Inc.                  Quarterly            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Markit Loans, Inc.                    Daily                Current
Mercer Investment Consulting, Inc.    Quarterly            Current
Money Manager Review                  Quarterly            Current
Moody's Investors Service Inc.        Weekly               7 days or more
Morningstar Inc.                      Quarterly            Current
New England Pension Consultants       Quarterly            Current
Nomura Funds Research and
  Technologies Co., Ltd.              Monthly              Current
Nomura Securities Co., Ltd.           As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
Schroder Investment Management
  Limited                             Quarterly            30 days
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Macgregor Group, Inc.             As needed            Current
Thomson Financial                     Quarterly            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current

   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages accounts other than registered investment companies, such as separate accounts. Janus Capital also manages products sponsored by companies other than Janus Capital, including registered investment companies and separate accounts. These other products may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings.

INVESTMENT ADVISER AND ADMINISTRATOR
--------------------------------------------------------------------------------

   As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.

   Janus Capital and its affiliates may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for the Fund or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund.

   Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.

   The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of the Fund. However, Janus Capital has agreed to reduce 0.10% of the value of the Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least March 1, 2006.

   Effective March 1, 2006, the waiver related to the Fund's total operating expenses will become voluntary. At that time, the waiver could change or be terminated at any time at the discretion of Janus Capital. In addition, the Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

   On behalf of the Shares, the Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, the Fund has agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. The Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs. Janus Capital has agreed to reduce a portion of the administration fee, and accordingly the effective rate for calculating the administration fee payable by Shares of Janus Institutional Cash Reserves Fund will be 0.08%. Janus Capital has agreed to continue such reductions until at least March 1, 2007.

   The following table summarizes the advisory fees paid by the Fund for the fiscal years ended October 31.

                                      2005                          2004                          2003
                           --------------------------    --------------------------    --------------------------
                             Advisory       Advisory       Advisory       Advisory       Advisory       Advisory
                            Fees Prior     Fees After     Fees Prior     Fees After     Fees Prior     Fees After
Fund Name                  to Reduction    Reduction     to Reduction    Reduction     to Reduction    Reduction
-----------------------------------------------------------------------------------------------------------------
Janus Institutional Cash
 Reserves Fund              $2,989,146     $1,494,573     $4,432,817     $2,216,408     $4,990,752     $2,495,376

   The following table summarizes the administration fees paid by the Shares for the fiscal years ended October 31.

                                    2005                              2004                              2003
                       -------------------------------   -------------------------------   -------------------------------
                       Administration   Administration   Administration   Administration   Administration   Administration
                         Fees Prior       Fees After       Fees Prior       Fees After       Fees Prior       Fees After
Fund Name               to Reduction      Reduction       to Reduction      Reduction       to Reduction      Reduction
--------------------------------------------------------------------------------------------------------------------------
Janus Institutional
 Cash Reserves Fund      $2,241,860       $1,195,658       $3,324,613       $1,773,127       $3,743,064       $1,996,301

   The Fund's Advisory Agreement is dated April 3, 2002, as amended February 1, 2006, and will continue in effect until February 1, 2007, and thereafter from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT


   AMENDMENTS TO ADVISORY AGREEMENTS TO CONFORM TO PREVAILING INDUSTRY PRACTICE



   On September 20, 2005, the Board of Trustees, including all of the Independent Trustees, voted unanimously to approve an amended Investment Advisory Agreement ("Amended Agreement") for each applicable Fund and authorized the submission of each Amended Agreement to the Fund's shareholders for approval. Shareholders approved the Amended Agreement for their Fund at a special meeting of Shareholders held on December 29, 2005 for Janus Institutional Cash Reserves Fund.



   In approving the proposed Amended Agreements, the Trustees considered the recommendations of an independent compliance consultant engaged by Janus Capital regarding the form of each of those agreements and concluded that the proposed changes were consistent with industry practice and would reflect an appropriate delegation of authority to Janus Capital clarifying its investment discretion over the Funds it manages.


   In connection with their most recent consideration of the investment advisory agreements for all of the Funds, the Trustees received and reviewed a substantial amount of information provided by Janus Capital and the respective subadvisers for subadvised Funds in response to requests of the Independent Trustees and their counsel. They also received and reviewed a considerable amount of information and analysis provided to the Trustees by an independent fee consultant. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met on two separate occasions with Janus Capital management to consider the agreements, and at each of those meetings they also met separately in executive session with their counsel.

   Based on their evaluation of the information provided by Janus Capital, subadvisers, the independent fee consultant, Lipper Inc. ("Lipper"), and other information, the Trustees determined that the overall arrangements between the Funds and Janus Capital were fair and reasonable in light of the nature and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment.

   In considering the agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the agreements are discussed separately below.

   NATURE, EXTENT, AND QUALITY OF SERVICES
   The Trustees reviewed the nature, extent, and quality of the services of Janus Capital and the subadvisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, especially those who provide investment management services to the Funds. The Trustees also considered other services provided to the Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, serving as the Funds' administrator, monitoring adherence to the Funds' investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees, and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations. The Trustees also reviewed the enhanced compliance program of Janus Capital and the actions taken by Janus Capital in response to various legal and regulatory proceedings since the fall of 2003.

   The Trustees concluded that the nature, extent, and quality of the services provided by Janus Capital and, if applicable, the subadviser to each Fund were appropriate and consistent with the terms of the respective advisory agreements, that the quality of those services had been consistent with or superior to quality norms in the industry, and that the Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its continuing ability to attract and retain well-qualified personnel.

   PERFORMANCE OF THE FUNDS
   The Trustees considered the short-term and longer term performance of each Fund. They reviewed information comparing each Fund's performance with the performance of comparable funds and peer groups identified by Lipper and with the Fund's benchmark index. They concluded that the performance of most Funds was good to very good. Although the performance of some Funds lagged that of their peers for certain periods, they also concluded that Janus Capital had taken appropriate steps to address the under-performance and that the more recent performance of most of those Funds had been improving.

   COSTS OF SERVICES PROVIDED
   The Trustees examined information on the fees and expenses of each Fund in comparison to information for other comparable funds as provided by Lipper. They noted that the rate of management (investment advisory and administrative) fees for each Fund, after contractual expense limitations, was below the mean management fee rate of the respective peer group of funds selected by Lipper.

   The Trustees considered the methodology used by Janus Capital in determining compensation payable to portfolio managers, the very competitive environment for investment management talent and the competitive market for mutual funds in different distribution channels.

   The Trustees also reviewed Janus Capital's management fees for its separate account clients and for its subadvised funds (for which Janus Capital provides only portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fees for Funds having a similar strategy, the Trustees noted that Janus Capital performs significant additional services for the Funds that it does not provide to those other clients, including administrative services, oversight of the Funds' other service providers, trustee support, regulatory compliance, and numerous other services. Moreover, they noted that the spread between the average fees charged to the Funds and the fees that Janus Capital charged to its separate account clients was significantly smaller than the average spread for such fees of other advisers, based on publicly available data and research conducted by their independent fee consultant.

   The Trustees also considered the profitability to Janus Capital and its affiliates of their relationships with each Fund and found Janus Capital's profitability not to be unreasonable.

   Finally, the Trustees considered the financial condition of Janus Capital, which they found to be sound.

   The Trustees concluded that the management fees and any other compensation payable by each Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital or a Fund to the subadvisers of subadvised Funds, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Janus Capital charges to other clients. The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Fund, the quality of services provided by Janus Capital, the investment performance of the Fund, and the expense limitations agreed to by Janus Capital.

   ECONOMIES OF SCALE
   The Trustees received and considered information about the potential of Janus Capital to experience economies of scale as the assets of the Funds increase. They noted that, although each Fund (except four Funds that have breakpoints) pays an advisory fee at a fixed rate as a percentage of net assets, without any breakpoints, the management fee paid by each Fund, after any applicable contractual expense limitations, was below the mean management fee rate of the Fund's peer group selected by Lipper. The Trustees also took note that, for those Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing the Funds because they have not reached adequate scale. Moreover, as the assets of many of the Funds have declined in the past few years, the Funds have benefited from having advisory fee rates that have remained constant rather than fees with breakpoints and higher fee rates at lower asset levels in which the effective fee rate might have increased as assets declined. The Trustees considered certain Amended Agreements that included a change to the advisory fee to reflect a performance-based structure under which the rate of fee would increase or decrease from the current fixed rate if the Fund outperforms or underperforms its benchmark index over a trailing period. Such a fee structure is likely to increase or decrease Janus Capital's economies of scale, depending on whether the effective rate of the fee is increased or decreased. The Trustees also noted that the Funds share directly in economies of scale through lower charges of third-party service providers based on the combined scale of all of the Funds. Based on all of the information they reviewed, the Trustees concluded that the fee structure in each of the advisory agreements was reasonable and that the current rates of fees reflect a sharing between Janus Capital and the Fund of economies of scale at the current asset level of the Fund.


   OTHER BENEFITS TO THE ADVISER
   The Trustees also considered benefits that accrue to Janus Capital and its affiliates from their relationship with the Funds. They recognized that affiliates of Janus Capital separately serve the Funds as transfer agent and distributor, respectively. The Trustees also considered Janus Capital's use of commissions paid by most Funds on their portfolio brokerage transactions to obtain proprietary research products and services benefiting the Funds and/or other clients of Janus Capital, as well as Janus Capital's agreement not to use any Fund's portfolio brokerage transactions to obtain third party research through brokers. The Trustees concluded that Janus Capital's use of "soft" commission dollars to obtain proprietary research products and services was consistent with regulatory requirements and was likely to benefit the Funds. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates pursuant to the agreements and the fees to be paid by each Fund therefore, the Funds and Janus Capital may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital benefits from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds and that the Funds benefit from Janus Capital's receipt of those products and services, as well as research products and services acquired through commissions paid by other clients of Janus Capital. They further concluded that success of each Fund could attract other business to Janus Capital or its other Funds and that the success of Janus Capital could enhance Janus Capital's ability to serve the Funds.


   After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the current Investment

   Advisory Agreement for each Fund was in the best interest of the Fund and its shareholders. In approving the Amended Agreements, the Independent Trustees also concluded that the Amended Agreement, as proposed, was in the best interest of the Fund and its shareholders.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. Summaries of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-29JANUS; (ii) on the Fund's website at www.janus.com; and (iii) on the SEC's website at http://www.sec.gov.

   The Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Fund. The Fund does not pay Janus Services a fee.

   Janus Distributors LLC, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which the Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at NAV. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research, and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities, and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses, and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists, and government officials; and other research products and services that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   For the fiscal year ended October 31, 2005, the Fund paid no brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Fund.

   For the fiscal years ended October 31, 2005, October 31, 2004, and October 31, 2003, the Fund did not incur any brokerage commissions. The Fund generally buys and sells securities in principal transactions, in which no commissions are paid. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions.

   When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

   As of October 31, 2005, the Fund owned securities of its regular broker-dealers (or parents), as shown below.


                                                                     Name of                   Value of
Fund Name                                                         Broker Dealer            Securities Owned
-----------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund                    Bank of America Securities         $44,000,000
                                                           LLC
                                                          Citigroup Global Markets,           44,000,000
                                                           Inc.
                                                          Credit Suisse First Boston          44,000,000
                                                           LLC
                                                          Goldman Sachs & Co.                 44,000,000
                                                          JP Morgan Securities, Inc.          35,000,000
                                                          Lehman Brothers, Inc.               44,000,000
                                                          Merrill Lynch & Company, Inc.       35,000,000

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. As of the date of this SAI, collectively, the three registered investment companies consist of 69 series or funds.

   The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Aspen Series and Janus Adviser Series.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          2/71-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                 private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus World
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 Age 49                                                                                                  Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                     Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Council.
 Age 48                                                 private family foundation);
                                                        and Vice President of Asian
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL).                   Director of
 Denver, CO 80206                                                                                        Divergence Inc.
 Age 67                                                                                                  (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         Harris Insight
                                                                                                         Funds Trust (19
                                                                                                         portfolios),
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 Age 62                                                 (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          6/84-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 61                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

* All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS/FUNDS
 NAME, AGE AS OF                                                                        IN FUND COMPLEX  OTHER
 DECEMBER 31, 2005,   POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS          WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          8/69-Present     Private Investor and            69               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments.
 Age 67                                                 Formerly, CEO and President of
                                                        Marwal, Inc. (homeowner
                                                        association management
                                                        company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal-Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                 (advertising agency)                             Natural History
                                                        (2001-2005); and President of                    (Chicago, IL),
                                                        Leo Burnett (USA) (advertising                   Children's
                                                        agency) (1996-2000).                             Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations, and
                                                                                                         Economic Club
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey**   Trustee          6/69-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                     (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 68                                                 of Janus Capital or Janus
                                                        Capital Corporation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation;
                                                        President and Director
                                                        (1994-2002) of The Janus
                                                        Foundation; and Director
                                                        (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------

 * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
** The Fund is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

-------------------------------------------------------------------------------------------------------------
                                                  OFFICERS
-------------------------------------------------------------------------------------------------------------
                                                   TERM OF
 NAME, AGE AS OF                                   OFFICE* AND
 DECEMBER 31, 2005,                                LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND ADDRESS            POSITIONS HELD WITH FUND   TIME SERVED    YEARS
-------------------------------------------------------------------------------------------------------------
 Sharon S. Pichler      Executive Vice President   5/02-Present   Vice President of Janus Capital and
 151 Detroit Street     and Co-Portfolio Manager                  Portfolio Manager for other Janus accounts.
 Denver, CO 80206       Janus Institutional Cash
 Age 56                 Reserves Fund
-------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson     Executive Vice President   2/04-Present   Vice President of Janus Capital and
 151 Detroit Street     and Co-Portfolio Manager                  Portfolio Manager for other Janus accounts.
 Denver, CO 80206       Janus Institutional Cash
 Age 44                 Reserves Fund
-------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-  Chief Legal Counsel and    1/06-Present   Associate Counsel of Janus Capital.
 Lofton                 Secretary                                 Formerly, Associate of Vedder, Price,
 151 Detroit Street                                               Kaufman & Kammholz, P.C. (1999-2003).
 Denver, CO 80206
 Age 35
-------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes    President and Chief        1/06-Present   Senior Vice President and General Counsel
 151 Detroit Street     Executive Officer                         of Janus Capital and Janus Services LLC;
 Denver, CO 80206                                                 and Senior Vice President and Assistant
 Age 40                                                           General Counsel of Janus Distributors LLC.
                                                                  Formerly, Vice President (1999-2005) of
                                                                  Janus Distributors LLC; Vice President
                                                                  (2000-2004) and Assistant General Counsel
                                                                  (2002-2004) of Janus Services LLC; and Vice
                                                                  President and Assistant General Counsel
                                                                  (1999-2004) of Janus Capital.
-------------------------------------------------------------------------------------------------------------
 David R. Kowalski      Vice President and Chief   6/02-Present   Senior Vice President and Chief Compliance
 151 Detroit Street     Compliance Officer                        Officer of Janus Capital, Janus
 Denver, CO 80206                                                 Distributors LLC, and Janus Services LLC;
 Age 48                                                           Chief Compliance Officer of Bay Isle
                                                                  Financial LLC; and Vice President of
                                                                  Enhanced Investment Technologies, LLC.
                                                                  Formerly, Chief Compliance Officer of
                                                                  Enhanced Investment Technologies, LLC
                                                                  (2003-2005); Vice President of Janus
                                                                  Capital (2000-2005), Janus Distributors LLC
                                                                  (2000-2001), and Janus Services LLC
                                                                  (2004-2005); and Assistant Vice President
                                                                  of Janus Services LLC (2000-2004).
-------------------------------------------------------------------------------------------------------------
 Jesper Nergaard        Chief Financial Officer    3/05-Present   Vice President of Janus Capital. Formerly,
 151 Detroit Street                                               Director of Financial Reporting for
 Denver, CO 80206       Vice President,            2/05-Present   OppenheimerFunds, Inc. (2004-2005); Site
 Age 43                 Treasurer, and Principal                  Manager and First Vice President of Mellon
                        Accounting Officer                        Global Securities Services (2003); and
                                                                  Director of Fund Accounting, Project
                                                                  Development, and Training of INVESCO Funds
                                                                  Group (1994-2003).
-------------------------------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective, policies, and techniques. The Trustees also supervise the operation of the Fund by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table.

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR
--------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial reporting         John W. McCarter, Jr.   4
 COMMITTEE    process, the system of internal         (Chairman)
              controls over financial reporting,      Dennis B. Mullen
              disclosure controls and procedures,     William D. Stewart
              Form N-CSR filings, and the audit
              process. The Committee's review of the
              audit process includes, among other
              things, the appointment, compensation,
              and oversight of the auditors and
              pre-approval of all audit and nonaudit
              services.
--------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommendations       James T. Rothe          5
 COMMITTEE    regarding matters related to the        (Chairman)
              Trust's use of brokerage commissions    William F. McCalpin
              and placement of portfolio              Dennis B. Mullen
              transactions.
--------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment activities of   Dennis B. Mullen        6
 OVERSIGHT    the Trust's non-money market Funds.     (Chairman)
 COMMITTEE                                            Jerome S. Contro(1)
                                                      William F. McCalpin
                                                      John W. McCarter, Jr.
                                                      James T. Rothe
                                                      William D. Stewart
                                                      Martin H. Waldinger
                                                      Linda S. Wolf (1)
--------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with various        William F. McCalpin     4
 REGULATORY   procedures adopted by the Trust,        (Chairman)
 COMMITTEE    reviews registration statements on      William D. Stewart
              Form N-1A, oversees the implementation  Martin H. Waldinger and administration of the Trust's
              Proxy Voting Guidelines.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                      MEMBERS                 DURING LAST
              FUNCTIONS                               (INDEPENDENT TRUSTEES)  FISCAL YEAR
--------------------------------------------------------------------------------------------
 MONEY        Reviews various matters related to the  Martin H. Waldinger     4
 MARKET       operations of the Janus Money Market    (Chairman)
 COMMITTEE    Funds, including compliance with their  William F. McCalpin
              Money Market Fund Procedures.           James T. Rothe
--------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends individuals   Dennis B. Mullen        5
 AND          for election as Trustee, consults with  (Chairman)
 GOVERNANCE   Management in planning Trustee          John W. McCarter, Jr.
 COMMITTEE    meetings, and oversees the              William D. Stewart
              administration of, and ensures
              compliance with, the Trust's
              Governance Procedures and Guidelines.
--------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of securities   William D. Stewart      15
 COMMITTEE    for which market quotations are not     (Chairman)
              readily available or are deemed not to  James T. Rothe
              be reliable, pursuant to procedures     Martin H. Waldinger
              adopted by the Trustees.
--------------------------------------------------------------------------------------------

(1) Mr. Contro and Ms. Wolf became members of the Investment Oversight Committee on November 22, 2005, when they were elected Trustees of the Trust.

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees (which, effective January 1, 2006, shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds), to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2005.

------------------------------------------------------------------------------------------------
                                             AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                             REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE                              IN JANUS FUNDS
------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN                            over $100,000
------------------------------------------------------------------------------------------------
 JEROME S. CONTRO                            over $100,000
------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN                         over $100,000
------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.                       over $100,000
------------------------------------------------------------------------------------------------
 JAMES T. ROTHE                              over $100,000
------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART                          over $100,000
------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER                         over $100,000
------------------------------------------------------------------------------------------------
 LINDA S. WOLF                               over $100,000
------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY                            over $100,000
------------------------------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). Given that the deferred compensation plan was effective January 1, 2006 (after the periods indicated in the table below), any deferred amounts are not included in the table.


                                                 Aggregate Compensation       Total Compensation
                                                   from the Fund for       from the Janus Funds for
                                                   fiscal year ended         calendar year ended
Name of Person, Position                            October 31, 2005       December 31, 2005(1)(2)
----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee(3)                $5,447                    $441,130
Jerome S. Contro, Trustee(4)                             $    0                    $ 71,444
William F. McCalpin, Trustee                             $5,777                    $265,000
John W. McCarter, Jr., Trustee                           $3,880                    $267,167
James T. Rothe, Trustee                                  $5,777                    $303,500
William D. Stewart, Trustee                              $3,958                    $272,000
Martin H. Waldinger, Trustee                             $5,777                    $262,000
Linda S. Wolf, Trustee(4)                                $1,445                    $146,444

(1) For Mr. Mullen, includes compensation for service on the boards of five Janus trusts comprised of 92 portfolios (21 portfolios of which are for service on the board of Janus World Funds Plc, an offshore product). For Messrs. McCalpin, McCarter, Stewart, and Waldinger, includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios. For Mr. Rothe, includes compensation for service on the boards of four Janus trusts comprised of 71 portfolios.
(2) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $36,000; William F. McCalpin $21,000; John W. McCarter, Jr. $27,000; James T. Rothe $27,000; William D. Stewart $27,000; and Martin H. Waldinger $18,000.

(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from the Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus World Funds Plc.
(4) At a Special Meeting of Shareholders on November 22, 2005, shareholders of the Trust elected two new Trustees, Jerome S. Contro and Linda S. Wolf. Prior to such election, Mr. Contro and Ms. Wolf were consultants to the Trustees and were paid by the Trust in this capacity. As of the fiscal year ended October 31, 2005, Ms. Wolf received aggregate compensation of $41,910 from the Trust for serving as a consultant to the Trustees. Mr. Contro did not receive any compensation from the Trust as of the fiscal year ended October 31, 2005.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Shares are sold at the NAV per share as determined as of 5:00 p.m. (New York time) next occurring after a purchase order is received in good order by the Fund. The Fund's NAV is calculated each day that the New York Stock Exchange (the "NYSE") is open. As stated in the Prospectus, the Fund seeks to maintain a stable NAV per share of $1.00. The "Shareholder's Guide" Section of the Fund's Prospectus contains detailed information about the purchase of Shares.

DETERMINATION OF NET ASSET VALUE

   Pursuant to SEC rules, the Trustees have established procedures to stabilize the Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per Share as determined by using available market quotations. The Fund (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   If investors do not elect in writing or by phone to receive their dividends and distributions via wire transfer, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of the Fund at the NAV determined on the payment date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made in writing or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that the Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving distributions and dividends via wire transfer may elect to change back to automatic reinvestment at any time in writing or by phone.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Procedures for redemption of Shares are set forth in the "Shareholder's Guide" section of the Fund's Prospectus. Shares normally will be redeemed for cash (via wire), although the Fund retains the right to redeem some or all of its Shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem Shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If Shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

   Detailed information about the general procedures for shareholder accounts is set forth in the Fund's Prospectus. Applications to open accounts may be obtained by calling the Fund at 1-800-29JANUS or writing to the Fund at 151 Detroit Street, Denver, Colorado 80206-4805, Attention: Institutional Services.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possible with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Bank are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early.

   Distributions from the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Fund intends to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

   As of January 31, 2006, the officers and Trustees as a group owned less than 1% of the outstanding Shares of the Fund.

   As of January 31, 2006, the following shareholders owned 5% or more of the Shares of the Fund:

                                                                                   Percentage
Shareholder                                               Address                  Ownership
---------------------------------------------------------------------------------------------
Southern Ute Indian Tribe                                 116 Capote Drive           18.1%
                                                          Ignacio, CO 81137

Janus Twenty Fund(1)                                      151 Detroit Street         17.5%
                                                          Denver, CO 80206-4805

Janus Mid Cap Value Fund(1)                               151 Detroit Street         14.3%
                                                          Denver, CO 80206-4805

Janus Capital Management LLC                              151 Detroit Street          9.3%
                                                          Denver, CO 80206-4805

Janus Small Cap Value Fund(1)                             151 Detroit Street          7.6%
                                                          Denver, CO 80206-4805

Capital Group Partners Inc.                               151 Detroit Street          7.4%
                                                          Denver, CO 80206-4805

Janus Fund(1)                                             151 Detroit Street          6.4%
                                                          Denver, CO 80206-4805

(1) Pursuant to an exemptive order received from the SEC, other funds managed by Janus Capital may invest in the Fund.

   To the knowledge of the Fund, no other shareholder owned 5% or more of the outstanding Shares of the Fund as of January 31, 2006.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

   The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers 32 separate series, two of which currently offer two classes of shares and three of which currently offer three classes of shares. Additional series and/or classes may be created from time to time.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

   Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Fund for all losses and expenses of any Fund shareholder held liable for the obligations of the Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of the Fund is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of the Fund are fully paid and nonassessable when issued. All shares of the Fund participate equally in dividends and other distributions by the shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights.

   The Trust is authorized to issue multiple classes of shares for the Fund. Currently, the Fund offers one initial class of shares. The Shares discussed in this SAI are offered only to individual, institutional, and corporate clients, and foundations and trusts meeting certain minimum investment criteria. See the Fund's Prospectus for further detail.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for the Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders' rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least 10% of the Shares then outstanding. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

   The Trustees of the Trust (including Mr. Contro and Ms. Wolf, new Trustees), were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his on her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

VOTING RIGHTS

   As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, Independent Registered Public Accounting Firm for the Fund, audits the Fund's annual financial statements and reviews its tax returns.

REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The following audited financial statements are hereby incorporated into this SAI by reference to the following annual report.

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT DATED OCTOBER 31, 2005

   Schedule of Investments as of October 31, 2005

   Statement of Operations for the period ended October 31, 2005

   Statement of Assets and Liabilities as of October 31, 2005

   Statements of Changes in Net Assets for each of the periods indicated

   Financial Highlights for each of the periods indicated

   Notes to Financial Statements

   Report of Independent Registered Public Accounting Firm

   The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
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DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.
    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.
    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
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DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. PROJECT NOTES, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

   4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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                                  (JANUS LOGO)

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-29JANUS